   As filed with the Securities and Exchange Commission on November 21, 1997

                                                               File No. 33-36962
                                                               File No. 811-6175
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE
          SECURITIES ACT OF 1933                             [X]

               Post-Effective Amendment No. 17               [X]

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT OF 1940                                [X]


                              Amendment No. 19               [X]


                       MAINSTAY INSTITUTIONAL FUNDS INC.
                       ---------------------------------
               (formerly New York Life Institutional Funds Inc.)
              (Exact name of Registrant as Specified in Charter)

                               51 Madison Avenue
                           New York, New York 10010
                           ------------------------
                   (Address of Principal Executive Offices)

                                (212) 576-5773
                                --------------
             (Registrant's Telephone Number, including Area Code)

                           A. Thomas Smith III, Esq.
                       MainStay Institutional Funds Inc.
                               51 Madison Avenue
                           New York, New York 10010
                           ------------------------
                    (Name and Address of Agent for Service)

                                with a copy to:

                            Jeffrey L. Steele, Esq.
                            Dechert Price & Rhoads
                              1500 K Street, N.W.
                            Washington, D.C. 20005


[X] It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

                       MAINSTAY INSTITUTIONAL FUNDS INC.

                             CROSS REFERENCE SHEET


     This Registration Statement contains a separate Prospectus for each of the Institutional Class and the Institutional Service Class of the Registrant's shares. Both classes are included in a joint Statement of Additional Information. The cross-references listed below are applicable to the Prospectuses of both the Institutional Class and the Institutional Service Class of shares.

                          Items Required by Form N-1A
                          ---------------------------

     Item Number in Part A                    Prospectus Caption
     ---------------------                    ------------------
1.   Cover Page                               Cover Page

2.   Synopsis                                 Tell Me The Key Facts -Analyze the
                                              Costs of Investing:  Ongoing Fees;
                                              If you Invest $1,000 You Might Pay

3.   Condensed Financial Information          Financial Highlights

4.   General Description of                   Tell Me The Key Facts -
     Registrant                               Descriptions of Each Fund; General
                                              Investment Considerations; Tell Me
                                              The Details - The Company; Other
                                              Information About the Funds;
                                              Description of Investments and
                                              Investment Practices

5.   Management of the Fund                   Tell Me The Key Facts -Know Who
                                              You're Investing With; Tell Me The
                                              Details - The Company; Manager and
                                              Sub-Advisers

5A.  Management's Discussion of               Information Contained in
     Fund Performance                         Registrant's Annual Report

6.   Capital Stock and Other                  Tell Me The Key Facts -
     Securities                               Understand the Tax Consequences;
                                              Tell Me The Details - The Company;
                                              Portfolio Transactions

7.   Purchase of Securities                   Tell Me The Key Facts -
     Being Offered                            Open an Account and Buy Shares

8.   Redemption or Repurchase                 Tell Me The Key Facts -Know How to
                                              Sell and Exchange Shares

9.   Pending Legal Proceedings                Not Applicable

                                              Statement of Additional
     Item Number in Part B                    Information Caption
     ---------------------                    -----------------------

10.  Cover Page                               Cover Page

11.  Table of Contents                        Table of Contents

12.  General Information and                  Management of the Company
     History

13.  Investment Objectives and                Investment Objectives and
     Policies                                 Policies; Investment Restrictions;
                                              Additional Restrictions

14.  Management of the Fund                   Management of the Company

15.  Control Persons and Principal            Management of the
     Holders of Securities                    Company; Other Information

16.  Investment Advisory and                  Management of the Company
     Other Services

17.  Brokerage Allocation and                 Portfolio Transactions
     Other Practices                          and Brokerage

18.  Capital Stock and Other                  Other Information
     Securities

19.  Purchase, Redemption and                 Purchases and Redemptions
     Pricing of Securities Being
     Offered

20.  Tax Status                               Tax Information

21.  Underwriters                             Management of the Company

22.  Calculations of Performance              Performance Information
     Data

23.  Financial Statements                     Financial Statements

--------------------------------------------------------------------------------
 MainStay Institutional Funds Inc. Prospectus                 November 21, 1997
--------------------------------------------------------------------------------

Institutional Class

================================================================================
 Read This!
================================================================================

These Funds aren't federally insured or guaranteed by the U.S. government. Shares of these Funds are not deposits or obligations of, or guaranteed or insured by, any financial institution, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investments in the Funds are subject to investment risks, including possible loss of principal.

No guarantees. There can be no assurance that the investment objective of any Fund will be achieved. All mutual funds involve risk, including the potential to lose some or all of your original investment. Except for money market funds, the price of a mutual fund share will fluctuate, and, when sold, may be higher or lower than your original purchase price. Furthermore, although the Money Market Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will succeed in doing so.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------

Please read this Prospectus carefully before you invest, and keep it for future reference. It includes information you should know before investing. We hope you will easily find and understand the information you need; but if you have any questions, please call 1-800-695-2126 ext.
2055, write to us at:

         MainStay Institutional Funds Inc.
         Box 461
         Parsippany, NJ 07054-0461

or visit our website at:

         http://www.mainstayfunds.com

For even more details, write to NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany, NJ 07054 or call the above number for a free copy of the Statement of Additional Information (SAI) dated November 21, 1997 (as amended from time to time). The SAI is incorporated by reference into this Prospectus and also has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

--------------------------------------------------------------------------------



MainStay Institutional Funds offers 11 no-load mutual funds with a broad range of investment choices.


================================================================================
 Equity                                                                    Page
================================================================================
EAFE Index Fund ..........................................................    19

Growth Equity Fund .......................................................    20

Indexed Equity Fund ......................................................    21

International Equity Fund ................................................    22

Multi-Asset Fund .........................................................    23

Value Equity Fund ........................................................    24

================================================================================
 Fixed Income
================================================================================
Bond Fund ................................................................    25

Indexed Bond Fund ........................................................    26

International Bond Fund ..................................................    27

Money Market Fund ........................................................    28

Short-Term Bond Fund .....................................................    29


                                     [LOGO]

                                    MAINSTAY

                                  INSTITUTIONAL

                                   FUNDS INC.

                       This page intentionally left blank.

--------------------------------------------------------------------------------
                                 What's Inside?
--------------------------------------------------------------------------------


================================================================================
 Tell Me Quickly                                                           Page
================================================================================
The Funds; The Number to Call for Help ..................................     1

A Quick Overview: Understanding MainStay Institutional Funds ............   4-5

================================================================================
 Tell Me The Key Facts
================================================================================
Analyze the Costs of Investing: Ongoing Fees ............................     6

If You Invest $1,000 You Might Pay ......................................     6

Financial Highlights .................................................... 11-16

Historical Performance .................................................. 17-18

Descriptions of Each Fund ............................................... 19-29

General Investment Considerations ....................................... 30-31

Open an Account and Buy Shares .......................................... 32-33

Know How to Sell and Exchange Shares .................................... 34-35

Decide How to Receive Your Earnings .....................................    36

Understand the Tax Consequences .........................................    36

Know Who You're Investing With .......................................... 37-38

Know Your Rights as a Shareholder .......................................    39

================================================================================
 Tell Me The Details
================================================================================
The Company .............................................................    40

Other Information About the Funds .......................................    40

Description of Investments and Investment Practices .....................    43

Investment Restrictions .................................................    47

Manager and Sub-Advisers ................................................    48

Portfolio Transactions ..................................................    49

Appendix A:  Description of Securities Ratings ..........................    49

--------------------------------------------------------------------------------
                              A Quick Overview ...
--------------------------------------------------------------------------------

-----
  1
-----
================================================================================
 Set your investment priorities
================================================================================

Decide if they are:

o    protecting what you have

o    receiving income from dividends

o    participating in the potential for greater investment returns

o    diversifying your current investment portfolio

o    a combination of any of the above

How much risk of losing money are you willing to take; how aggressive are you willing to be to make money? This two-part question may be the most difficult question in the world of investing. If you are not a professional investor, you should talk it over with your service agent or registered representative. He or she may have some ideas you hadn't considered.

--------------------------------------------------------------------------------

-----
  2
-----
================================================================================
 Study the Funds' objectives,
 policies and risks
================================================================================

Focus on the Funds that seem to be seeking your objectives. Read about the people who manage each Fund. Understand the types of securities in which each Fund invests and the risks associated with those investments.

If you have a registered representative or service agent, discuss the Funds with him or her or call 1-(800) 695-2126 ext. 2055.

For key facts about, and risks associated with, the Funds, see pgs. 19-29.

(For more detailed information, see "Tell Me The Details" in this Prospectus and the Statement of Additional Information (SAI).)

--------------------------------------------------------------------------------

-----
  3
-----
================================================================================
 Evaluate each Fund's track record,
 fees and expenses
================================================================================

Turn to pgs. 11-16 for Financial Highlights. Read down the columns (by year) and find, in particular, the beginning and ending share prices, the amount of income produced, and the "total investment return" figures, to see how each Fund has done in the past.

Don't just look at recent performance, which may or may not be repeated. Read the "total investment return" for each year to look for a performance pattern. Remember, though, no fund can ever guarantee it will continue to perform at the same levels.

Understand the ongoing fees.

(See "Analyze the Costs of Investing: Ongoing Fees"; "If You Invest $1000 You Might Pay ..."; and the Examples beginning on pg. 7 for your Fund's ongoing fees and the impact of those costs on a $1,000 investment.)

--------------------------------------------------------------------------------

-----
  7
-----
================================================================================
 Ongoing fees
================================================================================

Every mutual fund pays fees for services. These may include distribution, marketing, investment management and shareholder services. Fees are generally charged on a regular schedule. You're not charged directly; the Fund pays the fees to the firms who provide the services and then deducts the amounts from the Fund's assets. This, consequently, reduces the NAV of your shares.

(To learn more, see pg. 48, "Manager and Sub-Advisers.")

--------------------------------------------------------------------------------

-----
  8
-----
================================================================================
 Earn dividends and capital gains
================================================================================

Your Fund may earn money through interest payments, dividend payments or through capital appreciation of the securities it owns. The Fund periodically distributes these earnings to you based on the number of shares you own. For tax qualified plans, distributions are reinvested in additional shares. You should check how often a Fund makes distributions, especially if current income is important to you.

You may elect to have earnings sent to you or have them automatically reinvested in more shares.

(To learn more, see pg. 36, "Decide How To Receive Your Earnings.")

--------------------------------------------------------------------------------

-----
  9
-----
================================================================================
 Exchange shares/Redeem shares
================================================================================

You generally may redeem your shares on any business day, or transfer them to another Fund by exchanging shares. The Fund will redeem shares at the current net asset value and send you a check, or, if you wish, exchange shares of one Fund for shares of another. An exchange is considered a sale of shares of one Fund and a purchase of another and may have tax consequences. You can only exchange shares of the same class. Participation in a systematic withdrawal and exchange plan may be available for Group IRA or Group Account investors.

(To learn more, see pgs. 34-35, "Know How to Sell and Exchange Shares.")

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  ...Understanding MainStay Institutional Funds
--------------------------------------------------------------------------------

-----
  4
-----
================================================================================
 Decide how much to invest
 in each Fund
================================================================================

You may split your investment among as many MainStay Institutional Funds as you desire. If you are an institutional investor, your initial investment must be at least $250,000 over the first 13 months. There are also minimum requirements for subsequent investments.

(See pgs. 32-33, "Open an Account and Buy Shares," for the amounts.)

--------------------------------------------------------------------------------

-----
  5
-----
================================================================================
 Open an account/Buy shares
================================================================================

To open an account, fill out an application and place the order directly or through your registered representative or service agent.

Make sure you provide complete information, including who will own the account, and especially your Social Security number or Taxpayer ID. If you're participating through an employer sponsored plan, your employer will complete the application.

This is also the time to decide how to make other choices that will affect how you manage your investments including how to receive earnings.

(For more on opening an account see pgs. 32-33, "Open an Account and Buy
Shares.")
--------------------------------------------------------------------------------

-----
  6
-----
================================================================================
 See how many shares your
 money will buy
================================================================================

You can calculate the number of shares of a Fund your money buys by dividing the amount of your investment by the price of one share ("net asset value" or "NAV") of the Fund.

Each Fund's net asset value is calculated at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time each business day (noon for the Money Market Fund). The number of shares you receive is based on the NAV next calculated after your order is received. You'll receive written confirmation of your purchase.

(To learn more, see pgs. 32-33, "Open an Account and Buy Shares.")

--------------------------------------------------------------------------------

-----
  10
-----
================================================================================
 Manage your taxes/
 Align your goals
================================================================================

If you've made a profit on your investment either through dividends, distributions or capital gains, you may have to pay taxes at tax time. Generally, taxes are deferred if you're investing through a "tax-exempt" plan, such as a 401(k) or IRA. Distributions from tax-exempt plans may be taxable. Consult your tax adviser.

Be aware that your Fund may earn 1997 income that will be paid to you in January 1998, but will apply to your 1997 tax return.

(See pg. 36, "Understand the Tax Consequences," for an explanation.)

--------------------------------------------------------------------------------

-----
  11
-----
================================================================================
 Know your rights/
 Stay informed
================================================================================

Most of all, you have the right to ask questions--and have them answered intelligently. You may call your registered representative or service agent, or call us directly at 1-800-695-2126 ext. 2055. If you are invested through a Group Plan, call us at 1-800-695-4451.

(See pg. 39, "Know Your Rights as a Shareholder," to learn more.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Tell Me The Key Facts
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Analyze the Costs of Investing: Ongoing Fees
--------------------------------------------------------------------------------

To help you understand the costs of investing in a MainStay Institutional Fund, we've provided expense information based on expenses paid by the Institutional Class of each Fund for the most recent fiscal year. Because some expenses are based on the value of the Fund's assets, which fluctuates daily, you should only use these figures as estimates of what you might actually pay.

Ongoing fees

Each Fund pays ongoing operating fees to the manager, custodian and other professionals who provide services to the Fund. These fees are billed to the Fund and are then factored into the share price. They're not billed to you separately; but they do reduce the value of each share you own. (See pg. 48, "Manager and Sub-Advisers," for further details.)

Expenses have been capped

The Funds' manager has voluntarily agreed to limit total expenses on all Funds (except the Growth Equity Fund, Multi-Asset Fund, and Value Equity Fund). (See pg. 48, "Voluntary Expense Limitation," for full details.) Where these limits apply, they have the effect of lowering a Fund's total operating expenses and increasing its earnings.

The manager may end or revise the voluntary expense limitations at any time after December 31, 1997 (after December 31, 1998 for the Indexed Equity Fund). If this occurs, the Funds' expenses may increase and their earnings may be reduced, depending on each Fund's total assets. (See pg. 48, "Voluntary Expense Limitation," for more on the limitation for each Fund.)

The No-Fee IRA feature

If you bought shares in any MainStay Institutional Fund IRA before January 1, 1995, all custodial fees will be waived under the No-Fee IRA feature for Group IRAs if your total account balance (for all Funds) on December 31 is $50,000 or more. If, however, your total balance is less than $50,000, the fee will still be waived for any Fund in which you have a balance of $5,000 or more. (The No-Fee IRA may be eliminated at any time without notice.)

Service agents

You may buy shares of a Fund through a service agent: broker-dealers, financial institutions or others having a shareholder servicing relationship with the Funds on your behalf. Service agents may impose other conditions on buying and selling shares. They may also charge you additional fees. They are responsible for giving you a schedule of fees and information about any conditions they've added. Ask your service agent, if you have one, about these fees and conditions.

--------------------------------------------------------------------------------
Why read about costs?

Costs are important since they may lower your earnings. For example, a Fund with higher costs must perform better just to equal the return of a Fund with lower costs. All things being equal, therefore, a lower-cost Fund will begin with an advantage. Lower fees alone, however, will not guarantee better total return performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      If You Invest $1,000 You Might Pay...
--------------------------------------------------------------------------------

The "Examples" on the following pages are provided to help you understand the various costs and expenses that an investor in the Institutional Class of each Fund will bear directly or indirectly.

The examples on pgs. 7-10 are based on a hypothetical 5% annual return on an investment of $1,000, redemption at the end of each period and reinvestment of all your dividends and distributions. Each pie chart illustrates the expenses that would be paid by a shareholder for shares held for a period of five years with the same assumptions.

The actual return on your investment, of course, may be more or less than 5%; and the actual expenses may also be more or less than those shown depending on a variety of factors, including the performance of the Fund. The figures in the following charts, therefore, do not necessarily represent how your investment will perform, nor do they show how the Funds have actually performed in the past. They are strictly hypothetical examples.


================================================================================

--------------------------------------------------------------------------------
[ARROW] Take note:
--------------------------------------------------------------------------------

We have also assumed that total Fund operating expenses remain the same each year, and that the 1997 voluntary expense limitation would apply for all periods. Without the limitation, your expenses would generally be higher. The Funds' manager may end or revise these limitations at any time after December 31, 1997 (December 31, 1998 for the Indexed Equity Fund).

================================================================================

------------------------------------------------------------------------------------------------------------------------------------

 Operating Expenses                                                                             Examples
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

 EAFE INDEX FUND
====================================================================================================================================

 Shareholder Transaction Expenses                      None                     After 1 year                       $ 10
                                                                                After 3 years                      $ 30
                                                                                After 5 years                      $ 52(a)
 Annual Fund Operating Expenses                                                 After 10 years                     $116
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:

    Management Fees
       (reflecting expense limitations)               .66%+                     [THE FOLLOWING DATA WAS REPRESENTED BY A
    Other Expenses                                    .28                          PIE CHART IN THE PRINTED MATERIAL.]
                                                      ---
 Total Fund Operating Expenses*                       .94%                                 $33.00 management fees
                                                      ===                                   19.00 others
                                                                                           ---------------------------
                                                                                           $52.00 total fund operating
                                                                                                  expenses

====================================================================================================================================

 GROWTH EQUITY FUNDS
====================================================================================================================================

 Shareholder Transaction Expenses                      None                     After 1 year                       $  9
                                                                                After 3 years                      $ 29
                                                                                After 5 years                      $ 51
 Annual Fund Operating Expenses                                                 After 10 years                     $114
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:


    Management Fees                                   .85%+                     [THE FOLLOWING DATA WAS REPRESENTED BY A
    Other Expenses                                    .07                          PIE CHART IN THE PRINTED MATERIAL.]
                                                      ---
 Total Fund Operating Expenses                        .92%                                 $42.50 management fees
                                                      ===                                    8.50 others
                                                                                           ---------------------------
                                                                                           $51.00 total fund operating
                                                                                                  expenses

====================================================================================================================================

 INDEXED EQUITY FUND
====================================================================================================================================

 Shareholder Transaction Expenses                      None                     After 1 year                       $ 3
                                                                                After 3 years                      $10
                                                                                After 5 years                      $17(a)
 Annual Fund Operating Expenses                                                 After 10 years                     $38
 (as a percentage of average daily net assets)

                                                                   If you invest $1,000 today, 5 years from now you would have paid:

    Management Fees
       (reflecting expense limitations)               .21%+                     [THE FOLLOWING DATA WAS REPRESENTED BY A
    Other Expenses                                    .09                          PIE CHART IN THE PRINTED MATERIAL.]
                                                      ---
 Total Fund Operating Expenses*                       .30%                                 $10.50 management fees
                                                      ===                                    6.50 others
                                                                                           ---------------------------
                                                                                           $17.00 total fund operating
                                                                                                  expenses

------------------------------------------------------------------------------------------------------------------------------------

 Operating Expenses                                                                             Examples
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

 INTERNATIONAL EQUITY FUND
====================================================================================================================================

 Shareholder Transaction Expenses                    None                       After 1 year                       $ 10
                                                                                After 3 years                      $ 32
                                                                                After 5 years                      $ 55(a)
 Annual Fund Operating Expenses                                                 After 10 years                     $123
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:

    Management Fees
       (reflecting expense limitations)               .78%+                      [THE FOLLOWING DATA WAS REPRESENTED BY A
    Other Expenses                                    .22                           PIE CHART IN THE PRINTED MATERIAL.]
                                                     ----
 Total Fund Operating Expenses*                      1.00%                                $39.00 management fees
                                                     ====                                  16.00 others
                                                                                          ---------------------------
                                                                                          $55.00 total fund operating
                                                                                                 expenses

====================================================================================================================================

 MULTI-ASSET FUND
====================================================================================================================================

 Shareholder Transaction Expenses                     None                      After 1 year                       $ 8
                                                                                After 3 years                      $24
                                                                                After 5 years                      $42
 Annual Fund Operating Expenses                                                 After 10 years                     $93
 (as a percentage of average daily net assets)

                                                                   If you invest $1,000 today, 5 years from now you would have paid:


    Management Fees                                   .65%+                      [THE FOLLOWING DATA WAS REPRESENTED BY A
    Other Expenses                                    .10                           PIE CHART IN THE PRINTED MATERIAL.]
                                                      ---
 Total Fund Operating Expenses                        .75%                                 $32.50 management fees
                                                      ===                                    9.50 others
                                                                                           ---------------------------
                                                                                           $42.00 total fund operating
                                                                                                  expenses

====================================================================================================================================

 VALUE EQUITY FUND
====================================================================================================================================

 Shareholder Transaction Expenses                     None                      After 1 year                       $  9
                                                                                After 3 years                      $ 29
                                                                                After 5 years                      $ 51
 Annual Fund Operating Expenses                                                 After 10 years                     $114
 (as a percentage of average daily net assets)

                                                                   If you invest $1,000 today, 5 years from now you would have paid:


                                                                                [THE FOLLOWING DATA WAS REPRESENTED BY A
    Management Fees                                   .85%+                        PIE CHART IN THE PRINTED MATERIAL.]
    Other Expenses                                    .07
                                                      ---                                 $42.50 management fees
 Total Fund Operating Expenses                        .92%                                  8.50 others
                                                      ===                                 ---------------------------
                                                                                          $51.00 total fund operating
                                                                                                 expenses

8

------------------------------------------------------------------------------------------------------------------------------------

 Operating Expenses                                                                             Examples
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

 BOND FUND
====================================================================================================================================

 Shareholder Transaction Expenses                     None                      After 1 year                       $ 8
                                                                                After 3 years                      $24
                                                                                After 5 years                      $42(a)
 Annual Fund Operating Expenses                                                 After 10 years                     $93
 (as a percentage of average daily net assets)

                                                                   If you invest $1,000 today, 5 years from now you would have paid:

    Management Fees
       (reflecting expense limitations)               .64%+                     [THE FOLLOWING DATA WAS REPRESENTED BY A
    Other Expenses                                    .11                          PIE CHART IN THE PRINTED MATERIAL.]
                                                      ---
 Total Fund Operating Expenses*                       .75%                                 $32.00 management fees
                                                      ===                                   10.00 others
                                                                                           ---------------------------
                                                                                           $42.00 total fund operating
                                                                                                  expenses


====================================================================================================================================

 INDEXED BOND FUND
====================================================================================================================================

 Shareholder Transaction Expenses                     None                      After 1 year                       $ 5
                                                                                After 3 years                      $16
                                                                                After 5 years                      $28(a)
 Annual Fund Operating Expenses                                                 After 10 years                     $63
 (as a percentage of average daily net assets)

                                                                   If you invest $1,000 today, 5 years from now you would have paid:

    Management Fees
       (reflecting expense limitations)               .35%+                     [THE FOLLOWING DATA WAS REPRESENTED BY A
    Other Expenses                                    .15                          PIE CHART IN THE PRINTED MATERIAL.]
                                                      ---
 Total Fund Operating Expenses*                       .50%                               $17.50 management fees
                                                      ===                                 10.50 others
                                                                                         ---------------------------
                                                                                         $28.00 total fund operating
                                                                                                expenses

====================================================================================================================================

 INTERNATIONAL BOND FUND
====================================================================================================================================

 Shareholder Transaction Expenses                     None                      After 1 year                       $ 10
                                                                                After 3 years                      $ 30
                                                                                After 5 years                      $ 53(a)
 Annual Fund Operating Expenses                                                 After 10 years                     $117
 (as a percentage of average daily net assets)

                                                                   If you invest $1,000 today, 5 years from now you would have paid:

    Management Fees
       (reflecting expense limitations)               .67%+                     [THE FOLLOWING DATA WAS REPRESENTED BY A
    Other Expenses                                    .28                          PIE CHART IN THE PRINTED MATERIAL.]
                                                      ---
 Total Fund Operating Expenses*                       .95%                               $33.50 management fees
                                                      ===                                 19.50 others
                                                                                         ---------------------------
                                                                                         $53.00 total fund operating
                                                                                                expenses

------------------------------------------------------------------------------------------------------------------------------------

 Operating Expenses                                                                             Examples
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

 MONEY MARKET FUND
====================================================================================================================================

 Shareholder Transaction Expenses                     None                      After 1 year                       $ 5
                                                                                After 3 years                      $16
                                                                                After 5 years                      $28(a)
 Annual Fund Operating Expenses                                                 After 10 years                     $63
 (as a percentage of average daily net assets)

                                                                   If you invest $1,000 today, 5 years from now you would have paid:

    Management Fees
       (reflecting expense limitations)               .33%+                     [THE FOLLOWING DATA WAS REPRESENTED BY A
    Other Expenses                                    .17                          PIE CHART IN THE PRINTED MATERIAL.]
                                                      ---
 Total Fund Operating Expenses*                       .50%                               $16.50 management fees
                                                      ===                                 11.50 others
                                                                                         ---------------------------
                                                                                         $28.00 total fund operating
                                                                                                expenses


====================================================================================================================================

 SHORT-TERM BOND FUND
====================================================================================================================================

 Shareholder Transaction Expenses                      None                     After 1 year                       $ 6
                                                                                After 3 years                      $19
                                                                                After 5 years                      $34(a)
 Annual Fund Operating Expenses                                                 After 10 years                     $75
 (as a percentage of average daily net assets)

                                                                   If you invest $1,000 today, 5 years from now you would have paid:

    Management Fees
       (reflecting expense limitations)               .41%+                      [THE FOLLOWING DATA WAS REPRESENTED BY A
    Other Expenses                                    .19                           PIE CHART IN THE PRINTED MATERIAL.]
                                                      ---
 Total Fund Operating Expenses*                       .60%                                $20.50 management fees
                                                      ===                                  13.50 others
                                                                                          ---------------------------
                                                                                          $34.00 total fund operating
                                                                                                 expenses

* MainStay Management, Inc., as the Funds' manager, has voluntarily agreed for the remainder of 1997 to waive a portion of the fees otherwise payable to it under the terms of the Funds' Management Agreements (up to the amount of such fees) to the extent necessary to limit the total operating expenses for the Institutional Class of the Funds, other than the Growth Equity Fund, Multi-Asset Fund and Value Equity Fund, to the amounts shown above. These expenses are described under "Tell Me The Details--Manager and Sub-Advisers." Absent voluntary expense limitations, estimated total Fund operating expenses for the Institutional Class would have been as follows: EAFE Index Fund--1.23%; International Equity Fund--1.07%; Bond Fund--.86%; Indexed Bond Fund--.65%; International Bond Fund--1.08%; Money Market Fund--.67%; and Short-Term Bond Fund--.79%. Absent voluntary expense limitations, Fund management fees would have been as follows: EAFE Index Fund--.95%; International Equity Fund--.85%; Bond Fund--.75%; Indexed Bond Fund--.50%; International Bond Fund--.80%; Money Market Fund--.50%; and Short-Term Bond Fund--.60%. With respect to the Indexed Equity Fund, MainStay Management, Inc. has voluntarily agreed for the remainder of 1997 and 1998 to waive a portion of the fees otherwise payable to it under the Fund's Management Agreement (up to the amount of such fees) to the extent necessary to limit the total operating expenses for the Institutional Class of the Indexed Equity Fund to .30%. These expenses are described under "Tell Me the Details--Manager and Sub-Advisers." Absent these voluntary expense limitations, total operating expenses for the Institutional Class of the Indexed Equity Fund would have been .59%; management fees for the Indexed Equity Fund would have been .50%.

(a) If the voluntary expense limitations were not applied, the expenses for each period would generally be higher. For example, the expenses for the five-year period would be as follows: EAFE Index Fund--$68; Indexed Equity Fund--$33; International Equity Fund--$59; Bond Fund--$48; Indexed Bond Fund--$36; International Bond Fund--$60; Money Market Fund--$37; and Short-Term Bond Fund--$44.

+ Includes investment advisory and administrative fees for the fiscal year ended December 31, 1996. Prior to November 17, 1997, the Funds paid separate fees for investment advisory and administrative services.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

Here are the financial highlights for the Institutional Class of shares of each of the eleven MainStay Institutional Funds.

The information for each of the six years in the period ended December 31, 1996 has been audited by Price Waterhouse LLP, independent accountants to the Funds. The information for the six months ended June 30, 1997 has not been audited. You should read the related financial statements and notes and, in the case of the Annual Report, the unqualified report on the financial statements of each Fund contained in the Company's 1996 Annual Report and June 30, 1997 Semi-Annual Report, which are incorporated by reference in the SAI.

Additional performance information is included in the Funds' Annual and Semi-Annual Reports to Shareholders.

For a free copy of the SAI, the Annual Report or the Semi-Annual Report, call us at 1-800-695-2126 ext. 2055 or write to: NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany, NJ 07054.

EAFE INDEX FUND

                                                Six Months                    Year Ended December 31              January 2, 1991(a)

                                                  Ended       ----------------------------------------------------     through
                                              June 30, 1997*   1996        1995        1994       1993       1992  December 31, 1991

                                              -------------   ------      ------      ------      -----     ------ -----------------


Net asset value at beginning of period .......    $14.00      $13.56      $12.63      $12.03     $ 9.60     $11.01       $10.00
                                                  ------      ------      ------      ------      -----     ------       ------
Net investment income ........................      0.11        0.16        0.13        0.10       0.06       0.08         0.08
Net realized and unrealized gain (loss) on
  investments ................................      1.43        0.71        1.11        0.70       2.71      (1.41)        0.93
Net realized and unrealized gain (loss)
  on foreign currency transactions ...........      0.00(b)    (0.00)(b)   (0.10)       0.03      (0.01)     (0.01)          --
                                                  ------      ------      ------      ------     ------     ------       ------
Total from investment operations .............      1.54        0.87        1.14        0.83       2.76      (1.34)        1.01
                                                  ------      ------      ------      ------     ------     ------       ------
Less dividends and distributions:
From net investment income ...................        --       (0.16)      (0.04)      (0.09)     (0.14)     (0.07)          --
From net realized gain on investments and
  foreign currency transactions ..............        --       (0.25)      (0.14)      (0.14)     (0.19)        --           --
In excess of net investment income ...........        --       (0.02)      (0.03)         --         --         --           --
                                                  ------      ------      ------      ------     ------     ------       ------
Total dividends and distributions ............        --       (0.43)      (0.21)      (0.23)     (0.33)     (0.07)          --
                                                  ------      ------      ------      ------     ------     ------       ------
Net asset value at end of period .............    $15.54      $14.00      $13.56      $12.63     $12.03     $ 9.60       $11.01
                                                  ======      ======      ======      ======     ======     ======       ======
Total investment return(d) ...................     11.00%       6.45%       9.03%       6.83%     28.97%    (12.22%)      10.10%
Ratios (to average net assets)/
  Supplemental Data:
    Net investment income ....................      1.55%+      1.11%       1.01%       0.57%      0.53%      0.76%        0.71%
    Net expenses .............................      0.94%+      0.94%       1.03%       1.26%      1.27%      1.32%        1.40%
    Expenses (before reimbursement) ..........      1.21%+      1.23%       1.24%       1.26%      1.27%      1.32%        1.40%
Portfolio turnover rate ......................         1%          4%          6%          7%        16%         1%           1%
Average commission rate paid .................   $0.0062     $0.0097          (c)         (c)        (c)        (c)          (c)
Net assets at end of period (in 000's) .......   $98,724     $89,029     $80,087     $72,265    $53,714    $40,531      $45,160

---------
 *   Unaudited.

 +   Annualized

(a)  Commencement of operations.

(b)  Less than one cent per share.

(c) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(d)  Total return is not annualized.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

GROWTH EQUITY FUND

                                                Six Months                    Year Ended December 31              January 2, 1991(a)

                                                  Ended       ----------------------------------------------------     through
                                              June 30, 1997*   1996         1995        1994       1993       1992 December 31, 1991

                                              -------------   ------      ------      ------      -----     ------ -----------------

Net asset value at beginning of period .......    $21.99      $18.84      $13.68       $14.40     $14.71    $16.70      $10.00
                                                  ------      ------      ------       ------     ------    ------      ------
Net investment income (loss) .................     (0.03)      (0.06)       0.02         0.01      (0.01)    (0.03)       0.01
Net realized and unrealized gain
  (loss) on investments ......................      2.95        4.14        5.16        (0.33)      1.41      0.80        6.69
                                                  ------      ------      ------       ------     ------    ------      ------
Total from investment operations .............      2.92        4.08        5.18        (0.32)      1.40      0.77        6.70
                                                  ------      ------      ------       ------     ------    ------      ------
Less dividends and distributions:
From net investment income ...................        --          --       (0.02)       (0.01)        --     (0.02)         --
From net realized gain on investments ........        --       (0.93)         --        (0.39)     (1.68)    (2.74)         --
In excess of net investment income ...........        --          --       (0.00)(b)       --         --        --          --
In excess of net realized gain
  on investments .............................        --          --       (0.00)(b)    (0.00)(b)  (0.03)       --          --
                                                  ------      ------      ------       ------     ------    ------      ------
Total dividends and distributions ............        --       (0.93)      (0.02)       (0.40)     (1.71)    (2.76)         --
                                                  ------      ------      ------       ------     ------    ------      ------
Net asset value at end of period .............    $24.91      $21.99      $18.84       $13.68     $14.40    $14.71      $16.70
                                                  ======      ======      ======       ======     ======    ======      ======
Total investment return(d) ...................    13.28%       21.62%      37.88%       (2.23%)     9.59%     5.63%      67.00%
Ratios (to average net assets)/
  Supplemental Data:
    Net investment income (loss) .............    (0.26%)+     (0.27%)      0.12%        0.04%     (0.07%)   (0.19%)      0.13%
    Net expenses .............................     0.92%+       0.92%       0.93%        0.92%      0.90%     0.90%       0.90%
    Expenses (before reimbursement) ..........     0.92%+       0.92%       0.93%        0.92%      0.93%     0.95%       0.99%
Portfolio turnover rate ......................       15%          22%         33%          37%        81%      121%        225%
Average commission rate paid .................   $0.0592     $0.0604          (c)          (c)        (c)       (c)         (c)
Net assets at end of period (in 000's) .......  $630,540    $541,212    $412,129     $284,388   $258,751  $212,619    $191,495

----------
 *   Unaudited.

 +   Annualized.

(a)  Commencement of operations.

(b)  Less than one cent per share.

(c) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(d)  Total return is not annualized.


INDEXED EQUITY FUND

                                                Six Months                   Year Ended December 31               January 2, 1991(a)

                                                  Ended       ----------------------------------------------------     through
                                              June 30, 1997*   1996         1995        1994       1993       1992 December 31, 1991

                                              -------------   ------      ------      ------      -----     ------ -----------------

Net asset value at beginning of period ......   $21.05       $17.82     $13.53     $13.86       $13.50     $12.98        $10.00
                                                ------       ------     ------     ------       ------     ------        ------
Net investment income .......................     0.16         0.34       0.35       0.33         0.30       0.30          0.32
Net realized and unrealized gain (loss) on
  investments ...............................     4.15         3.69       4.64      (0.20)        0.93       0.61          2.66
Total from investment operations ............     4.31         4.03       4.99       0.13         1.23       0.91          2.98
                                                ------       ------     ------     ------       ------     ------        ------
Less dividends and distributions:
From net investment income ..................       --        (0.34)     (0.34)     (0.33)       (0.61)     (0.32)           --
From net realized gain on investments .......       --        (0.46)     (0.36)     (0.13)       (0.25)     (0.07)           --
In excess of net realized gain
  on investments ............................       --           --         --       0.00(b)     (0.01)        --            --
                                                ------       ------     ------     ------       ------     ------        ------
Total dividends and distributions ...........       --        (0.80)     (0.70)     (0.46)       (0.87)     (0.39)           --
                                                ------       ------     ------     ------       ------     ------        ------
Net asset value at end of period ............   $25.36       $21.05     $17.82     $13.53       $13.86     $13.50        $12.98
                                                ======       ======     ======     ======       ======     ======        ======
Total investment return(d) ..................    20.48%       22.57%     36.88%      0.90%        9.41%      7.19%        29.80%
Ratios (to average net assets)/
    Supplemental Data:
  Net investment income .....................     1.69%+       1.96%      2.21%      2.43%        2.39%      2.52%         2.78%
  Net expenses ..............................     0.30%+       0.44%      0.50%      0.50%        0.45%      0.45%         0.45%
  Expenses (before reimbursement) ...........     0.56%+       0.59%      0.59%      0.58%        0.60%      0.62%         0.68%
Portfolio turnover rate .....................        2%           8%         4%         5%           5%         4%            4%
Average commission rate paid ................  $0.0499      $0.0498         (c)        (c)          (c)        (c)           (c)
Net assets at end of period (in 000's) ...... $832,391     $617,716   $354,420   $244,685     $219,351   $164,858      $144,055

----------
 *   Unaudited.

 +   Annualized.

(a)  Commencement of operations.

(b)  Less than one cent per share.

(c) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(d)  Total return is not annualized.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

                                                                 Six Months                                  January 1, 1995(a)
                                                                    Ended               Year Ended                through
                                                                June 30, 1997*       December 31, 1996       December 31, 1995
                                                                -------------        -----------------       -----------------
Net asset value at beginning of period ......................       $10.63                 $10.35                  $10.00
                                                                    ------                 ------                  ------
Net investment income .......................................         0.09                   0.64                    0.36
Net realized and unrealized gain on investments .............         0.85                   0.09                    0.17
Net realized and unrealized gain on foreign currency
  transactions ..............................................         0.34                   0.51                    0.18
                                                                    ------                 ------                  ------
Total from investment operations ............................         1.28                   1.24                    0.71
                                                                    ------                 ------                  ------
Less dividends and distributions:
From net investment income ..................................           --                  (0.84)                  (0.10)
From net realized gain on investments and foreign currency
  transactions ..............................................           --                  (0.12)                  (0.26)
In excess of net investment income ..........................           --                     --                   (0.00)(b)
                                                                    ------                 ------                  ------
Total dividends and distributions ...........................           --                  (0.96)                  (0.36)
Net asset value at end of period ............................       $11.91                 $10.63                  $10.35
                                                                    ======                 ======                  ======
Total investment return(d) ..................................        12.04%                 12.09%                   7.17%
Ratios (to average net assets)/Supplemental Data:
  Net investment income .....................................         1.62%+                 0.83%                   1.05%
  Net expenses ..............................................         1.00%+                 1.00%                   1.00%
  Expenses (before reimbursement) ...........................         1.03%+                 1.07%                   1.07%
Portfolio turnover rate .....................................           15%                    23%                     26%
Average commission rate paid ................................      $0.0340                $0.0349                      (c)
Net assets at end of period (in 000's) ......................     $140,316               $126,280                 $96,714

----------
 *   Unaudited.

 +   Annualized.

(a)  Commencement of operations.

(b)  Less than one cent per share.

(c) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(d)  Total return is not annualized.


MULTI-ASSET FUND

                                                                                                                        January 2,
                                                                                                                         1991(a)
                                               Six Months                         Year Ended December 31                 through
                                                  Ended         -----------------------------------------------------  December 31,
                                             June 30, 1997*     1996          1995       1994        1993       1992      1991
                                             --------------     ----          ----       ----        ----       ----   ------------

Net asset value at beginning of period ......    $13.19        $11.79        $10.67     $11.67      $12.02     $11.79      $10.00
                                                 ------        ------        ------     ------      ------     ------      ------
Net investment income .......................      0.17          0.38          0.48       0.45        0.39       0.50        0.51
Net realized and unrealized gain (loss) on
  investments ...............................      2.04          1.53          2.39      (0.55)       0.59       0.29        1.28
Net realized and unrealized loss on foreign
  currency transactions .....................        --         (0.00)(b)     (0.01)        --          --         --          --
                                                 ------        ------        ------     ------      ------     ------      ------
Total from investment operations ............      2.21          1.91          2.86      (0.10)       0.98       0.79        1.79
                                                 ------        ------        ------     ------      ------     ------      ------
Less dividends and distributions:
From net investment income ..................        --         (0.38)        (0.48)     (0.45)      (0.88)     (0.51)         --
From net realized gain on investments .......        --         (0.13)        (1.18)     (0.42)      (0.44)     (0.05)         --
In excess of net realized gain on investments        --            --         (0.08)     (0.03)      (0.01)        --          --
                                                 ------        ------        ------     ------      ------     ------      ------
Total dividends and distributions ...........        --         (0.51)        (1.74)     (0.90)      (1.33)     (0.56)         --
                                                 ------        ------        ------     ------      ------     ------      ------
Net asset value at end of period ............    $15.40        $13.19        $11.79     $10.67      $11.67     $12.02      $11.79
                                                 ======        ======        ======     ======      ======     ======      ======
Total investment return(d) ..................     16.76%        16.16%        26.81%     (0.86%)      8.79%      7.09%      17.90%
Ratios (to average net assets)/
  Supplemental Data:
    Net investment income ...................      2.44%+        2.99%         4.03%      3.63%       3.55%      4.65%       5.87%
    Net expenses ............................      0.75%+        0.70%         0.70%      0.70%       0.60%      0.60%       0.60%
    Expenses (before reimbursement) .........      0.75%+        0.75%         0.77%      0.75%       0.75%      0.79%       0.88%
Portfolio turnover rate .....................         1%          103%          261%       128%        101%        89%         22%
Average commission rate paid ................   $0.0497       $0.0498            (c)        (c)         (c)        (c)         (c)
Net assets at end of period (in 000's) ......  $384,919      $323,790      $273,351   $229,079    $258,345   $190,899    $139,449

--------
 *   Unaudited.

 +   Annualized.

(a)  Commencement of operations.

(b)  Less than one cent per share.

(c) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(d)  Total return is not annualized.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

VALUE EQUITY FUND

                                            Six Months                    Year Ended December 31                  January 2, 1991(a)

                                               Ended      --------------------------------------------------------       through
                                           June 30, 1997*    1996        1995        1994        1993        1992  December 31, 1991

                                           --------------    ----        ----        ----        ----        ----  -----------------

Net asset value at beginning of period ...     $15.87       $14.43      $11.58      $12.40      $14.16      $13.66       $10.00
                                               ------       ------      ------      ------      ------      ------       ------
Net investment income ....................       0.11         0.25        0.21        0.17        0.16        0.21         0.28
Net realized and unrealized gain (loss) on
  investments ............................       1.65         2.98        3.20       (0.02)       1.63        2.22         3.38
                                               ------       ------      ------      ------      ------      ------       ------
Total from investment operations .........       1.76         3.23        3.41        0.15        1.79        2.43         3.66
                                               ------       ------      ------      ------      ------      ------       ------
Less dividends and distributions:
From net investment income ...............         --        (0.25)      (0.21)      (0.17)      (0.37)      (0.28)          --
From net realized gain on investments ....         --        (1.54)      (0.35)      (0.80)      (3.18)      (1.65)          --
                                               ------       ------      ------      ------      ------      ------       ------
Total dividends and distributions ........         --        (1.79)      (0.56)      (0.97)      (3.55)      (1.93)          --
                                               ------       ------      ------      ------      ------      ------       ------
Net asset value at end of period .........     $17.63       $15.87      $14.43      $11.58      $12.40      $14.16       $13.66
                                               ======       ======      ======      ======      ======      ======       ======
Total investment return(c) ...............      11.09%       22.41%      29.42%       1.22%      14.90%      20.71%       36.60%
Ratios (to average net assets)/
  Supplemental Data:
    Net investment income ................       1.32%+       1.70%       1.64%       1.50%       1.38%       1.67%        2.33%
    Net expenses .........................       0.91%+       0.92%       0.93%       0.92%       0.90%       0.90%        0.90%
    Expenses (before reimbursement) ......       0.91%+       0.92%       0.93%       0.92%       0.93%       0.95%        0.99%
Portfolio turnover rate ..................         39%          50%         51%         43%         83%        133%         142%
Average commission rate paid .............    $0.0593      $0.0594          (b)         (b)         (b)         (b)          (b)
Net assets at end of period (in 000's) ...   $886,636     $821,725    $603,749    $396,537    $305,060    $230,836     $182,627

---------
 *   Unaudited.

 +    Annualized.

(a)  Commencement of operations.

(b) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(c)  Total return is not annualized.



BOND FUND

                                               Six Months                 Year Ended December 31                  January 2, 1991(a)

                                                 Ended       ----------------------------------------------------       through
                                             June 30, 1997*  1996      1995        1994        1993        1992    December 31, 1991

                                             --------------  ----      ----        ----        ----        ----    -----------------

Net asset value at beginning of period ......     $9.51       $9.85      $8.93       $9.98      $11.08      $11.40       $10.00
                                                  -----       -----      -----       -----       -----      ------       ------
Net investment income .......................      0.30        0.62       0.68        0.72        0.74        0.61         0.70
Net realized and unrealized gain (loss)
  on investments ............................     (0.03)      (0.34)      0.92       (1.05)       0.26        0.05         0.70
                                                  -----       -----      -----       -----       -----      ------       ------
Total from investment operations ............      0.27        0.28       1.60       (0.33)       1.00        0.66         1.40
                                                  -----       -----      -----       -----       -----      ------       ------
Less dividends and distributions:
From net investment income ..................        --       (0.62)     (0.68)      (0.72)      (1.35)      (0.70)          --
From net realized gain on investments .......        --          --         --          --       (0.65)      (0.28)          --
In excess of net realized gain on investments        --          --         --          --       (0.10)         --           --
                                                  -----       -----      -----       -----       -----      ------       ------
Total dividends and distributions ...........        --       (0.62)     (0.68)      (0.72)      (2.10)      (0.98)          --
                                                  -----       -----      -----       -----       -----      ------       ------
Net asset value at end of period ............     $9.78       $9.51      $9.85       $8.93       $9.98      $11.08       $11.40
                                                  =====       =====      =====       =====       =====      ======       ======
Total investment return (b) .................     $2.84%       2.80%     17.88%      (3.31%)      9.74%       6.39%       14.00%
Ratios (to average net assets)/
  Supplemental Data:
    Net investment income ...................      6.34%+      6.10%      6.62%       7.13%       6.86%       6.02%        7.05%
    Net expenses ............................      0.75%+      0.75%      0.75%       0.75%       0.70%       0.70%        0.70%
    Expenses (before reimbursement) .........      0.85%+      0.86%      0.86%       0.82%       0.84%       0.85%        0.90%
Portfolio turnover rate .....................       146%        398%       470%        478%        567%        609%         301%
Net assets at end of period (in 000's) ......  $178,063    $177,009   $193,518    $202,970    $219,834    $203,531     $186,253

----------
 *   Unaudited.

 +   Annualized.

(a)  Commencement of operations.

(b)  Total return is not annualized.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

INDEXED BOND FUND

                                                                                                                        January 2,
                                                                                                                         1991(a)
                                                Six Months                   Year Ended December 31                      through
                                                  Ended     --------------------------------------------------------   December 31,
                                              June 30, 1997*  1996         1995        1994        1993        1992        1991
                                              --------------  ----         ----        ----        ----        ----    ------------
Net asset value at beginning of period .......    $10.52      $10.99      $10.06      $11.08      $11.65      $11.47      $10.00
                                                  ------      ------      ------      ------      ------      ------      ------
Net investment income ........................      0.35        0.76        0.82        0.65        0.67        0.79        0.56
Net realized and unrealized gain (loss) on
  investments ................................     (0.06)      (0.48)       1.00       (1.03)       0.38       (0.02)       0.91
                                                  ------      ------      ------      ------      ------      ------      ------
Total from investment operations .............      0.29        0.28        1.82       (0.38)       1.05        0.77        1.47
                                                  ------      ------      ------      ------      ------      ------      ------
Less dividends and distributions:
From net investment income ...................        --       (0.75)      (0.82)      (0.64)      (1.46)      (0.56)         --
From net realized gain on investments ........        --          --       (0.07)         --       (0.15)      (0.03)         --
In excess of net realized gain on investments         --          --          --          --       (0.01)         --          --
                                                  ------      ------      ------      ------      ------      ------      ------
Total dividends and distributions ............        --       (0.75)      (0.89)      (0.64)      (1.62)      (0.59)         --
                                                  ------      ------      ------      ------      ------      ------      ------
Net asset value at end of period .............    $10.81      $10.52      $10.99      $10.06      $11.08      $11.65      $11.47
                                                  ======      ======      ======      ======      ======      ======      ======
Total investment return(b) ...................      2.76%       2.55%      18.07%      (3.44%)      9.64%       7.09%      14.70%
Ratios (to average net assets)/
  Supplemental Data:
    Net investment income ....................      6.23%+      6.21%       6.38%       6.13%       6.19%       7.30%       7.80
    Net expenses .............................      0.50%+      0.50%       0.50%       0.50%       0.45%       0.45%       0.45%
    Expenses (before reimbursement) ..........      0.66%+      0.65%       0.63%       0.61%       0.61%       0.61%       0.73%
Portfolio turnover rate ......................        12%        312%        284%        274%        213%         78%         34%
Net assets at end of period (in 000's) .......  $115,809    $109,482    $163,219    $169,404    $159,792    $125,003    $109,744

---------
 *   Unaudited.

 +   Annualized.

(a)  Commencement of operations.

(b)  Total return is not annualized.


INTERNATIONAL BOND FUND

                                                              Six Months                            January 1, 1995(a)
                                                                Ended             Year Ended             through
                                                            June 30, 1997*     December 31, 1996    December 31, 1995
                                                            --------------     -----------------    -----------------
Net asset value at beginning of period .............             $11.10               $11.16               $10.00
                                                                 ------               ------               ------
Net investment income ..............................               0.31                 1.21                 0.70
Net realized and unrealized gain on investments ....              (0.54)                0.11                 1.12
Net realized and unrealized gain on foreign currency
  transactions .....................................               0.31                 0.27                 0.02
                                                                 ------               ------               ------
Total from investment operations ...................               0.08                 1.59                 1.84
                                                                 ------               ------               ------
Less dividends and distributions:
From net investment income and net realized gain on
  foreign currency transactions ....................                 --                (1.37)               (0.55)
From net realized gain on investments ..............                 --                (0.28)               (0.13)
                                                                 ------               ------               ------
Total dividends and distributions ..................                 --                (1.65)               (0.68)
                                                                 ------               ------               ------
Net asset value at end of period ...................             $11.18               $11.10               $11.16
                                                                 ======               ======               ======
Total investment return(b) .........................               0.72%               14.32%               18.46%
Ratios (to average net assets)/Supplemental Data:
  Net investment income ............................               5.79%+               6.02%                6.61%
  Net expenses .....................................               0.95%+               0.95%                0.95%
  Expenses (before reimbursement) ..................               1.06%+               1.08%                1.03%
Portfolio turnover rate ............................                 98%                  57%                  92%
Net assets at end of period (in 000's) .............            $52,515              $51,980              $44,388

----------
 *   Unaudited.

 +   Annualized.

(a)  Commencement of operations.

(b)  Total return is not annualized.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

MONEY MARKET FUND

                                                 Six Months                   Year Ended December 31              January 2, 1991(a)

                                                    Ended      --------------------------------------------------     through
                                               June 30, 1997*    1996         1995      1994     1993      1992   December 31, 1991
                                               -------------   --------     -------   -------   -------   ------- -----------------
Net asset value at beginning of period .........    $1.00         $1.00       $1.00     $1.00     $1.00     $1.00        $1.00
                                                    -----         -----       -----     -----     -----     -----        -----
Net investment income ..........................     0.03          0.05        0.05      0.04      0.03      0.03         0.06
                                                    -----         -----       -----     -----     -----     -----        -----
Less dividends from net investment income ......    (0.03)        (0.05)      (0.05)    (0.04)    (0.03)    (0.03)       (0.06)
                                                    -----         -----       -----     -----     -----     -----        -----
Net asset value at end of period ...............    $1.00         $1.00       $1.00     $1.00     $1.00     $1.00        $1.00
                                                    =====         =====       =====     =====     =====     =====        =====
Total investment return(b) .....................     2.54%         5.11%       5.63%     3.88%     2.89%     3.66%        5.95%
Ratios (to average net assets)/
 Supplemental Data:
  Net investment income ........................     5.10%+        5.00%       5.48%     3.89%     2.85%     3.64%        5.84%
  Net expenses .................................     0.50%+        0.50%       0.50%     0.50%     0.45%     0.45%        0.45%
  Expenses (before reimbursement) ..............     0.62%+        0.67%       0.73%     0.68%     0.67%     0.65%        0.65%
Net assets at end of period (in 000's) ......... $178,146      $110,760     $67,869   $65,106   $75,832   $71,573     $126,690

----------
 *   Unaudited.

 +   Annualized.

(a)  Commencement of operations.

(b)  Total return is not annualized.


SHORT-TERM BOND FUND

                                                 Six Months                  Year Ended December 31               January 2, 1991(a)

                                                    Ended      --------------------------------------------------     through
                                               June 30, 1997*     1996      1995      1994       1993       1992  December 31, 1991
                                               --------------  -------   -------    -------   --------   -------- ------------------

Net asset value at beginning of period ..........    $9.48       $9.68     $9.37     $10.33     $11.23     $11.13        $10.00
                                                     -----       -----     -----      -----     ------     ------        ------

Net investment income ...........................     0.31        0.66      0.65       0.97       0.72       0.66          0.48
Net realized and unrealized gain (loss) on
  investments ...................................    (0.05)      (0.20)     0.31      (0.96)     (0.12)     (0.03)         0.65
                                                     -----       -----     -----      -----     ------     ------        ------
Total from investment operations ................     0.26        0.46      0.96       0.01       0.60       0.63          1.13
                                                     -----       -----     -----      -----     ------     ------        ------
Less dividends and distributions:
From net investment income ......................       --       (0.66)    (0.65)     (0.97)     (1.36)     (0.48)           --
From net realized gain on investments ...........       --          --        --         --      (0.04)     (0.05)           --
In excess of net investment income ..............       --          --        --         --      (0.02)        --            --
In excess of net realized gain on investments ...       --          --        --         --      (0.08)        --            --
Total dividends and distributions ...............       --       (0.66)    (0.65)     (0.97)     (1.50)     (0.53)           --
Net asset value at end of period ................    $9.74       $9.48     $9.68      $9.37     $10.33     $11.23        $11.13
                                                     =====       =====     =====      =====     ======     ======        ======
Total investment return(b) ......................     2.74%       4.81%    10.27%      0.11%      5.67%      5.94%        11.30%
Ratios (to average net assets)/
 Supplemental Data:
  Net investment income .........................     6.24%+      5.85%     6.38%      5.90%      6.32%      6.64%         7.33%
  Net expenses ..................................     0.60%+      0.60%     0.60%      0.60%      0.55%      0.55%         0.55%
  Expenses (before reimbursement) ...............     0.80%+      0.79%     0.82%      0.72%      0.68%      0.72%         0.81%
Portfolio turnover rate .........................       77%        195%      171%       269%       232%       270%          151%
Net assets at end of period (in 000's) ..........  $51,128     $57,805   $50,902    $62,340   $148,846   $161,499      $130,141

----------
 *   Unaudited.

 +   Annualized.

(a)  Commencement of operations.

(b)  Total return is not annualized.

--------------------------------------------------------------------------------
                             Historical Performance
--------------------------------------------------------------------------------

EQUITY FUNDS

                                                                                      Institutional Class
                                                               Average Annual Total Returns for Periods Ended June 30, 1997(1)
                                                               ---------------------------------------------------------------
                                                                One                Three             Five            Since
                                                                Year               Years             Years        Inception(2)
                                                                ----               -----             -----        ------------
EAFE Index Fund ........................................       12.51%              8.20%             11.70%           8.65%

Growth Equity Fund .....................................       24.07%             26.50%             20.43%          21.73%

Indexed Equity Fund ....................................       34.32%             28.41%             19.25%          19.03%

International Equity Fund(3) ...........................       15.74%             10.69%               N/A           11.73%

Multi-Asset Fund .......................................       25.41%             20.79%             14.48%          13.99%

Value Equity Fund ......................................       26.27%             20.96%             18.18%          20.57%

----------
(1) Past performance is no guarantee of future results. The performance results shown above reflect performance as of June 30, 1997. Performance results change over time. For performance results as of more current dates, call 1-800-695-2126 ext. 2055.

(2) January 2, 1991 for each of the Funds other than the International Equity Fund (July 31, 1992 for the International Equity Fund's predecessor separate account ("Separate Account")).

(3) Performance figures include the historical performance of the Separate Account for the period prior to the International Equity Fund's commencement of operations on January 1, 1995. MacKay-Shields Financial Corporation, the International Equity Fund's sub-adviser, served as investment adviser to the Separate Account, and the investment objective, policies, restrictions, guidelines and management style of the Separate Account were materially equivalent to those of the International Equity Fund. Performance figures for the period prior to January 1, 1995 have been calculated by measuring the change in value of a unit in the Separate Account from the time period specified to January 1, 1995, using the Separate Account's expense structure, which generally was higher than the expense structure of the International Equity Fund. The Separate Account was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Account had been registered under the 1940 Act, the Separate Account's performance may have been adversely affected.

--------------------------------------------------------------------------------
                             Historical Performance
--------------------------------------------------------------------------------

FIXED INCOME FUNDS

                                                                                     Institutional Class
                                                                 Average Annual Total Returns for Periods Ended June 30, 1997(1)
                                                               -----------------------------------------------------------------
                                                               One                Three               Five             Since
                                                               Year               Years               Years         Inception(2)
                                                               ----               -----               -----         ------------
Bond Fund ...........................................          7.69%              7.87%               6.61%             7.54%

Indexed Bond Fund ...................................          7.33%              7.82%               6.59%             7.68%

International Bond Fund(3) ..........................          9.64%             11.67%              10.53%            10.11%

Money Market Fund ...................................          5.13%              5.20%               4.34%             4.56%

Short-Term Bond Fund ................................          6.25%              6.17%               5.27%             6.23%

----------
(1) Past performance is no guarantee of future results. The performance results shown above reflect performance as of June 30, 1997. Performance results change over time. For performance results as of more current dates, call 1-800-695-2126 ext. 2055.

(2) January 2, 1991 for each of the Funds other than the International Bond Fund (January 31, 1990 for the International Bond Fund's predecessor separate account ("Separate Account")).

(3) Performance figures include the historical performance of the Separate Account for the period prior to the International Bond Fund's commencement of operations on January 1, 1995. MacKay-Shields Financial Corporation, the International Bond Fund's sub-adviser, served as investment adviser to the Separate Account, and the investment objective, policies, restrictions, guidelines and management style of the Separate Account were materially equivalent to those of the International Bond Fund. Performance figures for the period prior to January 1, 1995 have been calculated by measuring the change in value of a unit in the Separate Account from the time period specified to January 1, 1995, using the Separate Account's expense structure, which generally was higher than the expense structure of the International Bond Fund. The Separate Account was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Account had been registered under the 1940 Act, the Separate Account's performance may have been adversely affected.

================================================================================
                                EAFE Index Fund
                            The Fund's objective is:
================================================================================

to seek to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") Index.

--------------------------------------------------------------------------------

The EAFE Index is a capitalization-weighted index of approximately 1,200 equities (stocks and stock-related securities) from countries outside the United States.

Many funds generally seek to beat market averages, often with unpredictable results. Index funds, like this one, seek to match the market average represented by the index they are trying to mirror. No attempt is made to manage the Fund in the traditional sense using economic, financial or market analysis. It's expected that there will be a close correlation (about 95%) between the Fund's performance and the EAFE Index in both rising and falling markets.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JAMES A. MEHLING OF MONITOR CAPITAL ADVISORS, INC.

Mr. Mehling is President and Chief Investment Officer of Monitor Capital. He joined Monitor Capital in October 1991 after serving as director of risk management in the Investment Department of New York Life Insurance Company from 1989-1991. He has served as portfolio manager of the Fund since 1991.

================================================================================
                              The Fund invests in:
================================================================================

 ... a statistically selected sample of approximately 350 securities included in the EAFE Index.

 ... at least 80% of total assets, under normal market conditions, in stocks in the EAFE Index.

 ... the Fund may also invest in:

 ... up to 20% of total assets in stock index options, futures contracts and options on futures to maintain cash reserves while fully invested, to facilitate trading, or to reduce transaction costs.

 ... up to 10% of total assets in index and currency exchange rate swap agreements.

 ... foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts for any legally permissible purpose, including to protect against foreign currency exchange risks involving securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

The Fund will attempt to remain fully invested at all times; however, to keep money working or to keep cash available for shareholder redemptions, the Fund may invest temporarily in:

 ... other investments suitable for most or all MainStay Institutional Funds.
    (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")



Risks? The Fund's ability to mirror the EAFE Index may be affected by, among other things, transaction costs, changes in either the makeup of the Index or number of shares outstanding for the components of the Index, and the timing and amount of contributions to and redemptions from the Fund by shareholders.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see pg. 44, "Description of Investments and Investment Practices"--"Foreign Securities.")

Some options on foreign currencies could force the sub-adviser to buy or sell foreign currencies at unfavorable exchange rates, creating losses. It is also possible that the Fund could forfeit the entire amount of the premium paid for the purchased options plus transaction costs.

A lack of market activity may keep the sub-adviser from closing out a futures contract or a futures option position when it wants to. The Fund would remain obligated to make margin deposits until it could close the position.

There are no guarantees that hedging transactions or the use of options and futures will successfully protect investments, or lead to better Fund performance. In some instances, the Fund may lose money.

--------------------------------------------------------------------------------

================================================================================
                               Growth Eequity Fund
                            The Fund's objective is:
================================================================================

to seek long-term growth of capital. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital.

--------------------------------------------------------------------------------

This Fund is not for investors who need current income but is for investors who are in a financial position to take above-average risks in search of long-term growth.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

EDMUND C. SPELMAN AND RUDOLPH C. CARRYL OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Spelman is a Director of MacKay-Shields, and specializes in equity securities. He joined MacKay-Shields in 1991 after working as a securities analyst at Oppenheimer & Co., Inc. (1984-1991), and has been a portfolio manager for the Fund since February 1991.

Mr. Carryl joined MacKay-Shields as a Director in 1992 with twelve years of investment management and research experience. Mr. Carryl was Research Director and Senior Portfolio Manager at Value Line, Inc. from 1978 to 1992. Mr. Carryl has acted as a portfolio manager of the Fund since August 1992.

================================================================================
                              The Fund invests in:
================================================================================

 ... a variety of companies and securities. The sub-adviser selects investments according to the economic environment and the attractiveness of particular markets.

 ... securities of companies with these characteristics:

o    participation in expanding markets

o    increasing return on investment

o    increasing unit sales volume, and

o revenue growth and earnings per share superior to the average of common stocks included in indices such as the S&P 500 Composite Stock Price Index.

 ... securities of companies without some or all of those characteristics, if the sub-adviser considers them to be ready for a rise in price; for example, companies expected to have accelerated growth in earnings due to special factors like new management, new products, changes in consumer demand or changes in the economy.

 ... at least 65% of its total assets, under normal market conditions, in equity securities including common stocks, nonconvertible preferred stocks, securities convertible into or exchangeable for common stocks (e.g., convertible preferred stocks and convertible debentures) and warrants. Convertible preferred stocks and debentures must be rated when purchased Baa or better by Moody's Investors Service Inc. ("Moody's") or BBB or better by Standard & Poor's ("S&P" or "Standard & Poor's"), or if unrated, considered by the sub-adviser to be of comparable quality. (See "Appendix A-- Description of Securities Ratings.")

 ... the Fund may also invest in:

 ... options on common stocks and stock indices, futures contracts and related options, stocks represented by American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), foreign equity securities, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, cash equivalents, or cash.

 ... foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to help protect against foreign currency exchange risks involving foreign securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

Risks? Opportunities for greater gains often come with greater risks of loss. Some of the securities held by the Fund may have high price-earnings ratios and carry an above-average risk of price deterioration.

--------------------------------------------------------------------------------

================================================================================
                              Indexed Equity Fund
                            the Funds objective is:
================================================================================

to seek to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500 Composite Stock Price Index.

--------------------------------------------------------------------------------

The S&P 500 Composite Stock Price Index ("the Index") is capitalization-weighted and includes 500 different industrial, utility, financial and transportation sector companies selected by Standard & Poor's. The Index is used as the standard for performance comparison because it represents about two-thirds of the total market value of all U.S. common stocks and is well known to investors. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

Unlike other funds which generally seek to beat market averages often with unpredictable results, index funds seek to match their respective indices. No attempt is made to manage the portfolio in the traditional sense using economic, financial and market analysis. This Fund attempts to achieve its objective by using a "full replication method" in which the Fund attempts to "mirror" the performance of the Index by investing in all 500 stocks in the same proportion as they are represented in the Index.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JAMES A. MEHLING OF MONITOR CAPITAL ADVISORS, INC.

Mr. Mehling is President and Chief Investment Officer of Monitor Capital. He joined Monitor Capital in October 1991 after serving as director of risk management in the Investment Department of New York Life Insurance Company from 1989-1991. He has served as portfolio manager of the Fund since 1991.

================================================================================
                              The Fund invests in:
================================================================================

 ... all 500 stocks, in the same proportion as they are represented in the Index, to the extent feasible.

 ... at least 80% of total assets, under normal market conditions, in stocks in the Index.

 ... the Fund may also invest in:

 ... up to 20% of total assets in options and futures contracts to maintain cash reserves while fully invested, to facilitate trading or to reduce transaction costs.

 ... up to 10% of total assets in index swap agreements. (For a description of "Swap Agreements," see pg. 46.)

The Fund will attempt to remain fully invested at all times; however, to keep money working or to keep cash available for shareholder redemptions, the Fund may invest in:

 ... other investments suitable for most or all MainStay Institutional Funds.
    (See pgs.30-31, "General Investment Considerations," for details; and pg. 43, "Description of Investments and Investment Practices.")

Risks? The Fund's ability to mirror the Index may be affected by, among other things, transaction costs, changes in either the makeup of the Index or number of shares outstanding for the components of the Index, and the timing and amount of contributions to and redemptions from the Fund by shareholders.

The values of common stocks of major U.S. corporations tend to fluctuate based on a variety of market and general economic conditions.

--------------------------------------------------------------------------------

================================================================================
                           International Equity Fund
                            The Fund's objective is:
================================================================================

to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

SHIGEMI TAKAGI OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Takagi is a Director specializing in international equities at MacKay-Shields. He joined MacKay-Shields in 1989 after working at First Boston Corp. as an international equity analyst. He has served as a portfolio manager for the Fund since its inception in January 1995.

================================================================================
                              The Fund invests in:
================================================================================

 ... at least 65% of total assets, under normal market conditions, in equity securities of foreign corporations wherever organized, which do business mainly outside the U.S.

 ... a diversified portfolio of securities, including common stocks, preferred stocks, warrants and other comparable equity securities.

 ... a variety of countries, with a minimum of 5 countries other than the U.S. This includes countries with established economies as well as emerging market countries, including those in Latin America and other newly industrialized countries, such as South Korea and Taiwan, that the Fund's sub-adviser believes present favorable opportunities.

 ... ADRs (American Depositary Receipts); EDRs (European Depositary Receipts); GDRs (Global Depositary Receipts); IDRs (International Depositary Receipts) or other similar securities convertible into securities of foreign issuers.

 ... to enhance returns, manage risk more efficiently and protect against price changes in securities, currency on a spot or forward basis, securities and securities index options, foreign currency options, futures contracts and related options, and may enter into swap agreements. Futures and related options may be used for any legal purpose including to reduce trading costs.

 ... the Fund may also invest in:

 ... U.S. equity securities.

 ... notes and bonds which, when purchased are rated in one of the top four categories by Moody's or Standard & Poor's. (See "Appendix A--Description of Securities Ratings.")

 ... cash, including foreign currency, or cash equivalents such as obligations of banks, commercial paper and short-term obligations of U.S. or foreign issuers.

 ... in unusual market conditions, the Fund may invest all or a portion of its assets in equity securities of U.S. issuers, investment grade notes and bonds and cash equivalents or cash.

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

Risks? Alone, this Fund is not a balanced investment plan. It is intended for long-term investors who seek growth over current income. It is appropriate for investors wanting investments in markets outside the U.S. who are willing to accept the risks of foreign investing. The Fund's orientation is in avoiding excessive risk, although there are risks associated with any kind of investment. Due to this philosophy, the Fund may not attain as high a level of return as more aggressively managed international funds, although there may be times when the Fund outperforms some funds in down markets.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see pg. 44, "Description of Investments and Investment Practices" "Foreign Securities.")

--------------------------------------------------------------------------------

================================================================================
                                Multi-Asset Fund
                            The Fund's objective is:
================================================================================

to seek to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed income securities, and money market investments.

--------------------------------------------------------------------------------

The Fund attempts to achieve this objective through active management and allocation of investments among three asset classes. The presence of the constraints, however, may restrict the investment adviser's ability to fully maximize total return.

The allocations of the Fund's net assets reflect the anticipated risks and returns of each asset class. Although these levels maintain the balanced nature of the overall investments, they are not intended to act as a fully balanced investment program. (For a full explanation of the investment method, see pg. 41, "Multi-Asset Fund.")

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JAMES A. MEHLING OF MONITOR CAPITAL ADVISORS, INC.

Mr. Mehling is President and Chief Investment Officer of Monitor Capital. He joined Monitor Capital in October 1991 after serving as director of risk management in the Investment Department of New York Life Insurance Company from 1989-1991. He has served as portfolio manager of the Fund since 1991.

================================================================================
                              The Fund invests in:
================================================================================

 ... three asset classes, limited by the following constraints:

 ... 30% to 80% of net assets in common stocks selected to parallel the performance of the S&P 500 Composite Stock Price Index for the domestic common stock portion of the Fund.

 ... 10% to 60% of net assets in fixed income securities selected to parallel the performance of the Salomon Brothers Broad Investment Grade Bond Index (although the securities don't have to be in the Index). These debt securities may have fixed, variable, or floating rates of interest.

 ... 10% to 60% of net assets in selected money market instruments.

Within these constraints, the Fund may also invest:

 ... up to 20% of total assets in foreign securities (defined as "traded primarily in a market outside the U.S.") of developed and emerging market countries.

 ... up to 10% of total assets in interest rate, index, and currency exchange rate swap agreements.

 ... in futures transactions to rebalance or alter its portfolio composition and risk profile and to diversify the Fund's holdings where futures transactions are more efficient than direct investment transactions. (See pg. 46, "Risk Management Techniques.")

 ... in foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts for any legally permissible purpose, including to protect against foreign currency exchange risks involving securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

 ... in other investments suitable for most or all MainStay Institutional Funds.
    (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

At times, the actual allocation for each asset class may differ from the constraints, due to market fluctuations or cash entering or leaving the Fund. This could happen for instance, if the sub-adviser has positioned the assets close to a minimum or maximum for one or more asset classes, and the Fund's cash position changes because of investors buying or selling the Fund's shares. To correct the situation, the sub-adviser will move cash or reallocate assets within seven days.

Risks? The Fund's performance depends on the sub-adviser's ability to consistently and correctly determine the relative attractiveness of the asset classes. However, prices change not only in response to economic factors but to psychological factors as well. These factors are difficult to interpret and quantify. It is therefore possible for the Fund to have a small investment in stocks during a period of rising stock prices, or a small investment in bonds during a period of rising bond prices.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see pg. 44, "Description of Investments and Investment Practices"--"Foreign Securities.")

--------------------------------------------------------------------------------

================================================================================
                               Value Equity Fund
                            The Fund's objective is:
================================================================================

to seek maximum long-term total return from a combination of capital growth and income. The Fund is not designed or managed primarily to produce current income.

--------------------------------------------------------------------------------

The Fund takes a flexible approach, emphasizing investments in common stocks which are, in the opinion of the Fund's sub-adviser, undervalued at the time of purchase. If, in the sub-adviser's opinion, a stock has reached its full value, it will usually be sold and replaced by securities considered to be undervalued.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

DENIS P. LAPLAIGE AND JEFFREY A. SIMON OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Laplaige is President, Senior Managing Director and Chief Investment Officer of MacKay-Shields. He joined the firm in 1982 as a research analyst, became a Director in 1988, Managing Director in 1991, a member of its Board of Directors in 1993, Senior Managing Director, and Chief Investment Officer in 1996. Prior to that, he was a portfolio manager and research analyst with Value Line Inc. Mr. Laplaige has been a portfolio manager of the Value Equity Fund since the Fund's inception in January 1991.

Mr. Simon is a Director of MacKay-Shields and specializes in equity securities. He joined MacKay-Shields in 1993 after working as a senior equity research analyst and portfolio manager at National Securities and Research Corporation (1991-1992) and Neuberger & Berman (1987-1991).

================================================================================
                              The Fund invests in:
================================================================================

 ... at least 65% of total assets, under normal market conditions, in equity securities, including common stocks and securities that can be exchanged for or converted into common stocks (e.g., convertible preferred stocks and convertible debentures), nonconvertible preferred stocks and warrants.

 ... dividend-paying common stocks listed on a national securities exchange or traded in the over-the-counter market (although the Fund may invest in non-dividend paying stock, based on the investment adviser's judgment).

 ... the Fund may also invest in:

 ... up to 35% of total assets in options on common stocks and stock indices, stocks represented by American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), foreign equity securities, zero coupon bonds, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, cash equivalents or cash.

 ... convertible preferred stocks, debentures and zero coupon bonds must be, when purchased rated Baa or better by Moody's or BBB or better by Standard & Poor's; or unrated but judged by the sub-adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings.")

 ... stock index futures contracts and related options to protect against changes in stock prices.

 ... foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to help protect against foreign currency exchange risks involving foreign securities the Fund owns or plans to own. (See pg.46, "Risk Management Techniques.")

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

Risks? The Fund's share price, like the price of other equity-oriented funds, isn't always stable. The value of the securities in the Fund--and the net asset value of the Fund--will fluctuate in the marketplace. It is possible that the sub-adviser's decisions will not produce the growth you anticipate.

--------------------------------------------------------------------------------

================================================================================
                                   Bond Fund
                            The Fund's objective is:
================================================================================

to seek to maximize total return, consistent with liquidity, low risk to principal and investment in debt securities.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

RAVI AKHOURY AND EDWARD J. MUNSHOWER OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Akhoury joined MacKay-Shields as a Director in 1984, became a Managing Director in 1988, President and a member of the Board of Directors in 1989 and Chairman and CEO in 1992. Previously, he worked for four years as a fixed income manager for Fischer Francis Trees & Watts and for seven years as a fixed income manager of the Equitable Life Assurance Society. Mr. Akhoury has served as a portfolio manager of the Bond Fund and the Short-Term Bond Fund since their inception in January 1991.

Mr. Munshower is a Director of MacKay-Shields. He joined MacKay-Shields as a fixed income investment specialist in 1985 with more than five years of prior investment management and research experience, after having been an investment analyst for New York Life. Mr. Munshower has been a portfolio manager of the Bond Fund since its inception and the Short-Term Bond Fund since 1993.

================================================================================
                              The Fund invests in:
================================================================================

 ... normally at least 70% of total assets in:

o obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities;

o debt securities issued by domestic or foreign corporate entities, zero coupon bonds, and municipal bonds;

o    mortgage-related and other asset-backed securities; and

o    loan participation interests.

The effective maturity of this portion of the Fund's portfolio will usually be in the intermediate range (i.e., three to ten years), although it may vary depending on the sub-adviser's judgment of market conditions.

The Fund may use, under normal market conditions, up to 30% of its total assets to shorten or lengthen the portfolio's effective maturity. This portion of the Fund's assets may be invested in:

o    long-term U.S. Treasuries (i.e., ten to thirty years); and

o cash equivalent short-term obligations including certificates of deposit, time deposits, bankers' acceptances issued by domestic or foreign banks; certificates of deposit and time deposits issued by savings and loan associations, commercial paper, repurchase agreements and reverse repurchase agreements.

 ... at least 65% of total assets, under normal market conditions, in debt obligations as described above rated Baa or better by Moody's or BBB or better by Standard & Poor's when purchased; or, if unrated, determined by the sub-adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings.")

 ... corporate commercial paper only if rated, when purchased, Prime-1 by Moody's or A-1 by Standard & Poor's; or if unrated, determined by the sub-adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings.")

 ... up to 20% of total assets in securities denominated in foreign currencies. To the extent possible, the Fund will attempt to protect these investments against risks stemming from differences in foreign exchange rates.

 ... foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to protect against foreign exchange risks involving securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

 ... interest rate and bond index futures contracts, and options on these contracts; and options on debt securities.

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

Risks? Generally, when interest rates fall, the net asset value of a bond fund rises, and when rates rise, the net asset value of a bond fund generally falls.

Principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. Government, government agencies or other guarantors. But there is no guarantee that these securities won't lose value. When people prepay their mortgage loans, the Fund's return from mortgage-related securities may be reduced.

The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

--------------------------------------------------------------------------------

================================================================================
                               Indexed Bond Fund
                            The Fund's objective is:
================================================================================

to seek to provide investment results that correspond to the total return performance of fixed income securities in the aggregate, as represented by the Salomon Brothers Broad Investment Grade Bond Index (the "Index").

--------------------------------------------------------------------------------

The Fund attempts to achieve its objective by investing in a diversified portfolio of U.S. Government and corporate bonds, as well as mortgage-backed and asset-backed securities.

The Index is capitalization-weighted and contains about 5500 individually priced fixed income securities, which include "investment grade" corporate bonds including U.S. dollar-denominated securities of foreign issuers (rated BBB by Standard & Poor's or Baa by Moody's, or better), U.S. Treasury/agency issues, and mortgage pass-through (mortgage-backed) securities, and other securities. (See "Appendix A--Description of Securities Ratings" for bond ratings.)

As of March 31, 1997, the approximate weighting in the Index of these classes was as follows: U.S. Treasury and agency securities 50%, corporate debt securities 20%, mortgage-backed securities 30%.

Unlike other funds which generally seek to beat market averages often with unpredictable results, index funds seek to match their respective indices. No attempt is made to manage the portfolio in the traditional sense using economic, financial and market analysis. The Fund expects to invest in approximately 50 or more securities so that the results fall within the target tracking error of the Index. It's expected that there will be a close correlation (about 95%) between the Fund's performance and the Index in both rising and falling markets.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JAMES A. MEHLING OF MONITOR CAPITAL ADVISORS, INC.

Mr. Mehling is President and Chief Investment Officer of Monitor Capital. He joined Monitor Capital in October 1991 after serving as director of risk management in the Investment Department of New York Life Insurance Company from 1989-1991. He has served as portfolio manager of the Fund since 1991.

================================================================================
                              The Fund invests in:
================================================================================

 ... at least 80% of total assets, under normal market conditions, in fixed income securities in the Index.

 ... up to 20% of total assets in bond and interest rate index options and futures and options on these futures to maintain cash reserves while fully invested, facilitate trading, or reduce transaction costs.

The Fund will attempt to remain fully invested at all times; however, to keep money working or to keep cash available for shareholder redemptions, the Fund may invest in:

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

Risks? Generally, when interest rates fall, the net asset value of a bond fund rises, and when rates rise, the net asset value of a bond fund generally falls.

The Fund's ability to track the Index may be affected by, among other things, transaction costs, changes in either the composition of the Index or number of bonds outstanding for the components of the Index, and the timing and amount of contributions to and redemptions from the Fund by shareholders.

Principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. Government, government agencies or other guarantors. But there is no guarantee that these securities won't lose value. When people prepay their mortgage loans, the Fund's return from mortgage-related securities may be reduced.

--------------------------------------------------------------------------------

================================================================================
                             International Bond Fund
                            The Fund's objective is:
================================================================================

to seek to provide total return by investing primarily in a portfolio of non-U.S. (primarily government) debt securities.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JOSEPH PORTERA OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Portera is a Director of MacKay-Shields specializing in international bonds. He returned to MacKay-Shields in December 1996 after working at Fiduciary Trust Company International as a portfolio manager in international bonds. Mr. Portera joined MacKay-Shields in 1991 and was portfolio manager of the International Bond Fund from its inception in January 1995 to August 1995. Previously, Mr. Portera was a portfolio manager specializing in international debt securities at ABN-AMRO Bank, N.V. (from 1988-1991).

================================================================================
                              The Fund invests in:
================================================================================

 ... any debt or debt-related investment, domestic or foreign, denominated in foreign or U.S. currency.

 ... at least 65% of total assets, under normal market conditions, in foreign bonds which include debt securities of foreign governments, agencies and supranational organizations denominated in foreign currencies. These could have fixed, variable, floating or inverse floating rates of interest. The Fund may also purchase debt securities of corporate issuers. Some of these securities may be privately issued and/or convertible into common stock or they may be traded together with warrants for the purchase of common stock.

 ...a variety of countries, with a minimum of 5 countries other than the U.S. This includes countries with established economies as well as emerging market countries, including those in Latin America and other newly industrialized countries, such as South Korea and Taiwan, that the sub-adviser believes present favorable opportunities.

 ... the Fund may also invest in:

 ... up to 25% of net assets in lower-rated debt securities, including short-term instruments. Lower rated securities are rated below BBB by S&P or Baa by Moody's. (See "Appendix A - Description of Securities Ratings.")

 ... to enhance returns, manage risk more efficiently and help protect against price changes in securities the Fund owns or may own, currency on a spot or forward basis, securities or securities index options, foreign currency options, futures contracts and related options on futures contracts; and may enter into swap agreements. Futures and related options may be used for any legal purpose including to reduce trading costs.

 ... other investments suitable for most or all MainStay Institutional Funds.
    (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

In unusual market conditions, the Fund may invest all or a portion of its assets in U.S. dollars or foreign currencies or in U.S.-denominated or foreign currency-denominated money market instruments of U.S. or foreign issuers.

Risks? Generally, when interest rates fall, the net asset value of a bond fund rises, and when rates rise, the net asset value of a bond fund generally falls.

Alone, this Fund is not a balanced investment plan. It is intended for long-term investors. It may be appropriate for investors wanting investments in markets outside the U.S. who are willing to accept the risks of foreign investing discussed below. The orientation is in avoiding excessive risk, although there are risks associated with any kind of investment. Due to this philosophy, the Fund may not attain as high a level of return as more aggressively managed international funds, although there may be times when the Fund outperforms some funds in down markets.

Securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade" and run greater risks of price fluctuations, loss of principal and interest, default or bankruptcy by the issuer and other risks, which is why these securities are considered speculative. (See pg. 44, "High Yield Securities ("Junk Bonds")," for additional risks.)

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see pg. 44, "Description of Investments and Investment Practices"--"Foreign Securities.")

This Fund is classified as a "non-diversified" investment company. It may, therefore, invest a greater portion of its assets in a single issuer than the other Funds, which are "diversified." As a result, this Fund may be more susceptible to any one economic, political or regulatory event than the other Funds. Although the Fund is characterized as a non-diversified Fund, it still must comply with the diversification requirements imposed upon a "regulated investment company" under federal tax law. (See "Tax Information" in the SAI.)

--------------------------------------------------------------------------------

================================================================================
                               Money Market Fund
                            The Fund's objective is:
================================================================================

to seek to provide a high level of current income while preserving capital and maintaining liquidity.

--------------------------------------------------------------------------------

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Although the Fund attempts to maintain a stable net asset value
(NAV) of $1 per share, there can be no assurance that it will succeed in doing so.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

DAVID CLEMENT OF NEW YORK LIFE INSURANCE COMPANY.

Mr. Clement has served as portfolio manager for the Fund since its inception in 1991, and is a member of the fixed income portfolio management team. Mr. Clement joined the Asset Management Group of New York Life in 1990.

================================================================================
                              The Fund invests in:
================================================================================

 ... high quality, short-term securities (that mature within 397 days) denominated in U.S. dollars, including obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances, commercial paper, repurchase agreements, reverse repurchase agreements, loan participation interests and corporate bonds.

 ... up to 5% of total assets in the securities of one issuer (this doesn't apply to U.S. Government securities and related repurchase agreements and securities subject to certain puts) except, up to 25% of total assets may be invested in securities of a single issuer for up to 3 days if they're rated in the highest category ("First Tier") by at least two major rating agencies.

 ... up to 1% of total assets (or $1 million, whichever is greater at the time of purchase) in securities of any one issuer rated in the top two categories by at least two major rating agencies ("Second Tier"); or, if unrated, determined to be of comparable quality by the sub-adviser.

 ... up to 5% of total assets in securities that were "Second Tier" when acquired.

 ... unrated securities determined to be of comparable quality to rated securities.

The Fund may borrow money for temporary or emergency purposes, purchase securities on a when-issued basis, and enter into firm or standby commitments to purchase securities.

This Fund generally cannot invest in securities with remaining maturities longer than 397 days (13 months). In addition, the weighted average portfolio maturity may not exceed 90 days. (See the SAI for a more detailed explanation.)

Risks? Any investment the Fund makes must present minimal credit risk in the opinion of the sub-adviser. If rated, a security must be rated within the two highest rating categories for short-term debt securities by at least two major rating agencies (or by one major agency, if only that agency has rated the security or issuer).

--------------------------------------------------------------------------------

================================================================================
                              Short-Term Bond Fund
                            The Fund's objective is:
================================================================================

to seek to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

RAVI AKHOURY AND EDWARD J. MUNSHOWER OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Akhoury joined MacKay-Shields as a Director in 1984, became a Managing Director in 1988, President and a member of the Board of Directors in 1989 and Chairman and CEO in 1992. Previously, he worked for four years as a fixed income manager for Fischer Francis Trees & Watts and for seven years as a fixed income manager of the Equitable Life Assurance Society. Mr. Akhoury has served as a portfolio manager of the Short-Term Bond Fund and the Bond Fund since their inception in January 1991.

Mr. Munshower is a Director of MacKay-Shields. He joined MacKay-Shields as a fixed income investment specialist in 1985 with more than 5 years of prior investment management and research experience, after having been an investment analyst for New York Life. Mr. Munshower has been a portfolio manager of the Short-Term Bond Fund since 1993 and the Bond Fund since its inception in 1991.

================================================================================
                              The Fund invests in:
================================================================================

 ... at least 65% of total assets, under normal market conditions, in a diversified portfolio of actively managed short-term debt securities, including securities with special features (e.g., puts, variable or floating coupon rates and mortgage pass-throughs) which have price characteristics similar to short-term debt securities. These include:

 ... obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-related and other asset-backed securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic or foreign banks or savings and loan associations and denominated in U.S. dollars or foreign currencies.

 ... domestic and foreign corporate debt securities, municipal bonds, zero coupon bonds and variable or floating rate securities rated Baa or better by Moody's or BBB or better by S&P when purchased; or, if unrated, determined by the sub-adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings.")

 ... corporate commercial paper only if rated, when purchased, Prime-1 by Moody's or A-1 by S&P; or if unrated, determined by the sub-adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings.")

 ... the Fund may also invest in:

 ... up to 20% of total assets in securities denominated in foreign currencies. To the extent possible, the sub-adviser will attempt to protect against risks stemming from differences in foreign exchange rates.

 ... foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to protect against foreign currency exchange risks involving securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

 ... interest rate and bond index futures contracts and options on these contracts; and options on debt securities.

 ... U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies or instrumentalities, international agencies or supranational entities.

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

The effective maturity of the Fund's portfolio will be less than three years.

Risks? Generally, when interest rates fall, the net asset value of a bond fund rises, and when rates rise, the net asset value of a bond fund generally falls.

Because of the comparatively short term of most of the Fund's investments, the net asset value is expected to be relatively stable.

Principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. Government, government agencies or other guarantors. But there is no guarantee that these securities won't lose value. When people prepay their mortgage loans, the Fund's return from mortgage-related securities may be reduced.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        General Investment Considerations
--------------------------------------------------------------------------------

================================================================================
             SOME IMPORTANT POINTS TO UNDERSTAND ABOUT INVESTING IN
                          MAINSTAY INSTITUTIONAL FUNDS.
================================================================================

================================================================================

--------------------------------------------------------------------------------
[ARROW] Investment objectives
--------------------------------------------------------------------------------

There cannot be any assurance that each Fund will achieve its investment objective. The investment objective of each Fund is fundamental, which means it can't be changed without shareholder approval. Other investment policies may, however, be changed by the Board of Directors. Unless an investment policy or restriction is defined or described as "fundamental", it may be changed without shareholder approval.

--------------------------------------------------------------------------------
        The share price of a Fund isn't always stable
--------------------------------------------------------------------------------

The value of the securities in a Fund and the share price (NAV) of that Fund (other than the Money Market Fund) will fluctuate in response to factors such as:

o    conditions in the securities markets;

o    business success of the companies that issued the securities;

o    creditworthiness of the companies that issued the securities;

o    interest rates;

o    average maturity of a Fund's non-equity or debt investments;

o    foreign currency exchange rates (where applicable); and

o    other factors.

================================================================================

THE EFFECTS OF TRADING COSTS ON YOUR TOTAL RETURN

Each Fund's sub-adviser places orders to purchase and sell portfolio investments for the Fund. This is reflected in the Fund's portfolio turnover rate. Funds with high turnover rates (over 100%) often have higher transaction costs which are paid by the Funds and may generate more short-term capital gains on which you'll pay taxes (except that investors in tax qualified plans, where earnings are generally tax deferred, will not pay these taxes).

You can find the turnover rate for any Fund in the "Financial Highlights" table for that Fund.

In unusual or adverse market conditions, for temporary defensive purposes, each Fund (except the Money Market Fund) may invest all or a portion of its assets in cash or cash equivalent short-term obligations such as obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states; or in money market funds, repurchase and reverse repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper (the Growth Equity Fund and Value Equity Fund may only invest up to 50% of total assets). In addition, the International Equity Fund may invest up to 5% of its assets in debt instruments rated below investment grade.

Each Fund may also:

o    borrow up to 15% of total assets;

o lend its securities to brokers, dealers and other financial institutions to earn income;

o buy securities on a when-issued, firm, or standby commitment basis the market value of these securities may change prior to their delivery to the Fund;

o    invest in high quality commercial paper; and

o invest in repurchase agreements, and enter into reverse repurchase agreements, which can create leverage and increase a Fund's investment risk.

The Bond Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund and Short-Term Bond Fund may purchase and sell interest rate and bond index futures contracts, options on interest rate and bond index futures contracts and options and futures on debt securities.

The EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund, International Equity Fund, Multi-Asset Fund and Value Equity Fund may purchase and sell stock index options, futures and options on futures.

With the exception of the Money Market Fund, all Funds may enter into futures contracts and related options. Futures and options transactions may be used for any legally permissible purpose, such as to protect against anticipated changes in interest rates that could affect the value of securities which the Fund owns or plans on buying. The use of futures, options and options on futures may involve certain costs and risks. For example, there is no assurance that a Fund will be able to close out a futures contract or a futures option position when the sub-adviser considers it appropriate. (See pg. 46, "Risk Management Techniques" for additional information.)

The EAFE Index Fund, International Bond Fund and International Equity Fund will (and the Bond Fund, Growth Equity Fund, Multi-Asset Fund, Short-Term Bond Fund and Value Equity Fund may), invest in foreign securities. The Indexed Equity Fund and Indexed Bond Fund will invest in foreign securities to the extent such securities are included in securities that comprise the Standard & Poor's 500 Composite Stock Price Index and the Salomon Brothers Broad Investment Grade Bond Index, respectively. These securities may have additional risks not applicable to U.S. securities.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments. They involve risks of currency controls by governments, changes in currency rates and interest rates, difficulties in receiving or interpreting financial and economic information, the imposition of taxes and brokerage and custodian fees, and changes in political and economic conditions. The Funds may also have difficulty invoking legal protections in other countries. Many of these factors are worse in emerging markets.

Issuers of foreign debt, or their governments, may be unable or unwilling to make payments, and the Funds may have limited legal recourse should there be a default.

The Bond Fund, Indexed Bond Fund, International Bond Fund, Money Market Fund, Multi-Asset Fund and Short-Term Bond Fund, may invest in loan participation interests which involve certain risks, including credit and liquidity risks. (See pg. 45, "Loan Participation Interests" for further details.)

INVESTMENTS IN ILLIQUID SECURITIES

Each Fund will limit its investments in illiquid securities (those that can't be easily sold) to not more than 10% of its net assets (15% in the case of the International Bond Fund and International Equity Fund).

INDEX FUNDS

The inclusion of a security in the MSCI EAFE Index, Standard & Poor's 500 Composite Stock Price Index or the Salomon Brothers Broad Investment Grade Bond Index in no way implies an opinion by the index sponsors, Morgan Stanley, Standard & Poor's or Salomon Brothers, as to the attractiveness of that security as an investment. The MainStay Institutional Funds that are managed as index funds (EAFE Index Fund, Indexed Equity Fund and Indexed Bond Fund) are not sponsored by or affiliated with the sponsors of their respective indexes.

================================================================================

--------------------------------------------------------------------------------
[ARROW] Take note:
--------------------------------------------------------------------------------

Each of the Bond Fund, Indexed Bond Fund, International Bond Fund and Short-Term Bond Fund must normally invest at least 65% of its total assets in "bonds". For this purpose, each of these Funds considers the various types of debt or fixed income securities in which it invests, as specifically described elsewhere in this prospectus, to be "bonds" as referenced in that Fund's name. The use of this name is not meant to restrict a Fund's investments to a narrow category of debt securities that are formally called "bonds". (For additional investment limitations, see the Funds' descriptions on pgs. 25, 26, 27, and 29.)

Features of debt securities
Debt securities may have fixed, variable, or floating (including inverse floating) rates of interest.

================================================================================

--------------------------------------------------------------------------------
                               Open an Account...
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Who should read this section

If you are participating in a company savings plan, such as a 401(k), profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy shares in the Funds.

If you are investing through a Group IRA or Group Account, the following information will help you buy shares:

--------------------------------------------------------------------------------

WHO MAY BUY INSTITUTIONAL CLASS SHARES

You are eligible to buy Institutional Class shares if you are:

o an institutional investor investing as an employer, association or other group retirement plan, employee benefit trust, financial institution, endowment, foundation or corporation; or

o in a Group IRA or Group Account and you bought shares before January 1, 1995.

HOW TO OPEN AN ACCOUNT

A plan sponsor can open an account, and you (or your sponsor, if you are investing through a group or plan) can make an investment by calling NYLIFE Distributors at 1-800-695-2126 between 8:30 AM and 4:00 PM Eastern time on any day the New York Stock Exchange is open. You'll be given an account number and wire or mail instructions for sending payment. All calls are recorded.

NYLIFE Distributors must receive your money (and the application, if it's your first investment) within the next 3 business days of placing your order.

PLEASE FILL OUT THE APPLICATION COMPLETELY
AND CORRECTLY

MainStay Institutional Funds and NYLIFE Distributors each reserves the right to reject your application or redeem your Fund shares if significant information is incomplete or incorrect (for example, if you leave off your Taxpayer I.D.).

TAKE CARE, BE ACCURATE

Make sure you are using the proper forms. Your order to buy is only accepted when received by BFDS (the transfer agent) with all information, signatures, documents and payments required to carry it out. Federal law requires you to provide a certified tax identification number when you open an account.

If you are investing in a Group IRA, you may qualify for a No-Fee IRA. (See pg. 6, "Analyze the Costs of Investing" for more information.) Your investments should be sent to MainStay Institutional Funds Inc., Box 8407, Boston, MA 02266-8407.

================================================================================

BUY SHARES

You may buy shares (and fractions of shares) at market price (known as the net asset value or NAV) on any day the New York Stock Exchange is open. Your price per share will be the next NAV that is set after your order is received in proper form. (All MainStay Institutional Funds are no load funds and are sold without a sales charge at the net asset value (NAV) per share. There are ongoing fees, however, as well as minimum investment amounts.)

The NAV--the price of a share that is used for buying and selling--is determined once each day at the close of the New York Stock Exchange (4:00 p.m. Eastern time) for each Fund except for the Money Market Fund, which is determined at noon.

NAV is calculated by:

o taking the current market value of the Fund's total assets for the Institutional Class of shares or, in the case of the Money Market Fund, using the amortized cost method of valuation;

o    subtracting the liabilities; and

o dividing the remainder by the total number of Institutional Class shares of the Fund. (See the SAI for the full details on calculating NAV.)

--------------------------------------------------------------------------------
                               ...and Buy Shares
--------------------------------------------------------------------------------

YOU MUST INVEST AT LEAST THE MINIMUM AMOUNT

One of the following minimums will apply to you, depending upon how you are investing:

For institutional investors:

o Initial combined investment--at least $250,000, which may be spread over a thirteen-month period after opening the account.

o    Each investment after that--at least $1,000.

For a Group IRA:

If you are invested in an IRA offered through a group:

o Each additional investment--at least $100.

For a Group Account:

If you are a member of a group that participates in our Group IRA program:

o    Each additional investment--at least $1,000.

MainStay Institutional Funds Inc. may also accept investments of smaller amounts at its discretion.

--------------------------------------------------------------------------------

For your convenience and to save money, certificates for shares will usually not be issued.

--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
[ARROW] Take note:
--------------------------------------------------------------------------------

Tax deductible contributions to a regular IRA generally are limited to $2,000 a year ($4,000 in the case of a spousal IRA). An investor in certain qualified retirement plans may be able to open an account with a smaller minimum investment.

================================================================================

================================================================================

--------------------------------------------------------------------------------
[ARROW] Take note:
--------------------------------------------------------------------------------

MainStay Institutional Funds and NYLIFE Distributors also have sole discretion to reject your application or order if your application is incomplete or incorrect (particularly if you have failed to include your Taxpayer I.D. Information). MainStay Institutional Funds also has sole discretion to suspend offering shares or reject purchase orders when, in the management's judgment, it is in a Fund's best interests.

================================================================================

--------------------------------------------------------------------------------

What if you buy by check and then sell quickly? We can delay payment until we're sure your check clears, or for up to 15 days, whichever comes first.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Not on holidays

No wires are accepted on days when the New York Stock Exchange is closed or on Martin Luther King Day, Columbus Day or Veterans Day, because the bank that would receive your wire is closed.

--------------------------------------------------------------------------------

================================================================================

[GRAPHIC]

SENDING A CHECK OR MONEY ORDER

First call us at 1-800-695-2126 to place your order. Make your check or money order payable to MainStay Institutional Funds Inc. (Write your account number and the name of the appropriate Fund or Funds on the check or money order.) The check must be in U.S. dollars drawn on a U.S. bank. Mail it directly to:
MainStay Institutional Funds Inc., P.O. Box 8407, Boston, MA 02266-8407.

Mail the application separately to MainStay Institutional Funds Inc., P.O. Box 461, Parsippany, NJ 07054-0461.

[GRAPHIC]

WIRING MONEY

You may invest by wiring the money to us. You or your registered representative should call NYLIFE Distributors at 1-800-695-2126 for an account number and wiring instructions. Give them to your bank, which may charge a fee for wiring. The wire must include your name--exactly as it appears on your application--your account number and the name of the Fund or Funds in which you want to invest. NYLIFE Distributors must receive your money (and application, if it's your initial investment) within 3 business days of your placing an order.

--------------------------------------------------------------------------------
                              Know How to Sell ...
--------------------------------------------------------------------------------

Shares may be redeemed (sold) in a number of ways. If you are participating in a company plan, such as a 401(k), profit sharing, defined benefit or other employee-directed plan, check with your Human Resources Department for information on how your shares may be redeemed. For other investors, including those in a Group IRA or Group Account, shares may be redeemed by written request to NYLIFE Distributors or you can redeem your shares in any of the following ways:

OPTION 1            [GRAPHIC]

BY TELEPHONE OR WIRE

Place an order to sell your shares by calling NYLIFE Distributors at 1-800-695-2126. Or, if you prefer, you may wire your order. These options are not available if your shares are held in certificate form. (Please call us at the above number for further details.)

The price of each share will be the next NAV determined after receipt of your redemption request for the class of shares you own. There is no charge for selling your shares. The shares you sell may be worth more or less than the price you paid for them, depending on the market value of the investment securities held by the particular Fund at the time of your sale.

================================================================================

--------------------------------------------------------------------------------
[ARROW] Telephone redemption: convenient, yes...
        but not risk-free
--------------------------------------------------------------------------------

Telephone redemption privileges are convenient, but you give up some security. By making use of this convenience, you agree that neither MainStay Institutional Funds nor the manager will be liable for following instructions via the phone that they reasonably believe are genuine. You bear the risk of any loss, unless MainStay Institutional Funds or the manager fails to use established safeguards for your protection.

These safeguards are among those currently in place at MainStay Institutional
Funds:

o    All phone calls are tape recorded.

o Written confirmation of every transaction is sent to your address of record.

================================================================================

OR, OPTION 2        [GRAPHIC]

USE A SYSTEMATIC WITHDRAWAL PLAN

If you are a shareholder in a Group IRA or a Group Account, with at least $10,000 (based on the NAV per share) in your account, you may use our systematic withdrawal plan.

You may arrange to make monthly withdrawals of at least $100 from any Fund. Each withdrawal will be mailed to you by check or wired directly to your bank account, whichever you select on your application. These withdrawals, like any sale, may result in a gain or loss and, therefore, may be subject to taxation. Consult your tax adviser about possible tax consequences.

Also remember, these withdrawals are not dividends or income. If you withdraw more than your Fund is earning for you, eventually your account will be worth less than your original investment, and, ultimately, you will redeem all of your shares.

MainStay Institutional Funds may end this plan at any time after 30 days' written notice to you.

--------------------------------------------------------------------------------
                             ...and Exchange Shares
--------------------------------------------------------------------------------

FOR THE MONEY MARKET FUND

If you exchange all your shares in the Money Market Fund for shares in another Fund, any dividends that have been declared but not yet distributed will be credited to the new Fund account. If you exchange all your shares in the Money Market Fund for shares in more than one Fund, undistributed dividends will be credited to each of the new Funds according to the number of exchanged shares in each Fund.

MainStay Institutional Funds reserves the right to amend, restrict or end the exchange privilege.

HOW YOU WILL RECEIVE YOUR MONEY

Your sales proceeds will normally be wired directly to the bank named on your application within seven days after your redemption request is received (one business day for the Money Market Fund).

On days when the New York Stock Exchange is closed, or during other times specified by Federal securities law, you may not be able to redeem shares or your payment might be delayed.

DISTRIBUTIONS IN KIND

For shares of a Fund which you sell within any 90-day period, each Fund reserves the right to pay you a maximum of $250,000 in cash, or cash equal to 1% of the Fund's net assets, whichever is less. To protect the remaining shareholders in the Fund, anything you sell above this amount may not be paid to you in cash, but could be paid to you entirely, or in part, in the same kinds of securities held by the Fund. These securities would be valued at the same value that was assigned to them in calculating the net asset value of the shares you're selling.

Even though it is highly unlikely that shares would ever actually be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, should such a distribution occur.

--------------------------------------------------------------------------------

USE THE EXCHANGE PRIVILEGE

Once you open an account, you may exchange shares of the same Class between MainStay Institutional Funds. An order to exchange shares is treated as a sale of the old shares followed by a purchase of the new shares. Exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request. You may request an exchange by calling NYLIFE Distributors at 1-800-695-2126, unless you've invested through a Group IRA or Group Account.

SET UP A SYSTEMATIC EXCHANGE PLAN

If you've invested through a Group IRA or Group Account, you may establish a Systematic Exchange Program to have a minimum of $100 exchanged periodically from any MainStay Institutional Fund to another MainStay Institutional Fund within the same Class of shares. The Fund from which exchanges are made must have an account value of at least $10,000 at the time the Systematic Exchange Program is established. For additional information, call 1-800-695-4451.

--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
[ARROW] Take note: Your shares could be sold involuntarily
--------------------------------------------------------------------------------

To reduce expenses, we may redeem shares in any account valued at less than $10,000 ($1,000 for Group IRAs and Group Accounts), provided that the value is not based on fluctuations in market prices. We'll give you at least 30 days notice to give you time to add to your account and avoid the sale. We may also redeem your shares if you haven't given us the proper tax information.

================================================================================

--------------------------------------------------------------------------------
                       Decide How to Receive Your Earnings
--------------------------------------------------------------------------------

TWO KINDS OF EARNINGS

DIVIDENDS AND INTEREST

Most Funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends."

When the Funds pay

The Money Market Fund declares dividends daily; you're paid monthly. Each of the other Funds declares and pays you dividends at least once a year.

In the Money Market Fund, you begin earning dividends the business day after the transfer agent receives your investment in U.S. dollars by 4:00 p.m. Eastern time.

CAPITAL GAINS

The Funds will distribute all, or almost all, of their net capital gains at least once a year.

HOW TO TAKE YOUR EARNINGS

Your earnings will automatically be reinvested in the same Class of shares of the same Fund, unless you choose one of the following options:

REINVEST IN ANOTHER FUND

On the day your Fund pays the dividend, reinvest everything in another Fund of your choice.

TAKE CASH

Take your earnings in cash.

If you choose to receive your earnings in cash...
a check will be mailed to the address you have given us. If the check is not accepted and is returned to us, we will reinvest it in your account in the same Fund at the next net asset value computed after the transfer agent receives the check. Any additional distributions will automatically be reinvested at net asset value as of the ex-dividend date.

--------------------------------------------------------------------------------
                         Understand the Tax Consequences
--------------------------------------------------------------------------------

Each Fund intends to be treated as a regulated investment company under subchapter M of the Internal Revenue Code. As a regulated investment company, each MainStay Institutional Fund is required to distribute at least 90% of its:

o net taxable income;

o net short-term capital gains; and

o net tax-exempt income.

"Net" means the amount remaining after tax deductible expenses (expenses reduce "gross" earnings: in other words, the amount the Fund can pay to you.)

YOUR DIVIDENDS AND CAPITAL GAINS MAY BE TAXABLE

If you are a tax-exempt shareholder, you won't pay Federal income tax on distributions unless applicable tax laws say otherwise. If you're not tax-exempt, you will have to pay taxes on dividends whether you receive them in cash or reinvest them in more shares. Redemptions also may be taxable.

Dividends, other than from capital gains, are ordinary income. Capital gain distributions are taxable as long-term capital gain, except to the extent provided by an applicable tax exemption. Some distributions may be a return of capital or, in some cases, capital gain. You will be advised each year about the amount and nature of dividends paid to you. If you are not a tax-exempt investor, purchasing shares shortly before the record date for dividend declarations can result in a taxable return to you of a portion of the price you paid for the shares.

A Fund may pay you in January for dividends declared in October, November, or December of the previous year. If you're not tax-exempt, you will be taxed on these dividends as if you had been paid on December 31 of the previous year.

TAXES ON FOREIGN INVESTMENT INCOME

A portion of income earned by a Fund from foreign securities may be withheld by those countries as income taxes. Under certain circumstances, the Fund may elect to pass along credits to you for foreign income taxes paid, although there are no assurances that the Fund will be able to do so.

================================================================================

--------------------------------------------------------------------------------
[ARROW] Don't forget...
--------------------------------------------------------------------------------

================================================================================

This page only tells you about Federal income tax. Other tax laws may be different. For additional information about the tax aspects of investing, please see the SAI. Consult your tax adviser on any additional questions you may have about the tax aspects of investing.

================================================================================

--------------------------------------------------------------------------------
                         Know Who You're Investing With
--------------------------------------------------------------------------------

WHO WORKS TO PROTECT YOUR INTERESTS?

The Board of Directors oversees the Funds. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Funds. Other than serving as Directors, most of the Board members have no affiliation with the Company or its service providers. Information relating to the Directors and officers appears under the heading "Management of the Company" in the SAI.

WHO RUNS THE FUNDS' DAY-TO-DAY BUSINESS?

MainStay Management, Inc., 300 Interpace Parkway, Parsippany, NJ 07054, serves as manager for the Funds, handling business affairs for each Fund. MainStay Management, Inc. is a corporation organized under the laws of the State of Delaware and is an indirect wholly owned subsidiary of New York Life Insurance Company. The manager, among other things, furnishes the Funds with office facilities and with ordinary clerical, bookkeeping and recordkeeping services. The manager has delegated its portfolio management responsibilities to the sub-advisers.

The manager pays the salaries and expenses of all personnel affiliated with the Funds and all the operational expenses that are not the responsibility of the Funds, including the fees that are paid to the sub-advisers. (See pg. 48, "Manager and Sub-Advisers", and the SAI for more details.)

For its services, each Fund pays the manager a monthly fee. (See pg. 48, "Manager and Sub-Advisers".)

================================================================================
                             WHO MANAGES YOUR MONEY?
================================================================================

Under the supervision of the Company's Directors and in accordance with each Fund's investment objective and investment policies, the sub-advisers are responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for them; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms. (See pg. 48, "Manager and Sub-Advisers"--"The Sub-Advisers" for an explanation of the fees paid to the sub-advisers by the manager.)

================================================================================

MacKay-Shields Financial Corporation

9 West 57th Street
New York, New York 10019

MacKay-Shields manages the Bond Fund, Growth Equity Fund, International Bond Fund, International Equity Fund, Short-Term Bond Fund and Value Equity Fund. MacKay-Shields, formed in 1938, is an indirect wholly-owned, but autonomously managed subsidiary of New York Life Insurance Company. As of June 30, 1997, MacKay-Shields managed approximately $26.9 billion in assets.

================================================================================

================================================================================

New York Life Insurance Company

51 Madison Avenue
New York, New York, 10010

New York Life Insurance Company manages the Money Market Fund. The company is a mutual life insurance company organized under the laws of the State of New York. Authorized to conduct business as a life insurance company since 1845, it offers a complete line of life insurance policies and annuity contracts, as well as financial and retirement contracts. As of June 30, 1997, New York Life had total assets of approximately $86 billion and managed approximately $24 billion in assets for qualified retirement plans.
================================================================================

================================================================================

Monitor Capital Advisors, Inc.

504 Carnegie Center
Princeton, New Jersey 08540

Monitor Capital manages the EAFE Index Fund, Indexed Bond Fund, Indexed Equity Fund and the Multi-Asset Fund. Monitor Capital, formed in 1988, is a wholly-owned subsidiary of NYLIFE Inc. and an indirect wholly-owned subsidiary of New York Life Insurance Company. As of June 30, 1997, Monitor Capital managed approximately $2.2 billion in assets.

================================================================================

WHO DISTRIBUTES MAINSTAY INSTITUTIONAL FUNDS?

NYLIFE Distributors Inc.
300 Interpace Parkway
Parsippany, NJ 07054

NYLIFE Distributors Inc. is a corporation organized under New York laws and is an indirect wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors acts as the principal underwriter and distributor of the Funds' shares. They pay the costs of printing and mailing prospectuses and sales literature to potential investors and any advertising expenses connected with distributing Fund shares.

New York Life Insurance Company, NYLIFE Distributors or MainStay Management, Inc. may pay, out of its own resources, additional compensation to third parties who provide services or through broker-dealer subsidiaries to certain agents or employees who sell shares of the Funds.

WHO PROVIDES CUSTOMER SERVICE AND MAINTAINS FINANCIAL RECORDS?

Boston Financial Data Services Inc. (BFDS) is the Funds' transfer and dividend disbursing agent. BFDS is responsible for statements, confirmations and sending checks and keeps certain financial and accounting records. BFDS is at 2 Heritage Drive, North Quincy, MA 02171.

New York Life Insurance Company also provides customer service and client statements. New York Life or an affiliate is paid by the Funds, and in turn, may pay unaffiliated third parties for providing shareholder services to participants in retirement plans or other beneficial owners of the Funds whose interests are held in an omnibus account. Such services may include receiving, collecting and processing orders, providing and maintaining check writing and wire transfer services, communicating with shareholders, maintaining account records, answering account-related questions and correspondence, issuing reports and confirming transactions and performing other accounting and recordkeeping services.

The Bank of New York (BONY) is custodian of the Funds' investments and has subcustodial agreements for holding the Funds' foreign investments. BONY is at 90 Washington Street, New York, NY 10286.

--------------------------------------------------------------------------------
                        Know Your Rights as a Shareholder
--------------------------------------------------------------------------------

YOU HAVE THE RIGHT TO ASK ANY QUESTIONS.

If you have a question about your account, you should:

o    call 1-800-695-2126 ext. 2055 (between 9:00 a.m. and 5:00 p.m. Eastern time), or

o    write to:

         MainStay Institutional Funds Inc.
         Box 461
         Parsippany, NJ 07054-0461

If you invest through a Group IRA or Group Account you should:

o    call 1-800-695-4451 (between 9:00 a.m. and 5:00 p.m. Eastern time), or

o    write to:

         MainStay Institutional Funds Inc.
         Box 424
         Parsippany, NJ 07054-0424


THE RIGHT TO RECEIVE INFORMATION ABOUT YOUR INVESTMENT

You will receive periodic statements covering the Funds you own, including the number and value of shares, dividends declared or paid and other information.

Confirmations.

Every time you buy, sell or exchange shares between Funds, you'll receive a confirmation in the mail shortly thereafter. It summarizes all the key information: what you bought and sold, what it cost and other important information.

Financial reports.

You will receive an annual financial statement for your Fund, audited by the Funds' independent accountants. You will also receive semiannual statements which are unaudited.

Each financial report shows:

o    the investments owned by the Fund,

o    the market value of each investment, and

o    other financial information.

================================================================================

--------------------------------------------------------------------------------
[ARROW] Take note:
--------------------------------------------------------------------------------

Keep your statements. You may need them for tax reporting purposes.

Be alert: Mistakes can happen. Always review your confirmations and statements immediately.
================================================================================


THE RIGHT TO HAVE ONE SHARE, ONE VOTE

Every share issued by the Funds carries equal ownership rights. By owning shares, you're entitled to vote on certain issues and policies regarding the Fund or class of shares you own. You have one vote per share you own.

You also have a right to approve any changes in fundamental investment restrictions or objectives of your Funds, and you have the right to approve the adoption of any new investment advisory agreement or plan of distribution relating to your Funds.


THE RIGHT TO ATTEND MEETINGS

Although the Company doesn't intend to hold annual shareholder meetings, you have the right to call a meeting of shareholders for the purpose of voting on removing a Director for cause. Removing a Director requires the approval of a majority of the outstanding shares of the Company. Generally, shareholders meetings are only held when the Directors recommend an action which requires shareholder approval.

--------------------------------------------------------------------------------
                               Tell Me The Details
--------------------------------------------------------------------------------

================================================================================
 THE COMPANY
================================================================================

The Company is registered with the SEC as an open-end management investment company under the 1940 Act. Registration involves no supervision of management of the Company by the SEC. The Company currently has eleven Funds.

Each Fund is a diversified investment company under the 1940 Act (other than the International Bond Fund) and has a different investment objective which it pursues through separate investment policies.

The Company offers Institutional Class and Institutional Service Class shares, which have different expenses that may affect performance. You may obtain a free copy of the prospectus which contains more information about the Institutional Service Class of shares by calling NYLIFE Distributors at 1-800-695-2126.

The Board of Directors may, at its discretion, classify and allocate shares to additional Funds or classify and allocate additional shares to the existing Funds without further action by the shareholders.

As of October 31, 1997, Trustees of the New York Life Insurance Company Retirement Plan and Pension Plan owned a controlling interest (as that term is defined under the 1940 Act) of the Value Equity, Bond, Indexed Bond and International Bond Funds; New York Life Insurance Company owned a controlling interest of the Multi-Asset Fund; and New York Life Trust Company owned a controlling interest of the Money Market Fund.

================================================================================
 OTHER INFORMATION ABOUT THE FUNDS
================================================================================

This section provides more information about how the Funds are managed. There is no additional information about the Money Market Fund in this section.

================================================================================
 EAFE INDEX FUND
================================================================================

The countries in the EAFE Index include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Not all EAFE Index companies within a country will be represented in the Fund's portfolio of securities at the same time. The Fund may not invest in certain stocks (numbering approximately 50) included in the EAFE Index because corporate charters have provisions prohibiting ownership by foreign investors.

The Fund is expected to invest in approximately 350 stocks so that the results fall within the targeted tracking error. Stocks are selected for inclusion in the Fund based on country of origin, market capitalization, yield, volatility and industry sector. Monitor Capital will manage the Fund using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the EAFE Index to the extent feasible. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the EAFE Index, but such changes should be infrequent.

The Fund believes the indexing approach described above is an effective method of duplicating percentage changes in the EAFE Index. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the EAFE Index in both rising and falling markets. The correlation between the EAFE Index Fund and the EAFE Index is expected to be at least 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the EAFE Index.

================================================================================
 GROWTH EQUITY FUND
================================================================================

Although it is not the Fund's policy generally to invest or trade for short-term profits, portfolio securities may be disposed of without regard to the length of time held whenever MacKay-Shields is of the opinion that a security no longer has an appropriate appreciation potential or has reached its anticipated level of performance, or when another security appears to offer relatively greater appreciation potential or a relatively greater anticipated level of performance. However, certain requirements that must be satisfied in order for the Fund to qualify as a regulated investment company for Federal income tax purposes may limit the extent to which the Fund can sell securities and other assets held for less than three months. (See "Tax Information" in the SAI.)

================================================================================
 INDEXED EQUITY FUND
================================================================================

The Fund will be managed using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500 to the extent feasible. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the S&P 500, but such changes should be infrequent. The correlation between the performance of the Indexed Equity Fund and the S&P 500 is expected to be at least 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500.

The Fund believes the indexing approach described above is an effective method of duplicating percentage changes in the S&P 500. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets.

================================================================================
 INTERNATIONAL EQUITY FUND
================================================================================

The Fund is actively managed and invests primarily in international (non-U.S.) stocks, but the Fund may acquire other securities including cash equivalents. Eligible investments for the Fund include any equity or equity-related investment, domestic or foreign, whether denominated in foreign currencies or U.S. dollars.

MacKay-Shields considers factors such as prospects for currency exchange and interest rates, and inflation in each country, relative economic growth, government policies influencing exchange rates and business conditions; and quality of individual issuers. MacKay-Shields will also determine, using good faith judgment, (1) country allocation among the international equity markets,
(2) currency exposure (asset allocation across currencies), and (3) diversified security holdings within each market.

The Fund may use futures and options contracts (1) in an effort to manage cash flow and remain fully invested in the stock and currency markets, instead of or in addition to buying and selling stocks and currencies, or (2) in an effort to hedge against a decline in the value of securities or currencies owned by it or an increase in the price of securities which it plans to purchase.

MacKay-Shields also believes that active currency management can enhance portfolio returns through opportunities arising from interest rate differentials between instruments denominated in different currencies and/or changes in value between currencies. Moreover, MacKay-Shields believes active currency management can be employed as an overall portfolio risk management tool. For example, in its view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies which may not involve the currency in which the foreign security is denominated.

================================================================================
 MULTI-ASSET FUND
================================================================================

To determine the best investment levels, Monitor Capital estimates risk, return and correlation for the three asset groups based on a rigorous, disciplined valuation methodology. Even if this method occasionally indicates that the Fund should be fully invested in only one asset group, Monitor Capital will still follow the constraints on the amount of assets which may be allocated to each of the three asset groups.

In managing the Fund, Monitor Capital uses a proprietary model as well as a non-proprietary model to estimate expected returns on domestic and foreign stock markets. The expected return on fixed income securities is the current yield to maturity of bonds as measured by the Salomon Brothers Broad Investment Grade Bond Index. The expected return for money market instruments is the current yield on three-month U.S. Treasury bills.

The Fund's allocation among the three asset groups is then structured to take advantage of perceived imbalances in relative pricing. Monitor Capital believes that short-term imbalances occur periodically but tend to be corrected fairly quickly. The models may from time to time cause significant shifts in the Fund's allocation among the asset groups which may in turn result in greater portfolio volatility.

The Fund may buy common stocks that the EAFE Index Fund and Indexed Equity Fund may buy, fixed income securities that the Indexed Bond Fund may buy and money market instruments that the Money Market Fund may buy.

================================================================================
 VALUE EQUITY FUND
================================================================================

In analyzing different securities to assess their relative attractiveness, MacKay-Shields' value investment process emphasizes such factors as low price to earnings and price to cash flow ratios, financial strength and earnings predictability. The Fund intends to purchase those securities which it believes to be undervalued in the market relative to comparable securities based on the foregoing analysis.

In assessing whether a stock is undervalued, MacKay-Shields considers, among other factors, a company's financial strength and earnings predictability. The Fund may provide some protection on the downside through its investment in companies whose current stock prices reflect, in MacKay-Shields' opinion, either unwarranted pessimism or unrecognized value.

================================================================================
 BOND FUND
================================================================================

MacKay-Shields manages the Fund by allocating the Fund's investments among different types of debt securities. MacKay-Shields conducts a continuing review of yields and other information derived from a data base which it maintains in managing fixed-income portfolios. Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by MacKay-Shields in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio.

Maturity shifts are based on a set of investment decisions that take into account a broad range of fundamental and technical indicators. More particularly, MacKay-Shields will alter the average maturity of the portfolio in accordance with the research and other methods described above.

================================================================================
 INDEXED BOND FUND
================================================================================

The correlation between the performance of the Indexed Bond Fund and the Salomon Brothers Broad Investment Grade Bond Index (the "Index") is expected to be at least 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund is expected to invest in approximately 50 or more securities so that results fall within the targeted tracking error. Bonds are selected for inclusion in the Fund based on credit quality, sector, maturity, coupon, current yield, yield to maturity, duration, and convexity. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the Index, but such changes should be infrequent.

Monitor Capital believes the indexing approach described above is an effective method of simulating percentage changes in the Index. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. Monitor Capital employs a stratified sampling method to track index performance. Using this method, the Fund invests in fixed income securities which in aggregate are expected to mirror the performance of the Index. The Fund invests primarily in a representative sample of the securities in the Index.

Monitor Capital may effect certain portfolio transactions involving when-issued, delayed delivery and other types of securities that may have the effect of increasing nominal portfolio turnover. (For further discussion of the effect of portfolio turnover on the Fund, see pg. 30, "General Investment Considerations--The Effects of Trading Costs on Your Total Return.") For further information about the Fund's transactions in when-issued securities and related portfolio practices, see the SAI.

================================================================================
 INTERNATIONAL BOND FUND
================================================================================

MacKay-Shields considers factors such as prospects for currency exchange and interest rates, and inflation in each country, relative economic growth, government policies influencing exchange rates and business conditions; and quality of individual issuers. MacKay-Shields will also determine, using good faith judgment, (1) country allocation, (2) currency exposure (asset allocation across currencies), and (3) diversified security holdings within each market.

Generally, the Fund's average maturity will be shorter when interest rates worldwide or in a particular country are expected to rise, and longer when interest rates are expected to fall. The Fund may use various techniques to shorten or lengthen the dollar-weighted average maturity of its portfolio, including transactions in futures and options on futures, interest rate swaps, caps, floors and short sales against the box.

================================================================================
 SHORT-TERM BOND FUND
================================================================================

MacKay-Shields manages the Fund by allocating the Fund's investments among different types of debt securities. MacKay-Shields conducts a continuing review of yields and other information derived from data bases which it maintains in managing fixed-income portfolios. Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by MacKay-Shields in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. In seeking to achieve capital appreciation, as an integral component of total return, the Fund may use, among other research methods, historical yield spread analysis, economic analysis, fundamental credit analysis and technical (supply/demand) analysis.

The Fund may, to the extent permitted by law, invest in leveraged inverse floating rate debt instruments ("inverse floaters"). Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 10% limitation on investments in such securities. (See pg. 44, "Floaters and Inverse Floaters," for details.)

================================================================================
 DESCRIPTION OF INVESTMENTS AND
 INVESTMENT PRACTICES
================================================================================

For more information about the investments described in this section, please see the SAI.

================================================================================
 AMERICAN DEPOSITARY RECEIPTS ("ADRS")
================================================================================

ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities.

================================================================================
 BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS
================================================================================

Each Fund may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and, with the exception of the Money Market Fund, in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations.

===============================================================================
 BORROWING
================================================================================

Each Fund may borrow from a bank up to a limit of 15% of its total assets, but only for temporary or emergency purposes. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). A Fund will repay any money borrowed from a bank in excess of 5% of its total assets prior to purchasing additional securities.

================================================================================
 BRADY BONDS
================================================================================

The International Bond Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings.

================================================================================
 CORPORATE DEBT SECURITIES
================================================================================

A Fund's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the particular Fund. The rate of return or return of principal on some debt obligations may be linked to indexes or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies.

Corporate debt securities with a rating lower than BBB by S&P, and corporate debt securities rated Baa or lower by Moody's, have speculative characteristics and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. Should any individual bond held by a Fund, other than the International Bond Fund or International Equity Fund, fall below a rating of BBB by S&P or Baa by Moody's, the Fund's sub-adviser will dispose of such bond as soon as reasonably practicable in light of then-existing market and tax considerations. (See "Appendix A--Description of Securities Ratings.") The International Bond Fund may invest up to 25%, and the International Equity Fund may, for temporary defensive purposes, invest up to 5%, of its net assets in debt securities which are rated below investment grade. (See pg. 44, "High Yield Securities ("Junk Bonds").")

================================================================================
 FIRM AND STANDBY COMMITMENT AGREEMENTS AND
 WHEN-ISSUED SECURITIES
================================================================================

New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm and standby commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities and firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

================================================================================
 FLOATERS AND INVERSE FLOATERS
================================================================================

Each Fund, other than the EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund and Value Equity Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate.

The Bond Fund, International Bond Fund, International Equity Fund and Short-Term Bond Fund may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. The leverage associated with inverse floaters may result in greater volatility in their market values. Certain inverse floaters may be determined to be illiquid securities.

================================================================================
 FOREIGN INDEX-LINKED INSTRUMENTS
================================================================================

The EAFE Index Fund, International Equity Fund, Multi-Asset Fund and International Bond Fund may invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index. In the case of foreign index-linked instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument, the performance of which determines the return for the instrument. Tax considerations may limit the Funds' ability to invest in foreign index-linked instruments.

================================================================================
 FOREIGN SECURITIES
================================================================================

All Funds may invest in foreign securities, although the Money Market Fund purchases only dollar-denominated securities. Except for the Growth Equity Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund and Value Equity Fund, the Funds' investment advisers place the Funds' investments only in developed countries. The Indexed Equity Fund and Indexed Bond Fund will invest in foreign securities to the extent such securities are included in the securities that comprise the Standard & Poor's 500 Composite Stock Price Index, and the Salomon Brothers Broad Investment Grade Bond Index, respectively.

Foreign investments could be more difficult to sell than U.S. investments and may involve risks different from investing in domestic securities. Investments in foreign securities involve risks of currency controls by governments, changes in currency rates and interest rates, difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. In addition, foreign securities may be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Many of the foreign securities in which the Funds invest will be denominated in foreign currencies. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets. A Fund may, however, engage in foreign currency transactions (see "Risk Management Techniques") to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. Such foreign currency transactions may include forward foreign currency contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts.

The Growth Equity Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund and Value Equity Fund may invest in emerging market countries. Investment in emerging market countries generally presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

================================================================================
 GOVERNMENT SECURITIES
================================================================================

Government securities are obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities.

================================================================================
 HIGH YIELD SECURITIES ("JUNK BONDS")
================================================================================

Securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade". There is more price volatility, more risk of losing your principal and interest, a greater possibility of the issuer going bankrupt, plus addi-tional risks. These securities are considered speculative.

The International Bond Fund may invest up to 25% of its net assets in debt securities, including short-term instruments, which are rated below investment grade (i.e., below BBB by S&P or Baa by Moody's) or, if not rated, determined to be of equivalent quality by the sub-adviser. Under exceptional market conditions abroad or when it is believed that economic or market conditions warrant, the International Equity Fund may, for temporary defensive purposes, invest up to 5% of its net assets in short-term instruments rated below BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the sub-adviser. The lower the ratings of such securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment grade characteristics. The Funds may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. (See "Appendix A--Description of Securities Ratings.")

Investors should be willing to accept the risks associated with investment in high yield/high risk securities. Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may under certain circumstances be less liquid than higher rated debt instruments.

================================================================================
 LENDING OF PORTFOLIO SECURITIES
================================================================================

A Fund may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income in accordance with guidelines adopted by the Board of Directors. The total market value of securities loaned will not at any time exceed 33% of the total assets of a Fund. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's sub-adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

================================================================================
 LOAN PARTICIPATION INTERESTS
================================================================================

The Funds may invest in participation interests in loans. Such participation interests, which may take the form of interests in, or assignments of, loans, are acquired from banks which have made loans or are members of lending syndicates. A Fund's investments in loan participation interests will be subject to its limitation on investments in illiquid securities and, to the extent applicable, its limitation on investments in securities rated below investment grade.

In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

The principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of participant rather than a co-lender because the Fund must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Fund and the co-lender.

================================================================================
 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
================================================================================

Mortgage-backed and asset-backed securities are securities which derive their value from underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's sub-adviser to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment.

================================================================================
 MUNICIPAL BONDS
================================================================================

The Bond Fund and Short-Term Bond Fund may purchase municipal bonds which are debt obligations of state and local governments, agencies and authorities. Municipal bonds are issued to obtain funds for various public purposes. The other Funds may purchase municipal bonds for temporary defensive purposes.

================================================================================
 REPURCHASE AGREEMENTS AND
 REVERSE REPURCHASE AGREEMENTS
================================================================================

Each Fund may enter into repurchase agreements, which entail the purchase of a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day).

Each Fund may enter into reverse repurchase agreements with banks or broker-dealers, which involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of liquid assets to cover its obligations under reverse repurchase agreements. Each Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases a Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

The Directors have reviewed and approved certain sellers who they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such sellers. If the other party to a repurchase agreement were to become bankrupt, a Fund could experience delays in recovering its investment or losses.

================================================================================
 RESTRICTED SECURITIES
================================================================================

To the extent that they invest in restricted securities, the Funds may be exposed to additional risks. "Restricted" securities are those securities which have not been registered under the Securities Act of 1933. Because they are unregistered, only a limited number of investors are qualified to invest in such securities. The smaller market may create undesirable delays in selling restricted securities. A Fund attempting to dispose of restricted securities may incur additional transaction costs in finding a buyer or, in an extreme case, the cost of registering the security.

================================================================================
 RISK MANAGEMENT TECHNIQUES
================================================================================

The Funds can use various techniques to increase or decrease their exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as forward foreign currency exchange contracts and options on foreign currencies) and purchasing or writing put or call options on securities and securities indexes.

The Funds can use these practices in an attempt to adjust the risk and return characteristics of their portfolios of investments. When a Fund uses such techniques in an attempt to reduce risk it is known as "hedging". If a Fund's sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. (For more information on risk management techniques, see the SAI.)

================================================================================
 SHORT SALES AGAINST THE BOX
================================================================================

A short sale is a transaction in which a Fund sells through a broker a security it does not own in anticipation of a decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, a Fund owns or has the right to obtain securities equivalent in kind and amount. A Fund may enter into a short sale against the box, among other reasons, to hedge against a possible market decline in the value of a security owned. To effect a short sale against the box, the Fund borrows from a broker the securities which are sold short in the short sale, and the broker holds the proceeds until the borrowed securities are replaced. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. If a broker, with which the Fund has open short sales, were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. The Funds will only enter into short sales against the box with brokers, the sub-advisers believe are creditworthy. Short sales against the box will be limited to no more than 25% of a Fund's assets.

================================================================================
 SWAP AGREEMENTS
================================================================================

The International Bond Fund, International Equity Fund and Multi-Asset Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. The Indexed Bond Fund may enter into index and interest rate swap agreements, the EAFE Index Fund may enter into index and currency exchange rate swap agreements, and the Indexed Equity Fund may enter into index swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A sub-adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market and the laws relating to swaps, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements, or to enter into swap agreements or could have tax consequences. (See "Tax Information" in the SAI for information regarding the tax considerations relating to swap agreements.)

================================================================================
 ZERO COUPON BONDS
================================================================================

Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from the face value. Zero coupon bonds tend to be more volatile than conventional debt securities.

================================================================================
 INVESTMENT RESTRICTIONS
================================================================================

The following restrictions, as well as the restrictions in the "Investment Restrictions" section in the SAI govern each Fund's investments. These investment restrictions may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of that Fund. (See the "Investment Restrictions" section of the SAI for additional information on restrictions.)

Under these restrictions, a Fund may not:

1. invest in a security if, as a result of such investment, 25% or more of its total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and at such time that the 1940 Act is amended to permit a registered investment company to elect to be "periodically industry concentrated," (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry) the Funds elect to be so classified and the foregoing limitation shall no longer apply with respect to the Funds;

2. invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (this restriction is not applicable to the International Bond Fund);

3. invest in a security if, with respect to 75% of its assets, it would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. Government securities (this restriction is not applicable to the International Bond Fund);

4. borrow money or issue senior securities, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, but only if immediately after each borrowing there is asset coverage of 300%, and (ii) issue senior securities to the extent permitted under the 1940 Act; or

5. lend any funds or other assets, except that a Fund may, consistent with its investment objectives and policies: (i) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission and any guidelines established by the Company's Directors.

================================================================================
 MANAGER AND SUB-ADVISERS
================================================================================

================================================================================
 THE MANAGER
================================================================================

MainStay Management, Inc. serves as the Funds' manager pursuant to a Management Agreement dated November 21, 1997 between MainStay Management, Inc. and the Company. Under the Management Agreement, the manager is responsible for the Company's business affairs, subject to the supervision of the Company's Directors. The manager, among other things, furnishes the Funds with office facilities and with ordinary clerical, bookkeeping and recordkeeping services. The manager may consult with or utilize the services of its subsidiary companies to assist the manager in carrying out its responsibilities to the Company.

In connection with its administration of the business affairs of the Funds, the manager bears the following expenses:

1. the salaries and expenses of all personnel of the Company and the manager, except the fees and expenses of Directors not affiliated with the manager or the Funds' sub-advisers; and

2. all expenses incurred by the manager in connection with administering the ordinary course of a Fund's business, other than those assumed by the Company.

As compensation for these services, each Fund has agreed to pay the manager a monthly fee calculated on the basis of the Fund's average daily net assets during the preceding month at an annual rate according to the following schedule:

EAFE Index Fund ........................................................  0.95%
Growth Equity Fund .....................................................  0.85%
Indexed Equity Fund ....................................................  0.50%
International Equity Fund ..............................................  0.85%
Multi-Asset Fund .......................................................  0.65%
Value Equity Fund ......................................................  0.85%
Bond Fund ..............................................................  0.75%
Indexed Bond Fund ......................................................  0.50%
International Bond Fund ................................................  0.80%
Money Market Fund ......................................................  0.50%
Short-Term Bond Fund ...................................................  0.60%

================================================================================
 THE SUB-ADVISERS
================================================================================

As compensation for services, the manager, not the Fund, pays each Fund's respective sub-adviser a monthly fee calculated on the basis of the Fund's average daily net assets during the preceding month at an annual rate according to the following schedule:

EAFE Index Fund ........................................................  0.15%
Growth Equity Fund .....................................................  0.25%
Indexed Equity Fund ....................................................  0.10%
International Equity Fund ..............................................  0.35%
Multi-Asset Fund .......................................................  0.15%
Value Equity Fund ......................................................  0.25%
Bond Fund ..............................................................  0.20%
Indexed Bond Fund ......................................................  0.10%
International Bond Fund ................................................  0.30%
Money Market Fund ......................................................  0.10%
Short-Term Bond Fund ...................................................  0.15%

================================================================================
 VOLUNTARY EXPENSE LIMITATION
================================================================================

The manager has voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses and any class-specific expenses) of the Institutional Class of shares of certain Funds to an annual rate, as set forth in the schedule below, of average daily net assets until December 31, 1997 (December 31, 1998 for Indexed Equity Fund). The Funds listed below are subject to the following voluntary expense limitations:

EAFE Index Fund ........................................................  0.94%
Indexed Equity Fund ....................................................  0.30%
International Equity Fund ..............................................  1.00%
Bond Fund ..............................................................  0.75%
Indexed Bond Fund ......................................................  0.50%
International Bond Fund ................................................  0.95%
Money Market Fund ......................................................  0.50%
Short-Term Bond Fund ...................................................  0.60%

As long as these temporary expense limitations continue, they may lower the Funds' expenses and increase their respective yields. The voluntary expense limitations may be terminated or revised at any time after December 31, 1997 (December 31, 1998 for the Indexed Equity Fund), at which time the Funds' expenses may increase and their respective yields may be reduced, depending on the total assets of each of the Funds.

================================================================================
 PORTFOLIO TRANSACTIONS
================================================================================

Pursuant to each Fund's Sub-Advisory Agreement, a Fund's sub-adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of a Fund, the Fund's sub-adviser will seek the best price and execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Fund's sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Directors may determine, the Funds' sub-advisers may consider sales of shares of the respective Funds as a factor in the selection of broker-dealers to execute each Fund's portfolio transactions. NYLIFE Securities Inc. may act as a broker for the Company in accordance with applicable regulations.

Some securities considered for investment by the Funds may also be appropriate for other clients served by the Funds' sub-advisers. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of the clients served by the Fund's sub-adviser is considered at or about the same time, transactions in such securities may be executed together and will, to the extent practicable, be allocated among the Fund and clients in a manner deemed equitable to the Funds and the clients by the Fund's sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Fund's sub-adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.

================================================================================
 APPENDIX A
================================================================================

================================================================================
 DESCRIPTION OF SECURITIES RATINGS
================================================================================

================================================================================
 MOODY'S INVESTORS SERVICE, INC.
================================================================================

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Designations Applicable to Municipal Bond Ratings

In its municipal bond rating system, Moody's designates those bonds within the Aa, A, Baa, Ba and B categories that it believes possess the strongest credit attributes with the symbols Aa1, A1, Baa1, Ba1 and B1.

Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

Municipal Short-Term Loan Ratings

Issues or the features associated with MIG, VMIG or SQ ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SQ: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Corporate Short-Term Debt Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

================================================================================
 STANDARD & POOR'S
================================================================================

================================================================================
 CORPORATE AND MUNICIPAL DEBT RATINGS
================================================================================

Investment grade

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Note Rating Definitions

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Commercial Paper Rating Definitions

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security in as much as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

-------------------------------------------------------------------------------
MainStay Institutional Funds Inc. Prospectus                   November 21, 1997
--------------------------------------------------------------------------------

Institutional Service Class

================================================================================
Read This!
================================================================================

These Funds aren't federally insured or guaranteed by the U.S. government. Shares of these Funds are not deposits or obligations of, or guaranteed or insured by, any financial institution, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investments in the Funds are subject to investment risks, including possible loss of principal.

No guarantees. There can be no assurance that the investment objective of any Fund will be achieved. All mutual funds involve risk, including the potential to lose some or all of your original investment. Except for money market funds, the price of a mutual fund share will fluctuate, and, when sold, may be higher or lower than your original purchase price. Furthermore, although the Money Market Fund attempts to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will succeed in doing so.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

Please read this Prospectus carefully before you invest, and keep it for future reference. It includes information you should know before investing. We hope you will easily find and understand the information you need; but if you have any questions, please call 1-800-695-2126 ext. 2055, write to us at:

        MainStay Institutional Funds Inc.
        Box 461
        Parsippany, NJ 07054-0461

or visit our website at:

        http://www.mainstayfunds.com

For even more details, write to NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany, NJ 07054 or call the above number for a free copy of the Statement of Additional Information (SAI) dated November 21, 1997 (as amended from time to time). The SAI is incorporated by reference into this Prospectus and also has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

--------------------------------------------------------------------------------

MainStay Institutional Funds offers 11 no-load mutual funds with a broad range of investment choices.

================================================================================
Equity                                                                   Page
================================================================================
EAFE Index Fund .......................................................   19

Growth Equity Fund ....................................................   20

Indexed Equity Fund ...................................................   21

International Equity Fund .............................................   22

Multi-Asset Fund ......................................................   23

Value Equity Fund .....................................................   24

================================================================================
Fixed Income
================================================================================
Bond Fund .............................................................   25

Indexed Bond Fund .....................................................   26

International Bond Fund ...............................................   27

Money Market Fund .....................................................   28

Short-Term Bond Fund ..................................................   29



                                     [LOGO]

                                   MAINSTAY(R)
                                  INSTITUTIONAL
                                   FUNDS INC.

                       This page intentionally left blank.

--------------------------------------------------------------------------------
                                 What's Inside?
--------------------------------------------------------------------------------

================================================================================
 Tell Me Quickly                                                            Page
================================================================================
The Funds; The Number to Call for Help ...............................        1

A Quick Overview: Understanding MainStay Institutional Funds .........      4-5

================================================================================
 Tell Me The Key Facts
================================================================================
Analyze the Costs of Investing: Ongoing Fees .........................        6

If You Invest $1,000 You Might Pay ...................................        6

Financial Highlights .................................................    11-16

Historical Performance ...............................................    17-18

Descriptions of Each Fund ............................................    19-29

General Investment Considerations ....................................    30-31

Open an Account and Buy Shares .......................................    32-33

Know How to Sell and Exchange Shares .................................    34-35

Decide How to Receive Your Earnings ..................................       36

Understand the Tax Consequences ......................................       36

Know Who You're Investing With .......................................    37-38

Know Your Rights as a Shareholder ....................................       39

================================================================================
 Tell Me The Details
================================================================================
The Company ..........................................................       40

Other Information About the Funds ....................................       40

Description of Investments and Investment Practices ..................       43

Investment Restrictions ..............................................       47

Manager and Sub-Advisers .............................................       48

Portfolio Transactions ...............................................       49

Appendix A:  Description of Securities Ratings .......................       49

--------------------------------------------------------------------------------
                              A Quick Overview ...
--------------------------------------------------------------------------------

-----
  1
-----
================================================================================
 Set your investment priorities
================================================================================

Decide if they are:

o    protecting what you have

o    receiving income from dividends

o participating in the potential for greater investment returns o diversifying your current investment portfolio

o    a combination of any of the above

How much risk of losing money are you willing to take; how aggressive are you willing to be to make money? This two-part question may be the most difficult question in the world of investing. If you are not a professional investor, you should talk it over with your service agent or registered representative. He or she may have some ideas you hadn't considered.

--------------------------------------------------------------------------------

-----
  2
-----
================================================================================
 Study the Funds' objectives, policies and risks
================================================================================

Focus on the Funds that seem to be seeking your objectives. Read about the people who manage each Fund. Understand the types of securities in which each Fund invests and the risks associated with those investments.

If you have a registered representative or service agent, discuss the Funds with him or her or call 1-(800) 695-2126 ext. 2055.

For key facts about, and risks associated with, the Funds, see pgs. 19-29.

(For more detailed information, see "Tell Me The Details" in this Prospectus and the Statement of Additional Information (SAI).)

--------------------------------------------------------------------------------

-----
  3
-----
================================================================================
 Evaluate each Fund's track record,
 fees and expenses
================================================================================

Turn to pgs. 11-16 for Financial Highlights. Read down the columns (by year) and find, in particular, the beginning and ending share prices, the amount of income produced, and the "total investment return" figures, to see how each Fund has done in the past.

Don't just look at recent performance, which may or may not be repeated. Read the "total investment return" for each year to look for a performance pattern. Remember, though, no fund can ever guarantee it will continue to perform at the same levels. Understand the ongoing fees.

(See "Analyze the Costs of Investing: Ongoing Fees"; "If you invest $1000 You Might Pay ..."; and the Examples beginning on pg. 7 for your Fund's ongoing fees and the impact of those costs on a $1,000 investment.)

--------------------------------------------------------------------------------

-----
  7
-----
================================================================================
 Ongoing fees
================================================================================

Every mutual fund pays fees for services. These may include distribution, marketing, investment management and shareholder services. Fees are generally charged on a regular schedule. You're not charged directly; the Fund pays the fees to the firms who provide the services and then deducts the amounts from the Fund's assets. This, consequently, reduces the NAV of your shares.

(To learn more, see pg. 48, "Manager and Sub-Advisers.")

--------------------------------------------------------------------------------

-----
  8
-----
================================================================================
 Earn dividends and capital gains
================================================================================

Your Fund may earn money through interest payments, dividend payments or through capital appreciation of the securities it owns. The Fund periodically distributes these earnings to you based on the number of shares you own. For tax qualified plans, distributions are reinvested in additional shares. You should check how often a Fund makes distributions, especially if current income is important to you.

You may elect to have earnings sent to you or have them automatically reinvested in more shares.

(To learn more, see pg. 36, "Decide How To Receive Your Earnings.")

--------------------------------------------------------------------------------

-----
  9
-----
================================================================================
 Exchange shares/Redeem shares
================================================================================

You generally may redeem your shares on any business day, or transfer them to another Fund by exchanging shares. The Fund will redeem shares at the current net asset value and send you a check, or, if you wish, exchange shares of one Fund for shares of another. An exchange is considered a sale of shares of one Fund and a purchase of another and may have tax consequences. You can only exchange shares of the same class. Participation in a systematic withdrawal and exchange plan may be available for Group IRA or Group Account investors.

(To learn more, see pgs. 34-35, "Know How to Sell and Exchange Shares.")

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  ...Understanding MainStay Institutional Funds
--------------------------------------------------------------------------------

-----
  4
-----
================================================================================
 Decide how much to invest
 in each Fund
================================================================================

You may split your investment among as many MainStay Institutional Funds as you desire. If you are an institutional investor, your initial investment must be at least $250,000 over the first 13 months; if investing through a Group IRA, you must invest at least $3,500 to start; if investing through a Group Account, you must invest at least $25,000 to start. There are also minimum requirements for subsequent investments.

(See pgs. 32-33, "Open an Account and Buy Shares," for the amounts.)

--------------------------------------------------------------------------------

-----
  5
-----
================================================================================
 Open an account/Buy shares
================================================================================

To open an account, fill out an application and place the order directly or through your registered representative or service agent.

Make sure you provide complete information, including who will own the account, and especially your Social Security number or Taxpayer ID. If you're participating through an employer sponsored plan, your employer will complete the application.

This is also the time to decide how to make other choices that will affect how you manage your investments including how to receive earnings.

(For more on opening an account see pgs. 32-33, "Open an Account and Buy
Shares.")

--------------------------------------------------------------------------------

-----
  6
-----
================================================================================
 See how many shares your
 money will buy
================================================================================

You can calculate the number of shares of a Fund your money buys by dividing the amount of your investment by the price of one share ("net asset value" or "NAV") of the Fund.

Each Fund's net asset value is calculated at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time each business day (noon for the Money Market Fund). The number of shares you receive is based on the NAV next calculated after your order is received. You'll receive written confirmation of your purchase.

(To learn more, see pgs. 32-33, "Open an Account and Buy Shares.")

--------------------------------------------------------------------------------

-----
 10
-----
================================================================================
 Manage your taxes/
 Align your goals
================================================================================

If you've made a profit on your investment either through dividends, distributions or capital gains, you may have to pay taxes at tax time. Generally, taxes are deferred if you're investing through a "tax-exempt" plan, such as a 401(k) or IRA. Distributions from tax-exempt plans may be taxable. Consult your tax adviser.

Be aware that your Fund may earn 1997 income that will be paid to you in January 1998, but will apply to your 1997 tax return.

(See pg. 36, "Understand the Tax Consequences," for an explanation.)

--------------------------------------------------------------------------------

-----
  11
-----
================================================================================
 Know your rights/
 Stay informed
================================================================================

Most of all, you have the right to ask questions--and have them answered intelligently. You may call your registered representative or service agent, or call us directly at 1-800-695-2126 ext. 2055. If investing through a Group Plan, call us at 1-800-695-4451.

(See pg. 39, "Know Your Rights as a Shareholder," to learn more.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Tell Me The Key Facts
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Analyze the Costs of Investing: Ongoing Fees
--------------------------------------------------------------------------------

To help you understand the costs of investing in a MainStay Institutional Fund, we've provided expense information based on expenses paid by the Institutional Service Class of each Fund for the most recent fiscal year. Because some expenses are based on the value of the Fund's assets, which fluctuates daily, you should only use these figures as estimates of what you might actually pay.

Ongoing fees

Each Fund pays ongoing operating fees to the manager, custodian, shareholder service agents and other professionals who provide services to the Fund. These fees are billed to the Fund and are then factored into the share price. They're not billed to you separately; but they do reduce the value of each share you own. (See pg. 48, "Manager and Sub-Advisers," for further details.)

Expenses have been capped

The Funds' manager has voluntarily agreed to limit total expenses on all Funds (except the Growth Equity Fund, Multi-Asset Fund, and Value Equity Fund). (See pg. 49, "Voluntary Expense Limitation," for full details.) Where these limits apply, they have the effect of lowering a Fund's total operating expenses and increasing its earnings.

The manager may end or revise the voluntary expense limitations at any time after December 31, 1997 (after December 31, 1998 for the Indexed Equity Fund). If this occurs, the Funds' expenses may increase and their earnings may be reduced, depending on each Fund's total assets. (See pg. 49, "Voluntary Expense Limitation," for more on the limitation for each Fund.)

The No-Fee IRA feature

All custodial fees will be waived under the No-Fee IRA feature for Group IRAs if your total account balance (for all Funds) on December 31 is $50,000 or more. If, however, your total balance is less than $50,000, the fee will still be waived for any Fund in which you have a balance of $5,000 or more. (The No-Fee IRA may be eliminated at any time without notice.)

Service agents

You may buy shares of a Fund through a service agent: broker-dealers, financial institutions or others having a shareholder servicing relationship with the Funds on your behalf. Service agents may impose other conditions on buying and selling shares. They may also charge you additional fees. They are responsible for giving you a schedule of fees and information about any conditions they've added. Ask your service agent, if you have one, about these fees and conditions.

--------------------------------------------------------------------------------

Why read about costs?

Costs are important since they may lower your earnings. For example, a Fund with higher costs must perform better just to equal the return of a Fund with lower costs. All things being equal, therefore, a lower-cost Fund will begin with an advantage. Lower fees alone, however, will not guarantee better total return performance.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      If You Invest $1,000 You Might Pay...
--------------------------------------------------------------------------------

The "Examples" on the following pages are provided to help you understand the various costs and expenses that an investor in the Institutional Service Class of each Fund will bear directly or indirectly.

The examples on pgs. 7-10 are based on a hypothetical 5% annual return on an investment of $1,000, redemption at the end of each period and reinvestment of all your dividends and distributions. Each pie chart illustrates the expenses that would be paid by a shareholder for shares held for a period of five years with the same assumptions.

The actual return on your investment, of course, may be more or less than 5%; and the actual expenses may also be more or less than those shown depending on a variety of factors, including the performance of the Fund. The figures in the following charts, therefore, do not necessarily represent how your investment will perform, nor do they show how the Funds have actually performed in the past. They are strictly hypothetical examples.

================================================================================
--------------------------------------------------------------------------------
[ARROW] Take note:
--------------------------------------------------------------------------------
We have also assumed that total Fund operating expenses remain the same each year, and that the 1997 voluntary expense limitation would apply for all periods. Without the limitation, your expenses would generally be higher. The Funds' manager may end or revise these limitations at any time after December 31, 1997 (December 31, 1998 for the Indexed Equity Fund).

================================================================================

------------------------------------------------------------------------------------------------------------------------------------

Operating Expenses                                                                                   Examples
------------------------------------------------------------------------------------------------------------------------------------


====================================================================================================================================

 EAFE INDEX FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                      $ 12
                                                                                     After 3 years                     $ 38
                                                                                     After 5 years                     $ 66(a)
 Annual Fund Operating Expenses                                                      After 10 years                    $145
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:

   Management Fees
      (reflecting expense limitations)            .66%+                        [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                  PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .28                                $34.50 management fees
                                                 ----                                 12.50 shareholder service fee
   Total Other Expenses                           .53                                  8.50 other
                                                 ----                                ---------------------------
 Total Fund Operating Expenses*                  1.19%                               $66.00 total fund operating
                                                 ====                                       expenses

====================================================================================================================================

 GROWTH EQUITY FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                      $ 12
                                                                                     After 3 years                     $ 37
                                                                                     After 5 years                     $ 65
 Annual Fund Operating Expenses                                                      After 10 years                    $143
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:


   Management Fees                                .85%+                        [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                  PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .07                                $44.00 management fees
                                                  ---                                 12.50 shareholder service fee
   Total Other Expenses                           .32                                  8.50 other
                                                  ---                                ---------------------------
 Total Fund Operating Expenses                   1.17%                               $65.00 total fund operating
                                                 ====                                       expenses

====================================================================================================================================

 INDEXED EQUITY FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                       $ 6
                                                                                     After 3 years                      $18
                                                                                     After 5 years                      $31(a)
 Annual Fund Operating Expenses                                                      After 10 years                     $69
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:

   Management Fees
      (reflecting expense limitations)            .21%+                        [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                  PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .09                                $12.00 management fees
                                                  ---                                 12.50 shareholder service fee
   Total Other Expenses                           .34                                  6.50 other
                                                  ---                                ---------------------------
 Total Fund Operating Expenses*                   .55%                               $31.00 total fund operating
                                                  ===                                       expenses


------------------------------------------------------------------------------------------------------------------------------------

Operating Expenses                                                                                    Examples
------------------------------------------------------------------------------------------------------------------------------------


====================================================================================================================================

 INTERNATIONAL EQUITY FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                      $ 13
                                                                                     After 3 years                     $ 40
                                                                                     After 5 years                     $ 69(a)
 Annual Fund Operating Expenses                                                      After 10 years                    $152
 (as a percentage of average daily net assets)
                                                                  If you invest $1,000 today, 5 years from now you would have paid:
   Management Fees
      (reflecting expense limitations)            .78%+                       [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                 PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .22                               $40.50 management fees
                                                 ----                                12.50 shareholder service fee
   Total Other Expenses                           .47                                16.00 other
                                                 ----                               ---------------------------
 Total Fund Operating Expenses*                  1.25%                              $69.00 total fund operating
                                                 ====                                      expenses
====================================================================================================================================

 MULTI-ASSET FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                      $ 10
                                                                                     After 3 years                     $ 32
                                                                                     After 5 years                     $ 55
 Annual Fund Operating Expenses                                                      After 10 years                    $123
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:


   Management Fees                                .65%+                        [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                  PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .10                                $34.00 management fees
                                                 ----                                 12.50 shareholder service fee
   Total Other Expenses                           .35                                  8.50 other
                                                 ----                                ---------------------------
 Total Fund Operating Expenses                   1.00%                               $55.00 total fund operating
                                                 ====                                       expenses
====================================================================================================================================

 VALUE EQUITY FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                      $ 12
                                                                                     After 3 years                     $ 37
                                                                                     After 5 years                     $ 65
 Annual Fund Operating Expenses                                                      After 10 years                    $143
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:


   Management Fees                                .85%+                        [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                  PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .07                                $44.00 management fees
                                                 ----                                 12.50 shareholder service fee
   Total Other Expenses                           .32                                  8.50 other
                                                 ----                                ---------------------------
 Total Fund Operating Expenses                   1.17%                               $65.00 total fund operating
                                                 ====                                       expenses


------------------------------------------------------------------------------------------------------------------------------------

Operating Expenses                                                                                     Examples
------------------------------------------------------------------------------------------------------------------------------------


====================================================================================================================================

 BOND FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                      $ 10
                                                                                     After 3 years                     $ 32
                                                                                     After 5 years                     $ 55(a)
 Annual Fund Operating Expenses                                                      After 10 years                    $123
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:

   Management Fees
      (reflecting expense limitations)            .64%+                        [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                  PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .11                                $32.50 management fees
                                                 ----                                 12.50 shareholder service fee
   Total Other Expenses                           .36                                 10.00 other
                                                 ----                                ---------------------------
 Total Fund Operating Expenses*                  1.00%                               $55.00 total fund operating
                                                 ====                                       expenses
====================================================================================================================================

 INDEXED BOND FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                      $ 8
                                                                                     After 3 years                     $24
                                                                                     After 5 years                     $42(a)
 Annual Fund Operating Expenses                                                      After 10 years                    $93
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:

   Management Fees
      (reflecting expense limitations)            .35%+                       [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                 PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .15                               $19.00 management fees
                                                  ---                                12.50 shareholder service fee
   Total Other Expenses                           .40                                10.50 other
                                                  ---                               ---------------------------
 Total Fund Operating Expenses*                   .75%                              $42.00 total fund operating
                                                  ===                                      expenses
====================================================================================================================================

 INTERNATIONAL BOND FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                      $ 12
                                                                                     After 3 years                     $ 38
                                                                                     After 5 years                     $ 66(a)
 Annual Fund Operating Expenses                                                      After 10 years                    $146
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:

   Management Fees
      (reflecting expense limitations)            .67%+                       [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                 PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .28                               $34.00 management fees
                                                 ----                                12.50 shareholder service fee
   Total Other Expenses                           .53                                19.50 other
                                                 ----                               ---------------------------
 Total Fund Operating Expenses*                  1.20%                              $66.00 total fund operating
                                                 ====                                      expenses


------------------------------------------------------------------------------------------------------------------------------------

 Operating Expenses                                                                                  Examples
------------------------------------------------------------------------------------------------------------------------------------


====================================================================================================================================

 MONEY MARKET FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                      $ 8
                                                                                     After 3 years                     $24
                                                                                     After 5 years                     $42(a)
 Annual Fund Operating Expenses                                                      After 10 years                    $93
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:

   Management Fees
      (reflecting expense limitations)            .33%+                        [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                  PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .17                                $18.00 management fees
                                                  ---                                 12.50 shareholder service fee
   Total Other Expenses                           .42                                 11.50 other
                                                  ---                                ---------------------------
 Total Fund Operating Expenses*                   .75%                               $42.00 total fund operating
                                                  ===                                       expenses

====================================================================================================================================

 SHORT-TERM BOND FUND
====================================================================================================================================

 Shareholder Transaction Expenses                None                                After 1 year                      $  9
                                                                                     After 3 years                     $ 27
                                                                                     After 5 years                     $ 47(a)
 Annual Fund Operating Expenses                                                      After 10 years                    $105
 (as a percentage of average daily net assets)
                                                                   If you invest $1,000 today, 5 years from now you would have paid:

   Management Fees
      (reflecting expense limitations)            .41%+                        [THE FOLLOWING TABLE WAS REPRESENTED BY A
   Other Expenses                                                                  PIE CHART IN THE PRINTED MATERIAL]
      Shareholder Service Fees                    .25
      Other                                       .19                                $21.00 management fees
                                                  ---                                 12.50 shareholder service fee
   Total Other Expenses                           .44                                 13.50 other
                                                  ---                                ---------------------------
 Total Fund Operating Expenses*                   .85%                               $47.00 total fund operating
                                                  ===                                       expenses

* MainStay Management, Inc., as the Funds' manager, has voluntarily agreed for the remainder of 1997 to waive a portion of the fees otherwise payable to it under the terms of the Funds' Management Agreements (up to the amount of such fees) to the extent necessary to limit the total operating expenses for the Institutional Service Class of the Funds, other than the Growth Equity Fund, Multi-Asset Fund and Value Equity Fund, to the amounts shown above. These expenses are described under "Tell Me The Details--Manager and Sub-Adviser." Absent voluntary expense limitations, estimated total Fund operating expenses for the Institutional Service Class would have been as follows: EAFE Index Fund--1.48%; International Equity Fund--1.32%; Bond Fund--1.11%; Indexed Bond Fund--.90%; International Bond Fund--1.33%; Money Market Fund--.92%; and Short-Term Bond Fund--1.04%. Absent voluntary expense limitations, Fund management fees would have been as follows: EAFE Index Fund--.95%; International Equity Fund--.85%; Bond Fund--.75%; Indexed Bond Fund--.50%; International Bond Fund--.80%; Money Market Fund--.50%; and Short-Term Bond Fund--.60%. With respect to the Indexed Equity Fund, MainStay Management, Inc. has voluntarily agreed for the remainder of 1997 and 1998 to waive a portion of the fees otherwise payable to it under the Fund's Management Agreement (up to the amount of such fees) to the extent necessary to limit the total operating expenses for the Institutional Service Class of the Indexed Equity Fund to .55%. These expenses are described under "Tell Me the Details--Manager and Sub-Advisers." Absent these voluntary expense limitations, total operating expenses for the Institutional Service Class of the Indexed Equity Fund would have been .84%; management fees for the Indexed Equity Fund would have been .50%.

(a) If the voluntary expense limitations were not applied, the expenses for each period would generally be higher. For example, the expenses for the five-year period would be as follows: EAFE Index Fund--$81; Indexed Equity Fund--$47; International Equity Fund--$73; Bond Fund--$61; Indexed Bond Fund--$50; International Bond Fund--$73; Money Market Fund--$51; and Short-Term Bond Fund--$58.

+ Includes investment advisory and administrative fees for the fiscal year ended December 31, 1996. Prior to November 17, 1997, the Funds paid separate fees for investment advisory and administrative services.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

Here are the financial highlights for the Institutional Service Class of shares of each of the eleven MainStay Institutional Funds. The Institutional Service Class was not offered before January 1, 1995.

The information for each of the two years in the period ended December 31, 1996 has been audited by Price Waterhouse LLP, independent accountants to the Funds. The information for the six months ended June 30, 1997 has not been audited. You should read the related financial statements and notes and, in the case of the Annual Report, the unqualified report on the financial statements of each Fund contained in the Company's 1996 Annual Report and June 30, 1997 Semi-Annual Report, which are incorporated by reference in the SAI.

Additional performance information is included in the Funds' Annual and Semi-Annual Reports to Shareholders.

For a free copy of the SAI or the Annual Report or the Semi-Annual Report, call us at 1-800-695-2126 ext. 2055 or write to: NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany, NJ 07054.

EAFE INDEX FUND

                                                                                                                Year Ended
                                                                                         Six Months            December 31
                                                                                            Ended        -------------------------
                                                                                       June 30, 1997*      1996            1995
                                                                                       --------------    ---------       ---------
Net asset value at beginning of period ...............................................      $13.97          $13.51          $12.63
                                                                                            ------          ------          ------
Net investment income ................................................................        0.09            0.12            0.14
Net realized and unrealized gain (loss) on investments ...............................        1.42            0.73            1.05
Net realized and unrealized gain (loss) on foreign currency transactions .............       (0.00)(a)       (0.00)(a)       (0.10)
                                                                                            ------          ------          ------
Total from investment operations .....................................................        1.51            0.85            1.09
                                                                                            ------          ------          ------
Less dividends and distributions:
From net investment income ...........................................................          --           (0.12)          (0.04)
From net realized gain on investments and foreign currency transactions ..............          --           (0.25)          (0.14)
In excess of net investment income ...................................................          --           (0.02)          (0.03)
                                                                                            ------          ------          ------
Total dividends and distributions ....................................................          --           (0.39)          (0.21)
                                                                                            ------          ------          ------
Net asset value at end of period .....................................................      $15.48          $13.97          $13.51
                                                                                            ======          ======          ======
Total investment return(c) ...........................................................       10.81%           6.37%           8.63%
Ratios (to average net assets)/Supplemental Data:
   Net investment income .............................................................        1.30%+          0.86%           0.76%
   Net expenses ......................................................................        1.19%+          1.19%           1.28%
   Expenses (before reimbursement) ...................................................        1.46%+          1.48%           1.49%
Portfolio turnover rate ..............................................................           1%              4%              6%
Average commission rate paid .........................................................     $0.0062         $0.0097              (b)
Net assets at end of period (in 000's) ...............................................        $465            $396            $257

----------
 *   Unaudited

 +   Annualized

(a)  Less than one cent per share.

(b) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(c)  Total return is not annualized.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

GROWTH EQUITY FUND

                                                                                                            Year Ended
                                                                              Six Months                    December 31
                                                                                Ended                ---------------------------
                                                                            June 30, 1997*            1996                 1995
                                                                            --------------           ------               ------
Net asset value at beginning of period .............................             $21.88              $18.80               $13.68
                                                                                 ------              ------               ------
Net investment income (loss) .......................................              (0.06)              (0.11)               (0.01)
Net realized and unrealized gain (loss) on investments .............               2.93                4.12                 5.14
                                                                                 ------              ------               ------
Total from investment operations ...................................               2.87                4.01                 5.13
                                                                                 ------              ------               ------
Less dividends and distributions:
From net investment income .........................................                 --                  --                (0.01)
From net realized gain on investments ..............................                 --               (0.93)                  --
In excess of net investment income .................................                 --                  --                (0.00)(a)

In excess of net realized gain on investments ......................                 --                  --                (0.00)(a)

                                                                                 ------              ------               ------
Total dividends and distributions ..................................                 --               (0.93)               (0.01)
                                                                                 ------              ------               ------
Net asset value at end of period ...................................             $24.75              $21.88               $18.80
                                                                                 ======              ======               ======
Total investment return(c) .........................................              13.12%              21.29%               37.50%
Ratios (to average net assets)/Supplemental Data:
   Net investment income (loss) ....................................              (0.51%)+            (0.52%)              (0.13%)
   Net expenses ....................................................               1.17%+              1.17%                1.18%
   Expenses (before reimbursement) .................................               1.17%+              1.17%                1.18%
Portfolio turnover rate ............................................                 15%                 22%                  33%
Average commission rate paid .......................................            $0.0592             $0.0604                   (b)
Net assets at end of period (in 000's) .............................             $8,935              $6,842               $2,729

----------
 *   Unaudited

 +   Annualized

(a)  Less than one cent per share.

(b) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(c)  Total return is not annualized.


INDEXED EQUITY FUND

                                                                                                             Year Ended
                                                                             Six Months                      December 31
                                                                               Ended                  ----------------------------
                                                                           June 30, 1997*              1996                  1995
                                                                           --------------             ------                ------
Net asset value at beginning of period .............................           $21.01                 $17.81                $13.53
                                                                               ------                 ------                ------
Net investment income ..............................................             0.13                   0.31                  0.33
Net realized and unrealized gain (loss) on investments .............             4.14                   3.66                  4.64
                                                                               ------                 ------                ------
Total from investment operations ...................................             4.27                   3.97                  4.97
                                                                               ------                 ------                ------
Less dividends and distributions:
From net investment income .........................................               --                  (0.31)                (0.33)
From net realized gain on investments ..............................               --                  (0.46)                (0.36)
In excess of net realized gain on investments ......................               --                     --                    --
                                                                               ------                 ------                ------
Total dividends and distributions ..................................               --                  (0.77)                (0.69)
                                                                               ------                 ------                ------
Net asset value at end of period ...................................           $25.28                 $21.01                $17.81
                                                                               ======                 ======                ======
Total investment return(b) .........................................            20.32%                 22.21%                36.70%
Ratios (to average net assets)/Supplemental Data:
   Net investment income ...........................................             1.44%+                 1.71%                 1.96%
   Net expenses ....................................................             0.55%+                 0.69%                 0.75%
   Expenses (before reimbursement) .................................             0.81%+                 0.84%                 0.84%
Portfolio turnover rate ............................................                2%                     8%                    4%
Average commission rate paid .......................................          $0.0499                $0.0498                    (a)
Net assets at end of period (in 000's) .............................          $10,228                 $5,865                  $969

----------
 *   Unaudited

 +   Annualized

(a) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(b)  Total return is not annualized.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

                                                                                                              Year Ended
                                                                                    Six Months                December 31
                                                                                      Ended             -----------------------
                                                                                  June 30, 1997*         1996             1995
                                                                                  --------------        ------           ------
Net asset value at beginning of period .........................................       $10.58           $10.33           $10.00
                                                                                       ------           ------           ------
Net investment income ..........................................................         0.08             0.62             0.35
Net realized and unrealized gain on investments ................................         0.85             0.09             0.16
Net realized and unrealized gain on foreign currency transactions ..............         0.34             0.48             0.17
                                                                                       ------           ------           ------
Total from investment operations ...............................................         1.27             1.19             0.68
                                                                                       ------           ------           ------
Less dividends and distributions:
From net investment income .....................................................           --            (0.82)           (0.09)
From net realized gain on investments and foreign currency transactions ........           --            (0.12)           (0.26)
In excess of net investment income .............................................           --               --            (0.00)(a)
                                                                                       ------           ------           ------
Total dividends and distributions ..............................................           --            (0.94)           (0.35)
                                                                                       ------           ------           ------
Net asset value at end of period ...............................................       $11.85           $10.58           $10.33
                                                                                       ======           ======           ======
Total investment return(c) .....................................................        12.00%           11.59%            6.86%
Ratios (to average net assets)/Supplemental Data:
   Net investment income .......................................................         1.37%+           0.58%            0.80%
   Net expenses ................................................................         1.25%+           1.25%            1.25%
   Expenses (before reimbursement) .............................................         1.28%+           1.32%            1.32%
Portfolio turnover rate ........................................................           15%              23%              26%
Average commission rate paid ...................................................      $0.0340          $0.0349               (b)
Net assets at end of period (in 000's) .........................................         $791             $725             $213

----------
 *   Unaudited

 +   Annualized

(a)  Less than one cent per share.

(b) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(c)  Total return is not annualized.


MULTI-ASSET FUND

                                                                                                                Year Ended
                                                                                Six Months                    December 31
                                                                                 Ended                ---------------------------
                                                                              June 30, 1997*           1996                 1995
                                                                              --------------          ------               ------
Net asset value at beginning of period ....................................        $13.19             $11.79               $10.67
                                                                                   ------             ------               ------
Net investment income .....................................................          0.15               0.34                 0.47
Net realized and unrealized gain (loss) on investments ....................          2.04               1.53                 2.39
Net realized and unrealized loss on foreign currency transactions .........            --              (0.00)(a)            (0.01)
                                                                                   ------             ------               ------
Total from investment operations ..........................................          2.19               1.87                 2.85
                                                                                   ------             ------               ------
Less dividends and distributions:
From net investment income ................................................            --              (0.34)               (0.47)
From net realized gain on investments .....................................            --              (0.13)               (1.18)
In excess of net realized gain on investments .............................            --                 --                (0.08)
                                                                                   ------             ------               ------
Total dividends and distributions .........................................            --              (0.47)               (1.73)
                                                                                   ------             ------               ------
Net asset value at end of period ..........................................        $15.38             $13.19               $11.79
                                                                                   ======             ======               ======
Total investment return(c) ................................................         16.60%             15.89%               26.70%
Ratios (to average net assets)/Supplemental Data:
   Net investment income ..................................................          2.44%+             2.74%                3.78%
   Net expenses ...........................................................          1.00%+             0.95%                0.95%
   Expenses (before reimbursement) ........................................          1.00%+             1.00%                1.02%
Portfolio turnover rate ...................................................             1%               103%                 261%
Average commission rate paid ..............................................       $0.0497            $0.0498                   (b)
Net assets at end of period (in 000's) ....................................        $6,872             $5,508               $3,536

----------
 *   Unaudited

 +   Annualized

(a)  Less than one cent per share.

(b) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(c)  Total return is not annualized.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

VALUE EQUITY FUND

                                                                                                              Year Ended
                                                                              Six Months                     December 31
                                                                                Ended                 ---------------------------
                                                                            June 30, 1997*             1996                 1995
                                                                            --------------            ------               ------
Net asset value at beginning of period ..............................            $15.85               $14.43               $11.58
                                                                                 ------               ------               ------
Net investment income ...............................................              0.09                 0.23                 0.20
Net realized and unrealized gain (loss) on investments ..............              1.64                 2.96                 3.20
                                                                                 ------               ------               ------
Total from investment operations ....................................              1.73                 3.19                 3.40
                                                                                 ------               ------               ------
Less dividends and distributions:
From net investment income ..........................................                --                (0.23)               (0.20)
From net realized gain on investments ...............................                --                (1.54)               (0.35)
                                                                                 ------               ------               ------
Total dividends and distributions ...................................                --                (1.77)               (0.55)
                                                                                 ------               ------               ------
Net asset value at end of period ....................................            $17.58               $15.85               $14.43
                                                                                 ======               ======               ======
Total investment return(b) ..........................................             10.91%               22.10%               29.32%
Ratios (to average net assets)/Supplemental Data:
   Net investment income ............................................              1.07%+               1.45%                1.39%
   Net expenses .....................................................              1.16%+               1.17%                1.18%
   Expenses (before reimbursement) ..................................              1.16%+               1.17%                1.18%
Portfolio turnover rate .............................................                39%                  50%                  51%
Average commission rate paid ........................................           $0.0593              $0.0594                   (a)
Net assets at end of period (in 000's) ..............................           $17,372              $14,752               $3,213

----------
 *   Unaudited

 +   Annualized

(a) Disclosure of amount required for fiscal years beginning on or after September 1, 1995.

(b)  Total return is not annualized.


BOND FUND

                                                                                                                Year Ended
                                                                                   Six Months                    December 31
                                                                                     Ended                --------------------------

                                                                                 June 30, 1997*           1996                 1995
                                                                                 --------------           -----               -----
Net asset value at beginning of period ..................................            $9.49                $9.83               $8.93
                                                                                     -----                -----               -----
Net investment income ...................................................             0.28                 0.60                0.67
Net realized and unrealized gain (loss) on investments ..................            (0.03)               (0.34)               0.90
                                                                                     -----                -----               -----
Total from investment operations ........................................             0.25                 0.26                1.57
                                                                                     -----                -----               -----
Less dividends and distributions:
From net investment income ..............................................               --                (0.60)              (0.67)

From net realized gain on investments ...................................               --                   --                  --
In excess of net realized gain on investments ...........................               --                   --                  --
                                                                                     -----                -----               -----
Total dividends and distributions .......................................               --                (0.60)              (0.67)

                                                                                     -----                -----               -----
Net asset value at end of period ........................................            $9.74                $9.49               $9.83
                                                                                     =====                =====               =====
Total investment return(a) ..............................................             2.63%                2.62%              17.55%

Ratios (to average net assets)/Supplemental Data:
   Net investment income ................................................             6.09%+               5.85%               6.37%

   Net expenses .........................................................             1.00%+               1.00%               1.00%

   Expenses (before reimbursement) ......................................             1.10%+               1.11%               1.11%

Portfolio turnover rate .................................................              146%                 398%                470%

Net assets at end of period (in 000's) ..................................           $1,456               $1,597                $749

----------
 *   Unaudited

 +   Annualized

(a)  Total return is not annualized.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

INDEXED BOND FUND

                                                                                                                Year Ended
                                                                                 Six Months                     December 31
                                                                                   Ended                 --------------------------
                                                                              June 30, 1997*              1996                1995
                                                                              --------------             ------              ------
Net asset value at beginning of period ..................................           $10.52               $10.99              $10.06
                                                                                    ------               ------              ------
Net investment income ...................................................             0.34                 0.74                0.81
Net realized and unrealized gain (loss) on investments ..................            (0.06)               (0.48)               1.00
                                                                                    ------               ------              ------
Total from investment operations ........................................             0.28                 0.26                1.81
                                                                                    ------               ------              ------
Less dividends and distributions:
From net investment income ..............................................               --                (0.73)              (0.81)

From net realized gain on investments ...................................               --                   --               (0.07)

In excess of net realized gain on investments ...........................               --                   --                  --
                                                                                    ------               ------              ------
Total dividends and distributions .......................................               --                (0.73)              (0.88)

                                                                                    ------               ------              ------
Net asset value at end of period ........................................           $10.80               $10.52              $10.99
                                                                                    ======               ======              ======
Total investment return(a) ..............................................             2.66%                2.34%              17.97%

Ratios (to average net assets)/Supplemental Data:
   Net investment income ................................................             5.98%+               5.96%               6.13%

   Net expenses .........................................................             0.75%+               0.75%               0.75%

   Expenses (before reimbursement) ......................................             0.91%+               0.90%               0.88%

Portfolio turnover rate .................................................               12%                 312%                284%

Net assets at end of period (in 000's) ..................................           $2,910               $2,764                $471

----------
*    Unaudited

+    Annualized

(a)  Total return is not annualized.


INTERNATIONAL BOND FUND

                                                                                                                   Year Ended
                                                                                             Six Months            December 31
                                                                                                Ended          --------------------
                                                                                           June 30, 1997*       1996          1995
                                                                                           --------------      ------        ------
Net asset value at beginning of period ...................................................      $11.07         $11.14        $10.00
                                                                                                ------         ------        ------
Net investment income ....................................................................        0.30           1.19          0.70
Net realized and unrealized gain on investments ..........................................       (0.57)          0.11          1.10
Net realized and unrealized gain on foreign currency transactions ........................        0.33           0.26          0.02
                                                                                                ------         ------        ------
Total from investment operations .........................................................        0.06           1.56          1.82
                                                                                                ------         ------        ------
Less dividends and distributions:
From net investment income and net realized gain on foreign currency transactions ........          --          (1.35)        (0.55)

From net realized gain on investments ....................................................          --          (0.28)        (0.13)

                                                                                                ------         ------        ------
Total dividends and distributions ........................................................          --          (1.63)        (0.68)

                                                                                                ------         ------        ------
Net asset value at end of period .........................................................      $11.13         $11.07        $11.14
                                                                                                ======         ======        ======
Total investment return (b) ..............................................................        0.54%         14.08%        18.26%

Ratios (to average net assets)/Supplemental Data:
   Net investment income .................................................................        5.54%+         5.77%         6.36%

   Net expenses ..........................................................................        1.20%+         1.20%         1.20%

   Expenses (before reimbursement) .......................................................        1.31%+         1.33%         1.28%

Portfolio turnover rate ..................................................................          98%            57%           92%

Net assets at end of period (in 000's) ...................................................        $260           $225            $6

----------
 *   Unaudited

 +   Annualized

(a)  Commencement of operations.

(b)  Total return is not annualized.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

MONEY MARKET FUND

                                                                                                                Year Ended
                                                                               Six Months                       December 31
                                                                                 Ended                 ----------------------------
                                                                              June 30, 1997*            1996                  1995
                                                                              --------------           -------              -------
Net asset value at beginning of period ..............................              $1.00                 $1.00                $1.00
                                                                                   -----                 -----                -----
Net investment income ...............................................               0.02                  0.05                 0.05
                                                                                   -----                 -----                -----
Less dividends from net investment income ...........................              (0.02)                (0.05)               (0.05)

                                                                                   -----                 -----                -----
Net asset value at end of period ....................................              $1.00                 $1.00                 1.00
                                                                                   =====                 =====                =====
Total investment return(a) ..........................................               2.41%                 4.85%                5.46%

Ratios (to average net assets)/Supplemental Data:
   Net investment income ............................................               4.85%+                4.75%                5.23%

   Net expenses .....................................................               0.75%+                0.75%                0.75%

   Expenses (before reimbursement) ..................................               0.87%+                0.92%                0.98%

Net assets at end of period (in 000's) ..............................            $52,648               $34,664               $2,784

----------
 *   Unaudited

 +   Annualized

(a)  Total return is not annualized.


SHORT-TERM BOND FUND

                                                                                                                Year Ended
                                                                                Six Months                      December 31
                                                                                   Ended               ----------------------------
                                                                               June 30, 1997*           1996                 1995
                                                                               --------------          -------              -------
Net asset value at beginning of period ................................             $9.46                $9.67               $9.37
                                                                                    -----                -----               -----
Net investment income .................................................              0.30                 0.64                0.64
Net realized and unrealized gain (loss) on investments ................             (0.05)               (0.21)               0.30
                                                                                    -----                -----               -----
Total from investment operations ......................................              0.25                 0.43                0.94
                                                                                    -----                -----               -----
Less dividends and distributions:
From net investment income ............................................                --                (0.64)              (0.64)
From net realized gain on investments .................................                --                   --                  --
In excess of net investment income ....................................                --                   --                  --
In excess of net realized gain on investments .........................                --                   --                  --
                                                                                    -----                -----               -----
Total dividends and distributions .....................................                --                (0.64)              (0.64)
                                                                                    -----                -----               -----
Net asset value at end of period ......................................             $9.71                $9.46               $9.67
                                                                                    =====                =====               =====
Total investment return(a) ............................................              2.64%                4.46%              10.07%
Ratios (to average net assets)/Supplemental Data:
   Net investment income ..............................................              5.99%+               5.60%               6.13%
   Net expenses .......................................................              0.85%+               0.85%               0.85%
   Expenses (before reimbursement) ....................................              1.05%+               1.04%               1.07%
Portfolio turnover rate ...............................................                77%                 195%                171%
Net assets at end of period (in 000's) ................................            $1,349               $1,316              $1,128

----------
 *   Unaudited

 +   Annualized

(a)  Total return is not annualized.

--------------------------------------------------------------------------------
                             Historical Performance
--------------------------------------------------------------------------------

EQUITY FUNDS

                                                                                Institutional Service Class(1)
                                                                Average Annual Total Returns for Periods Ended June 30, 1997(2)
                                                                ---------------------------------------------------------------
                                                                    One            Three          Five           Since
                                                                    Year           Years          Years        Inception(3)
                                                                    ----           -----          -----        ------------
  EAFE Index Fund ............................................      12.29%          7.98%         11.56%           8.55%

  Growth Equity Fund .........................................      23.77%         26.21%         20.26%          21.60%

  Indexed Equity Fund ........................................      33.96%         28.17%         19.12%          18.93%

  International Equity Fund(4) ...............................      15.49%         10.40%           N/A           11.56%

  Multi-Asset Fund ...........................................      25.15%         20.61%         14.37%          13.91%

  Value Equity Fund ..........................................      25.91%         20.77%         18.07%          20.48%

----------
(1) Performance figures of the Institutional Service Class, first offered to the public on January 1, 1995, include the historical performance of the Institutional Class from each Fund's inception (January 2, 1991) up to December 31, 1994. Performance figures for the two Classes after this date will vary based on differences in their expense structures. The Institutional Service Class has a Shareholder Services Plan and therefore incurs the related expenses of the Plan. (See "Manager and Sub-Advisers"--"Shareholder Services Plan" for more information.)

(2) Past performance is no guarantee of future results. The performance results shown above reflect performance as of June 30, 1997. Performance results change over time. For performance results as of more current dates, call 1-800-695-2126 ext. 2055.

(3) January 2, 1991 for each of the Funds other than the International Equity Fund (July 31, 1992 for the International Equity Fund's predecessor separate account ("Separate Account")).

(4) Performance figures include the historical performance of the Separate Account for the period prior to the International Equity Fund's commencement of operations on January 1, 1995. MacKay-Shields Financial Corporation, the International Equity Fund's sub-adviser, served as investment adviser to the Separate Account, and the investment objective, policies, restrictions, guidelines and management style of the Separate Account were materially equivalent to those of the International Equity Fund. Performance figures for the period prior to January 1, 1995 have been calculated by measuring the change in value of a unit of the Separate Account from the time period specified to January 1, 1995, using the Separate Account's expense structure, which generally was higher than the expense structure of the International Equity Fund. The Separate Account was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Account had been registered under the 1940 Act, the Separate Account's performance may have been adversely affected.

--------------------------------------------------------------------------------
                             Historical Performance
--------------------------------------------------------------------------------

FIXED INCOME FUNDS

                                                                                     Institutional Service Class(1)
                                                                     Average Annual Total Returns for Periods Ended June 30, 1997(2)

                                                                     ---------------------------------------------------------------

                                                                           One           Three          Five            Since
                                                                          Year           Years          Years        Inception(3)
                                                                          ----           -----          -----        ------------
Bond Fund .....................................................           7.40%           7.64%          6.47%           7.43%

Indexed Bond Fund .............................................           7.11%           7.68%          6.51%           7.62%

International Bond Fund(4) ....................................           9.39%          11.46%         10.41%          10.03%

Money Market Fund .............................................           4.87%           5.01%          4.22%           4.47%

Short-Term Bond Fund ..........................................           6.01%           5.95%          5.14%           6.13%

----------
(1) Performance figures of the Institutional Service Class, first offered to the public on January 1, 1995, include the historical performance of the Institutional Class from each Fund's inception (January 2, 1991) up to December 31, 1994. Performance figures for the two Classes after this date will vary based on differences in their expense structures. The Institutional Service Class has a Shareholder Services Plan and therefore incurs the related expenses of the Plan. (See "Manager and Sub-Advisers"--"Shareholder Services Plan" for more information.)

(2) Past performance is no guarantee of future results. The performance results shown above reflect performance as of June 30, 1997. Performance results change over time. For performance results as of more current dates, call 1-800-695-2126 ext. 2055.

(3) January 2, 1991 for each of the Funds other than the International Bond Fund (January 31, 1990 for the International Bond Fund's predecessor separate account ("Separate Account")).

(4) Performance figures include the historical performance of the Separate Account for the period prior to the International Bond Fund's commencement of operations on January 1, 1995. MacKay-Shields Financial Corporation, the International Bond Fund's sub-adviser, served as investment adviser to the Separate Account, and the investment objective, policies, restrictions, guidelines and management style of the Separate Account were materially equivalent to those of the International Bond Fund. Performance figures for the period prior to January 1, 1995 have been calculated by measuring the change in value of a unit of the Separate Account from the time period specified to January 1, 1995, using the Separate Account's expense structure, which generally was higher than the expense structure of the International Bond Fund. The Separate Account was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Account had been registered under the 1940 Act, the Separate Account's performance may have been adversely affected.

================================================================================
                                 EAFE Index Fund
                            The Fund's objective is:
================================================================================

to seek to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the Morgan Stanley Capital International Europe, Australia and Far East ("EAFE") Index.

--------------------------------------------------------------------------------

The EAFE Index is a capitalization-weighted index of approximately 1,200 equities (stocks and stock-related securities) from countries outside the United States.

Many funds generally seek to beat market averages, often with unpredictable results. Index funds, like this one, seek to match the market average represented by the index they are trying to mirror. No attempt is made to manage the Fund in the traditional sense using economic, financial or market analysis. It's expected that there will be a close correlation (about 95%) between the Fund's performance and the EAFE Index in both rising and falling markets.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JAMES A. MEHLING OF MONITOR CAPITAL ADVISORS, INC.

Mr. Mehling is President and Chief Investment Officer of Monitor Capital. He joined Monitor Capital in October 1991 after serving as director of risk management in the Investment Department of New York Life Insurance Company from 1989-1991. He has served as portfolio manager of the Fund since 1991.

================================================================================
                              The Fund invests in:
================================================================================

 ... a statistically selected sample of approximately 350 securities included in the EAFE Index.

 ... at least 80% of total assets, under normal market conditions, in stocks in the EAFE Index.

 ... the Fund may also invest in:

 ... up to 20% of total assets in stock index options, futures contracts and options on futures to maintain cash reserves while fully invested, to facilitate trading, or to reduce transaction costs.

 ... up to 10% of total assets in index and currency exchange rate swap agreements.

 ... foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts for any legally permissible purpose, including to protect against foreign currency exchange risks involving securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

The Fund will attempt to remain fully invested at all times; however, to keep money working or to keep cash available for shareholder redemptions, the Fund may invest temporarily in:

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risks? The Fund's ability to mirror the EAFE Index may be affected by, among other things, transaction costs, changes in either the makeup of the Index or number of shares outstanding for the components of the Index, and the timing and amount of contributions to and redemptions from the Fund by shareholders.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see pg. 44, "Description of Investments and Investment Practices"--"Foreign Securities.")

Some options on foreign currencies could force the sub-adviser to buy or sell foreign currencies at unfavorable exchange rates, creating losses. It is also possible that the Fund could forfeit the entire amount of the premium paid for the purchased options plus transaction costs.

A lack of market activity may keep the sub-adviser from closing out a futures contract or a futures option position when it wants to. The Fund would remain obligated to make margin deposits until it could close the position.

There are no guarantees that hedging transactions or the use of options and futures will successfully protect investments, or lead to better Fund performance. In some instances, the Fund may lose money.

--------------------------------------------------------------------------------

================================================================================
                               Growth Equity Fund
                            The Fund's objective is:
================================================================================

to seek long-term growth of capital. Dividend income, if any, is a consideration incidental to the Fund's objective of growth of capital.

--------------------------------------------------------------------------------

This Fund is not for investors who need current income but is for investors who are in a financial position to take above-average risks in search of long-term growth.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

EDMUND C. SPELMAN AND RUDOLPH C. CARRYL OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Spelman is a Director of MacKay-Shields, and specializes in equity securities. He joined MacKay-Shields in 1991 after working as a securities analyst at Oppenheimer & Co., Inc. (1984-1991), and has been a portfolio manager for the Fund since February 1991.

Mr. Carryl joined MacKay-Shields as a Director in 1992 with twelve years of investment management and research experience. Mr. Carryl was Research Director and Senior Portfolio Manager at Value Line, Inc. from 1978 to 1992. Mr. Carryl has acted as a portfolio manager of the Fund since August 1992.

================================================================================
                              The Fund invests in:
================================================================================

 ... a variety of companies and securities. The sub-adviser selects investments according to the economic environment and the attractiveness of particular markets.

 ... securities of companies with these characteristics:

o    participation in expanding markets

o    increasing return on investment

o    increasing unit sales volume, and

o revenue growth and earnings per share superior to the average of common stocks included in indices such as the S&P 500 Composite Stock Price Index.

 ... securities of companies without some or all of those characteristics, if the sub-adviser considers them to be ready for a rise in price; for example, companies expected to have accelerated growth in earnings due to special factors like new management, new products, changes in consumer demand or changes in the economy.

 ... at least 65% of its total assets, under normal market conditions, in equity securities including common stocks, nonconvertible preferred stocks, securities convertible into or exchangeable for common stocks (e.g., convertible preferred stocks and convertible debentures) and warrants. Convertible preferred stocks and debentures must be rated when purchased Baa or better by Moody's Investors Service Inc. ("Moody's") or BBB or better by Standard & Poor's ("S&P" or "Standard & Poor's"), or if unrated, considered by the sub-adviser to be of comparable quality. (See "Appendix A-- Description of Securities Ratings.")

 ... the Fund may also invest in:

 ... options on common stocks and stock indices, futures contracts and related options, stocks represented by American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), foreign equity securities, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, cash equivalents, or cash.

 ... foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to help protect against foreign currency exchange risks involving foreign securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risks? Opportunities for greater gains often come with greater risks of loss. Some of the securities held by the Fund may have high price-earnings ratios and carry an above-average risk of price deterioration.

--------------------------------------------------------------------------------

================================================================================
                               Indexed Equity Fund
                            The Fund's objective is:
================================================================================

to seek to provide investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500 Composite Stock Price Index.

--------------------------------------------------------------------------------

The S&P 500 Composite Stock Price Index ("the Index") is capitalization-weighted and includes 500 different industrial, utility, financial and transportation sector companies selected by Standard & Poor's. The Index is used as the standard for performance comparison because it represents about two-thirds of the total market value of all U.S. common stocks and is well known to investors. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

Unlike other funds which generally seek to beat market averages often with unpredictable results, index funds seek to match their respective indices. No attempt is made to manage the portfolio in the traditional sense using economic, financial and market analysis. This Fund attempts to achieve its objective by using a "full replication method" in which the Fund attempts to "mirror" the performance of the Index by investing in all 500 stocks in the same proportion as they are represented in the Index.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JAMES A. MEHLING OF MONITOR CAPITAL ADVISORS, INC.

Mr. Mehling is President and Chief Investment Officer of Monitor Capital. He joined Monitor Capital in October 1991 after serving as director of risk management in the Investment Department of New York Life Insurance Company from 1989-1991. He has served as portfolio manager of the Fund since 1991.

================================================================================
                              The Fund invests in:
================================================================================

 ... all 500 stocks, in the same proportion as they are represented in the Index, to the extent feasible.

 ... at least 80% of total assets, under normal market conditions, in stocks in the Index.

 ... the Fund may also invest in:

 ... up to 20% of total assets in options and futures contracts to maintain cash reserves while fully invested, to facilitate trading or to reduce transaction costs.

 ... up to 10% of total assets in index swap agreements. (For a description of "Swap Agreements," see pg. 46.)

The Fund will attempt to remain fully invested at all times; however, to keep money working or to keep cash available for shareholder redemptions, the Fund may invest in:

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations," for details; and pg. 43, "Description of Investments and Investment Practices.")

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risks? The Fund's ability to mirror the Index may be affected by, among other things, transaction costs, changes in either the makeup of the Index or number of shares outstanding for the components of the Index, and the timing and amount of contributions to and redemptions from the Fund by shareholders.

The values of common stocks of major U.S. corporations tend to fluctuate based on a variety of market and general economic conditions.

--------------------------------------------------------------------------------

================================================================================
                            International Equity Fund
                            The Fund's objective is:
================================================================================

to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

SHIGEMI TAKAGI OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Takagi is a Director specializing in international equities at MacKay-Shields . He joined MacKay-Shields in 1989 after working at First Boston Corp. as an international equity analyst. He has served as a portfolio manager for the Fund since its inception in January 1995.

================================================================================
                              The Fund invests in:
================================================================================

 ... at least 65% of total assets, under normal market conditions, in equity securities of foreign corporations wherever organized, which do business mainly outside the U.S.

 ... a diversified portfolio of securities, including common stocks, preferred stocks, warrants and other comparable equity securities.

 ... a variety of countries, with a minimum of 5 countries other than the U.S. This includes countries with established economies as well as emerging market countries, including those in Latin America and other newly industrialized countries, such as South Korea and Taiwan, that the Fund's sub-adviser believes present favorable opportunities.

 ... ADRs (American Depositary Receipts); EDRs (European Depositary Receipts);
    GDRs (Global Depositary Receipts); IDRs (International Depositary Receipts) or other similar securities convertible into securities of foreign issuers.

 ... to enhance returns, manage risk more efficiently and protect against price changes in securities, currency on a spot or forward basis, securities and securities index options, foreign currency options, futures contracts and related options, and may enter into swap agreements. Futures and related options may be used for any legal purpose including to reduce trading costs.

 ... the Fund may also invest in:

 ... U.S. equity securities.

 ... notes and bonds which, when purchased are rated in one of the top four categories by Moody's or Standard & Poor's. (See "Appendix A--Description of Securities Ratings.")

 ... cash, including foreign currency, or cash equivalents such as obligations of banks, commercial paper and short-term obligations of U.S. or foreign issuers.

 ... in unusual market conditions, the Fund may invest all or a portion of its assets in equity securities of U.S. issuers, investment grade notes and bonds and cash equivalents or cash.

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risks? Alone, this Fund is not a balanced investment plan. It is intended for long-term investors who seek growth over current income. It is appropriate for investors wanting investments in markets outside the U.S. who are willing to accept the risks of foreign investing. The Fund's orientation is in avoiding excessive risk, although there are risks associated with any kind of investment. Due to this philosophy, the Fund may not attain as high a level of return as more aggressively managed international funds, although there may be times when the Fund outperforms some funds in down markets.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see pg. 44, "Description of Investments and Investment Practices" -- "Foreign Securities.")

--------------------------------------------------------------------------------

================================================================================
                                Multi-Asset Fund
                            The Fund's objective is:
================================================================================

to seek to maximize total return, consistent with certain percentage constraints on amounts allocated to each asset class, from a combination of common stocks, fixed income securities, and money market investments.

--------------------------------------------------------------------------------

The Fund attempts to achieve this objective through active management and allocation of investments among three asset classes. The presence of the constraints, however, may restrict the investment adviser's ability to fully maximize total return.

The allocations of the Fund's net assets reflect the anticipated risks and returns of each asset class. Although these levels maintain the balanced nature of the overall investments, they are not intended to act as a fully balanced investment program. (For a full explanation of the investment method, see pg. 41, "Multi-Asset Fund.")

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JAMES A. MEHLING OF MONITOR CAPITAL ADVISORS, INC.

Mr. Mehling is President and Chief Investment Officer of Monitor Capital. He joined Monitor Capital in October 1991 after serving as director of risk management in the Investment Department of New York Life Insurance Company from 1989-1991. He has served as portfolio manager of the Fund since 1991.

================================================================================
                              The Fund invests in:
================================================================================

 ... three asset classes, limited by the following constraints:

 ... 30% to 80% of net assets in common stock selected to parallel the performance of the S&P 500 Composite Stock Price Index for the domestic common stock portion of the Fund.

 ... 10% to 60% of net assets in fixed income securities selected to parallel the performance of the Salomon Brothers Broad Investment Grade Bond Index (although the securities don't have to be in the Index). These debt securities may have fixed, variable, or floating rates of interest.

 ... 10% to 60% of net assets in selected money market instruments.

Within these constraints, the Fund may also invest:

 ... up to 20% of total assets in foreign securities (defined as "traded primarily in a market outside the U.S.") of developed and emerging market countries. ... up to 10% of total assets in interest rate, index, and currency exchange rate swap agreements.

 ... in futures transactions to rebalance or alter its portfolio composition and risk profile and to diversify the Fund's holdings where futures transactions are more efficient than direct investment transactions. (See pg. 46, "Risk Management Techniques.")

 ... in foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts for any legally permissible purpose, including to protect against foreign currency exchange risks involving securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

 ... in other investments suitable for most or all MainStay Institutional Funds.
    (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

At times, the actual allocation for each asset class may differ from the constraints, due to market fluctuations or cash entering or leaving the Fund. This could happen for instance, if the sub-adviser has positioned the assets close to a minimum or maximum for one or more asset classes, and the Fund's cash position changes because of investors buying or selling the Fund's shares. To correct the situation, the sub-adviser will move cash or reallocate assets within seven days.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risks? The Fund's performance depends on the sub-adviser's ability to consistently and correctly determine the relative attractiveness of the asset classes. However, prices change not only in response to economic factors but to psychological factors as well. These factors are difficult to interpret and quantify. It is therefore possible for the Fund to have a small investment in stocks during a period of rising stock prices, or a small investment in bonds during a period of rising bond prices.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see pg. 44, "Description of Investments and Investment Practices"--"Foreign Securities.")

--------------------------------------------------------------------------------

================================================================================
                                Value Equity Fund
                            The Fund's objective is:
================================================================================

to seek maximum long-term total return from a combination of capital growth and income. The Fund is not designed or managed primarily to produce current income.

--------------------------------------------------------------------------------

The Fund takes a flexible approach, emphasizing investments in common stocks which are, in the opinion of the Fund's sub-adviser, undervalued at the time of purchase. If, in the sub-adviser's opinion, a stock has reached its full value, it will usually be sold and replaced by securities considered to be undervalued.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

DENIS P. LAPLAIGE AND JEFFREY A. SIMON OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Laplaige is President, Senior Managing Director and Chief Investment Officer of MacKay-Shields. He joined the firm in 1982 as a research analyst, became a Director in 1988, Managing Director in 1991, a member of its Board of Directors in 1993, Senior Managing Director and Chief Investment Officer in 1996. Prior to that, he was a portfolio manager and research analyst with Value Line Inc. Mr. Laplaige has been a portfolio manager of the Value Equity Fund since the Fund's inception in January 1991.

Mr. Simon is a Director of MacKay-Shields and specializes in equity securities. He joined MacKay-Shields in 1993 after working as a senior equity research analyst and portfolio manager at National Securities and Research Corporation (1991-1992) and Neuberger & Berman (1987-1991).

================================================================================
                              The Fund invests in:
================================================================================

 ... at least 65% of total assets, under normal market conditions, in equity securities, including common stocks and securities that can be exchanged for or converted into common stocks (e.g., convertible preferred stocks and convertible debentures), nonconvertible preferred stocks and warrants.

 ... dividend-paying common stocks listed on a national securities exchange or traded in the over-the-counter market (although the Fund may invest in non-dividend paying stock, based on the investment adviser's judgment).

 ... the Fund may also invest in:

 ... up to 35% of total assets in options on common stocks and stock indices, stocks represented by American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs"), foreign equity securities, zero coupon bonds, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, cash equivalents or cash.

 ... convertible preferred stocks, debentures and zero coupon bonds must be, when purchased rated Baa or better by Moody's or BBB or better by Standard & Poor's; or unrated but judged by the sub-adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings.")

 ... stock index futures contracts and related options to protect against changes in stock prices.

 ... foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to help protect against foreign currency exchange risks involving foreign securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risks? The Fund's share price, like the price of other equity-oriented funds, isn't always stable. The value of the securities in the Fund--and the net asset value of the Fund--will fluctuate in the marketplace. It is possible that the sub-adviser's decisions will not produce the growth you anticipate.

--------------------------------------------------------------------------------

================================================================================
                                    Bond Fund
                            The Fund's objective is:
================================================================================

to seek to maximize total return, consistent with liquidity, low risk to principal and investment in debt securities.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

RAVI AKHOURY AND EDWARD J. MUNSHOWER OF  MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Akhoury joined MacKay-Shields as a Director in 1984, became a Managing Director in 1988, President and a member of the Board of Directors in 1989 and Chairman and CEO in 1992. Previously, he worked for four years as a fixed income manager for Fischer Francis Trees & Watts and for seven years as a fixed income manager of the Equitable Life Assurance Society. Mr. Akhoury has served as a portfolio manager of the Bond Fund and the Short-Term Bond Fund since their inception in January 1991.

Mr. Munshower is a Director of MacKay-Shields. He joined MacKay-Shields as a fixed income investment specialist in 1985 with more than five years of prior investment management and research experience, after having been an investment analyst for New York Life. Mr. Munshower has been a portfolio manager of the Bond Fund since its inception and the Short-Term Bond Fund since 1993.

================================================================================
                              The Fund invests in:
================================================================================

 ... normally at least 70% of total assets in:

o obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities;

o debt securities issued by domestic or foreign corporate entities, zero coupon bonds, and municipal bonds;

o    mortgage-related and other asset-backed securities; and

o    loan participation interests.

The effective maturity of this portion of the Fund's portfolio will usually be in the intermediate range (i.e., three to ten years), although it may vary depending on the sub-adviser's judgment of market conditions.

The Fund may use, under normal market conditions, up to 30% of its total assets to shorten or lengthen the portfolio's effective maturity. This portion of the Fund's assets may be invested in:

o    long-term U.S. Treasuries (i.e., ten to thirty years); and

o cash equivalent short-term obligations including certificates of deposit, time deposits, bankers' acceptances issued by domestic or foreign banks; certificates of deposit and time deposits issued by savings and loan associations, commercial paper, repurchase agreements and reverse repurchase agreements.

 ... at least 65% of total assets, under normal market conditions, in debt obligations as described above rated Baa or better by Moody's or BBB or better by Standard & Poor's when purchased; or, if unrated, determined by the sub-adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings.")

 ... corporate commercial paper only if rated, when purchased, Prime-1 by Moody's or A-1 by Standard & Poor's; or if unrated, determined by the sub-adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings.")

 ... up to 20% of total assets in securities denominated in foreign currencies. To the extent possible, the Fund will attempt to protect these investments against risks stemming from differences in foreign exchange rates.

 ... foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to protect against foreign exchange risks involving securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

 ... interest rate and bond index futures contracts, and options on these contracts; and options on debt securities.

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risks? Generally, when interest rates fall, the net asset value of a bond fund rises, and when rates rise, the net asset value of a bond fund generally falls.

Principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. Government, government agencies or other guarantors. But there is no guarantee that these securities won't lose value. When people prepay their mortgage loans, the Fund's return from mortgage-related securities may be reduced.

The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

--------------------------------------------------------------------------------

================================================================================
                                Indexed Bond Fund
                            The Fund's objective is:
================================================================================

to seek to provide investment results that correspond to the total return performance of fixed income securities in the aggregate, as represented by the Salomon Brothers Broad Investment Grade Bond Index (the "Index").

--------------------------------------------------------------------------------

The Fund attempts to achieve its objective by investing in a diversified portfolio of U.S. Government and corporate bonds, as well as mortgage-backed and asset-backed securities.

The Index is capitalization-weighted and contains about 5500 individually priced fixed income securities, which include "investment grade" corporate bonds including U.S. dollar-denominated securities of foreign issuers (rated BBB by Standard & Poor's or Baa by Moody's, or better), U.S. Treasury/agency issues, and mortgage pass-through (mortgage-backed) securities, and other securities. (See "Appendix A--Description of Securities Ratings" for bond ratings.)

As of March 31, 1997, the approximate weighting in the Index of these classes was as follows: U.S. Treasury and agency securities 50%, corporate debt securities 20%, mortgage-backed securities 30%.

Unlike other funds which generally seek to beat market averages often with unpredictable results, index funds seek to match their respective indices. No attempt is made to manage the portfolio in the traditional sense using economic, financial and market analysis. The Fund expects to invest in approximately 50 or more securities so that the results fall within the target tracking error of the Index. It's expected that there will be a close correlation (about 95%) between the Fund's performance and the Index in both rising and falling markets.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JAMES A. MEHLING OF MONITOR CAPITAL ADVISORS, INC.

Mr. Mehling is President and Chief Investment Officer of Monitor Captial. He joined Monitor Capital in October 1991 after serving as director of risk management in the Investment Department of New York Life Insurance Company from 1989-1991. He has served as portfolio manager of the Fund since 1991.

================================================================================
                              The Fund invests in:
================================================================================

 ... at least 80% of total assets, under normal market conditions, in fixed income securities in the Index.

 ... up to 20% of total assets in bond and interest rate index options and futures and options on these futures to maintain cash reserves while fully invested, facilitate trading, or reduce transaction costs.

The Fund will attempt to remain fully invested at all times; however, to keep money working or to keep cash available for shareholder redemptions, the Fund may invest in:

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risks? Generally, when interest rates fall, the net asset value of a bond fund rises, and when rates rise, the net asset value of a bond fund generally falls.

The Fund's ability to track the Index may be affected by, among other things, transaction costs, changes in either the composition of the Index or number of bonds outstanding for the components of the Index, and the timing and amount of contributions to and redemptions from the Fund by shareholders.

Principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. Government, government agencies or other guarantors. But there is no guarantee that these securities won't lose value. When people prepay their mortgage loans, the Fund's return from mortgage-related securities may be reduced.

--------------------------------------------------------------------------------

================================================================================
                             International Bond Fund
                            The Fund's objective is:
================================================================================

to seek to provide total return by investing primarily in a portfolio of non-U.S. (primarily government) debt securities.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

JOSEPH PORTERA OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Portera is a Director of MacKay-Shields specializing in international bonds. He returned to MacKay-Shields in December 1996 after working at Fiduciary Trust Company International as a portfolio manager in international bonds. Mr. Portera joined MacKay-Shields in 1991 and was portfolio manager of the International Bond Fund from its inception in January 1995 to August 1995. Previously, Mr. Portera was a portfolio manager specializing in international debt securities at ABN-AMRO Bank, N.V. (from 1988-1991).

================================================================================
                              The Fund invests in:
================================================================================

 ... any debt or debt-related investment, domestic or foreign, denominated in foreign or U.S. currency.

 ... at least 65% of total assets, under normal market conditions, in foreign bonds which include debt securities of foreign governments, agencies and supranational organizations denominated in foreign currencies. These could have fixed, variable, floating or inverse floating rates of interest. The Fund may also purchase debt securities of corporate issuers. Some of these securities may be privately issued and/or convertible into common stock or they may be traded together with warrants for the purchase of common stock.

 ... a variety of countries, with a minimum of 5 countries other than the U.S. This includes countries with established economies as well as emerging market countries, including those in Latin America and other newly industrialized countries, such as South Korea and Taiwan, that the sub-adviser believes present favorable opportunities.

 ... the Fund may also invest in:

 ... up to 25% of net assets in lower-rated debt securities, including short-term instruments. Lower rated securities are rated below BBB by S&P or Baa by Moody's. (See "Appendix A - Description of Securities Ratings.")

 ... to enhance returns, manage risk more efficiently and help protect against price changes in securities the Fund owns or may own, currency on a spot or forward basis, securities or securities index options, foreign currency options, futures contracts and related options on futures contracts; and may enter into swap agreements. Futures and related options may be used for any legal purpose including to reduce trading costs.

 ... other investments suitable for most or all MainStay Institutional Funds.
    (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

In unusual market conditions, the Fund may invest all or a portion of its assets in U.S. dollars or foreign currencies or in U.S.-denominated or foreign currency-denominated money market instruments of U.S. or foreign issuers.

--------------------------------------------------------------------------------

Risks? Generally, when interest rates fall, the net asset value of a bond fund rises, and when rates rise, the net asset value of a bond fund generally falls.

Alone, this Fund is not a balanced investment plan. It is intended for long-term investors. It may be appropriate for investors wanting investments in markets outside the U.S. who are willing to accept the risks of foreign investing discussed below. The orientation is in avoiding excessive risk, although there are risks associated with any kind of investment. Due to this philosophy, the Fund may not attain as high a level of return as more aggressively managed international funds, although there may be times when the Fund outperforms some funds in down markets.

Securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade" and run greater risks of price fluctuations, loss of principal and interest, default or bankruptcy by the issuer and other risks, which is why these securities are considered speculative. (See pg. 44, "High Yield Securities ("Junk Bonds")," for additional risks.)

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments, and involve additional risks. (For more on risks of investing in foreign securities, see pg. 44, "Description of Investments and Investment Practices"-- "Foreign Securities.")

This Fund is classified as a "non-diversified" investment company. It may, therefore, invest a greater portion of its assets in a single issuer than the other Funds, which are "diversified." As a result, this Fund may be more susceptible to any one economic, political or regulatory event than the other Funds. Although the Fund is characterized as a non-diversified Fund, it still must comply with the diversification requirements imposed upon a "regulated investment company" under federal tax law. (See "Tax Information" in the SAI.)

--------------------------------------------------------------------------------

================================================================================
                                Money Market Fund
                            The Fund's objective is:
================================================================================

to seek to provide a high level of current income while preserving capital and maintaining liquidity.

--------------------------------------------------------------------------------

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Although the Fund attempts to maintain a stable net asset value
(NAV) of $1 per share, there can be no assurance that it will succeed in doing so.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

DAVID CLEMENT OF NEW YORK LIFE INSURANCE COMPANY.

Mr. Clement has served as portfolio manager for the Fund since its inception in 1991, and is a member of the fixed income portfolio management team. Mr. Clement joined the Asset Management Group of New York Life in 1990.

================================================================================
                              The Fund invests in:
================================================================================

 ... high quality, short-term securities (that mature within 397 days) denominated in U.S. dollars, including obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances, commercial paper, repurchase agreements, reverse repurchase agreements, loan participation interests and corporate bonds.

 ... up to 5% of total assets in the securities of one issuer (this doesn't apply to U.S. Government securities and related repurchase agreements and securities subject to certain puts) except, up to 25% of total assets may be invested in securities of a single issuer for up to 3 days if they're rated in the highest category ("First Tier") by at least two major rating agencies.

 ... up to 1% of total assets (or $1 million, whichever is greater at the time of purchase) in securities of any one issuer rated in the top two categories by at least two major rating agencies ("Second Tier"); or, if unrated, determined to be of comparable quality by the sub-adviser.

 ... up to 5% of total assets in securities that were "Second Tier" when acquired.

 ... unrated securities determined to be of comparable quality to rated securities.

The Fund may borrow money for temporary or emergency purposes, purchase securities on a when-issued basis, and enter into firm or standby commitments to purchase securities.

This Fund generally cannot invest in securities with remaining maturities longer than 397 days (13 months). In addition, the weighted average portfolio maturity may not exceed 90 days. (See the SAI for a more detailed explanation.)

--------------------------------------------------------------------------------

Risks? Any investment the Fund makes must present minimal credit risk in the opinion of the sub-adviser. If rated, a security must be rated within the two highest rating categories for short-term debt securities by at least two major rating agencies (or by one major agency, if only that agency has rated the security or issuer).

--------------------------------------------------------------------------------

================================================================================
                              Short-Term Bond Fund
                            The Fund's objective is:
================================================================================

to seek to maximize total return, consistent with liquidity, preservation of capital and investment in short-term debt securities.

--------------------------------------------------------------------------------

WHO'S MANAGING YOUR MONEY?

RAVI AKHOURY AND EDWARD J. MUNSHOWER OF MACKAY-SHIELDS FINANCIAL CORPORATION.

Mr. Akhoury joined MacKay-Shields as a Director in 1984, became a Managing Director in 1988, President and a member of the Board of Directors in 1989 and Chairman and CEO in 1992. Previously, he worked for four years as a fixed income manager for Fischer Francis Trees & Watts and for seven years as a fixed income manager of the Equitable Life Assurance Society. Mr. Akhoury has served as a portfolio manager of the Short-Term Bond Fund and the Bond Fund since their inception in January 1991.

Mr. Munshower is a Director of MacKay-Shields. He joined MacKay-Shields as a fixed income investment specialist in 1985 with more than 5 years of prior investment management and research experience, after having been an investment analyst for New York Life. Mr. Munshower has been a portfolio manager of the Short-Term Bond Fund since 1993 and the Bond Fund since its inception in 1991.

================================================================================
                              The Fund invests in:
================================================================================

 ... at least 65% of total assets, under normal market conditions, in a diversified portfolio of actively managed short-term debt securities, including securities with special features (e.g., puts, variable or floating coupon rates and mortgage pass-throughs) which have price characteristics similar to short-term debt securities. These include:

 ... obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-related and other asset-backed securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic or foreign banks or savings and loan associations and denominated in U.S. dollars or foreign currencies.

 ... domestic and foreign corporate debt securities, municipal bonds, zero coupon bonds and variable or floating rate securities rated Baa or better by Moody's or BBB or better by S&P when purchased; or, if unrated, determined by the sub-adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings.")

 ... corporate commercial paper only if rated, when purchased, Prime-1 by Moody's or A-1 by S&P; or if unrated, determined by the sub-adviser to be of comparable quality. (See "Appendix A--Description of Securities Ratings.")

 ... the Fund may also invest in:

 ... up to 20% of total assets in securities denominated in foreign currencies. To the extent possible, the sub-adviser will attempt to protect against risks stemming from differences in foreign exchange rates.

 ... foreign currency exchange transactions using currencies, options, futures or options on futures, or forward contracts to protect against foreign currency exchange risks involving securities the Fund owns or plans to own. (See pg. 46, "Risk Management Techniques.")

 ... interest rate and bond index futures contracts and options on these contracts; and options on debt securities.

 ... U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies or instrumentalities, international agencies or supranational entities.

 ... other investments suitable for most or all MainStay Institutional Funds. (See pgs. 30-31, "General Investment Considerations"; and pg. 43, "Description of Investments and Investment Practices.")

The effective maturity of the Fund's portfolio will be less than three years.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risks? Generally, when interest rates fall, the net asset value of a bond fund rises, and when rates rise, the net asset value of a bond fund generally falls.

Because of the comparatively short term of most of the Fund's investments, the net asset value is expected to be relatively stable.

Principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. Government, government agencies or other guarantors. But there is no guarantee that these securities won't lose value. When people prepay their mortgage loans, the Fund's return from mortgage-related securities may be reduced.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        General Investment Considerations
--------------------------------------------------------------------------------

================================================================================
              SOME IMPORTANT POINTS TO UNDERSTAND ABOUT INVESTING
                        IN MAINSTAY INSTITUTIONAL FUNDS.
================================================================================

================================================================================
--------------------------------------------------------------------------------
[ARROW] Investment objectives
--------------------------------------------------------------------------------

There cannot be any assurance that each Fund will achieve its investment objective. The investment objective of each Fund is fundamental, which means it can't be changed without shareholder approval. Other investment policies may, however, be changed by the Board of Directors. Unless an investment policy or restriction is defined or described as "fundamental", it may be changed without shareholder approval.

--------------------------------------------------------------------------------
        The share price of a Fund isn't always stable
--------------------------------------------------------------------------------

The value of the securities in a Fund and the share price (NAV) of that Fund (other than the Money Market Fund) will fluctuate in response to factors such as:

o    conditions in the securities markets;

o    business success of the companies that issued the securities;

o    creditworthiness of the companies that issued the securities;

o    interest rates;

o    average maturity of a Fund's non-equity or debt investments;

o    foreign currency exchange rates (where applicable); and

o    other factors.

================================================================================

THE EFFECTS OF TRADING COSTS ON YOUR
TOTAL RETURN

Each Fund's sub-adviser places orders to purchase and sell portfolio investments for the Fund. This is reflected in the Fund's portfolio turnover rate. Funds with high turnover rates (over 100%) often have higher transaction costs which are paid by the Funds and may generate more short-term capital gains on which you'll pay taxes (except that investors in tax qualified plans, where earnings are generally tax deferred, will not pay these taxes).

You can find the turnover rate for any Fund in the "Financial Highlights" table for that Fund.

In unusual or adverse market conditions, for temporary defensive purposes, each Fund (except the Money Market Fund) may invest all or a portion of its assets in cash or cash equivalent short-term obligations such as obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states; or in money market funds, repurchase and reverse repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper (the Growth Equity Fund and Value Equity Fund may only invest up to 50% of total assets). In addition, the International Equity Fund may invest up to 5% of its assets in debt instruments rated below investment grade.

Each Fund may also:

o    borrow up to 15% of total assets;

o lend its securities to brokers, dealers and other financial institutions to earn income;

o buy securities on a when-issued, firm, or standby commitment basis the market value of these securities may change prior to their delivery to the Fund;

o    invest in high quality commercial paper; and

o invest in repurchase agreements, and enter into reverse repurchase agreements, which can create leverage and increase a Fund's investment risk.

 The Bond Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund and Short-Term Bond Fund may purchase and sell interest rate and bond index futures contracts, options on interest rate and bond index futures contracts and options and futures on debt securities.

The EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund, International Equity Fund, Multi-Asset Fund and Value Equity Fund may purchase and sell stock index options, futures and options on futures.

With the exception of the Money Market Fund, all Funds may enter into futures contracts and related options. Futures and options transactions may be used for any legally permissible purpose, such as to protect against anticipated changes in interest rates that could affect the value of securities which the Fund owns or plans on buying. The use of futures, options and options on futures may involve certain costs and risks. For example, there is no assurance that a Fund will be able to close out a futures contract or a futures option position when the sub-adviser considers it appropriate. (See pg. 46, "Risk Management Techniques" for additional information.)

The EAFE Index Fund, International Bond Fund and International Equity Fund will (and the Bond Fund, Growth Equity Fund, Multi-Asset Fund, Short-Term Bond Fund and Value Equity Fund may), invest in foreign securities. The Indexed Equity Fund and Indexed Bond Fund will invest in foreign securities to the extent such securities are included in securities that comprise the Standard & Poor's 500 Composite Stock Price Index and the Salomon Brothers Broad Investment Grade Bond Index, respectively. These securities may have additional risks not applicable to U.S. securities.

Investments in foreign securities could be more volatile and more difficult to sell than U.S. investments. They involve risks of currency controls by governments, changes in currency rates and interest rates, difficulties in receiving or interpreting financial and economic information, the imposition of taxes and brokerage and custodian fees, and changes in political and economic conditions. The Funds may also have difficulty invoking legal protections in other countries. Many of these factors are worse in emerging markets.

Issuers of foreign debt, or their governments, may be unable or unwilling to make payments, and the Funds may have limited legal recourse should there be a default.

The Bond Fund, Indexed Bond Fund, International Bond Fund, Money Market Fund, Multi-Asset Fund and Short-Term Bond Fund, may invest in loan participation interests which involve certain risks, including credit and liquidity risks. (See pg. 45, "Loan Participation Interests" for further details.)


INVESTMENTS IN ILLIQUID SECURITIES

Each Fund will limit its investments in illiquid securities (those that can't be easily sold) to not more than 10% of its net assets (15% in the case of the International Bond Fund and International Equity Fund).


INDEX FUNDS

The inclusion of a security in the MSCI EAFE Index, Standard & Poor's 500 Composite Stock Price Index or the Salomon Brothers Broad Investment Grade Bond Index in no way implies an opinion by the index sponsors, Morgan Stanley, Standard & Poor's or Salomon Brothers, as to the attractiveness of that security as an investment. The MainStay Institutional Funds that are managed as index funds (EAFE Index Fund, Indexed Equity Fund and Indexed Bond Fund) are not sponsored by or affiliated with the sponsors of their respective indexes.

================================================================================
--------------------------------------------------------------------------------
[ARROW] Take note:
--------------------------------------------------------------------------------
Each of the Bond Fund, Indexed Bond Fund, International Bond Fund and Short-Term Bond Fund must normally invest at least 65% of its total assets in "bonds". For this purpose, each of these Funds considers the various types of debt or fixed income securities in which it invests, as specifically described elsewhere in this prospectus, to be "bonds" as referenced in that Fund's name. The use of this name is not meant to restrict a Fund's investments to a narrow category of debt securities that are formally called "bonds". (For additional investment limitations, see the Funds' descriptions on pgs. 25, 26, 27, and 29.)

Features of debt securities

Debt securities may have fixed, variable, or floating (including inverse floating) rates of interest.

================================================================================

--------------------------------------------------------------------------------
                               Open an Account...
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Who should read this section

If you are participating in a company savings plan, such as a 401(k), profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy shares in the Funds.

If you are investing through a Group IRA or Group Account, the following information will help you open an account and buy shares:

--------------------------------------------------------------------------------

WHO MAY BUY INSTITUTIONAL SERVICE CLASS SHARES

You are eligible to buy Institutional Service Class shares if you are in a Group Account or Group IRA or you are a plan sponsor.

HOW TO OPEN AN ACCOUNT

You (or your sponsor, if you are investing through a group or plan) can open an account or make an investment by calling NYLIFE Distributors at 1-800-695-2126 between 8:30 AM and 4:00 PM Eastern time on any day the New York Stock Exchange is open. You'll be given an account number and wire or mail instructions for sending payment. All calls are recorded.

NYLIFE Distributors must receive your money (and the application, if it's your first investment) within the next 3 business days of placing your order.


PLEASE FILL OUT THE APPLICATION COMPLETELY
AND CORRECTLY

MainStay Institutional Funds and NYLIFE Distributors each reserves the right to reject your application or redeem your Fund shares if significant information is incomplete or incorrect (for example, if you leave off your Taxpayer I.D.).


TAKE CARE, BE ACCURATE

Make sure you are using the proper forms. Your order to buy is only accepted when received by BFDS (the transfer agent) with all information, signatures, documents and payments required to carry it out. Federal law requires you to provide a certified tax identification number when you open an account.

If you are investing in a Group IRA, you may qualify for a No-Fee IRA. (See pg. 6, "Analyze the Costs of Investing" for more information.) Applications and initial investments for Group IRAs and Group Accounts should be mailed to:
MainStay Institutional Funds Inc., Box 424, Parsippany, NJ 07054-0424.

After that, your investments should be sent to MainStay Institutional Funds Inc., Box 8407, Boston, MA 02266-8407.

================================================================================

================================================================================
BUY SHARES

You may buy shares (and fractions of shares) at market price (known as the net asset value or NAV) on any day the New York Stock Exchange is open. Your price per share will be the next NAV that is set after your order is received in proper form. (All MainStay Institutional Funds are no load funds and are sold without a sales charge at the net asset value (NAV) per share. There are ongoing fees, however, as well as minimum investment amounts.)

The NAV--the price of a share that is used for buying and selling--is determined once each day at the close of the New York Stock Exchange (4:00 p.m. Eastern time) for each Fund except for the Money Market Fund, which is determined at noon.

NAV is calculated by:

o taking the current market value of the Fund's total assets for the Institutional Service Class of shares) or, in the case of the Money Market Fund, using the amortized cost method of valuation;

o    subtracting the liabilities; and

o dividing the remainder by the total number of Institutional Service Class shares of the Fund. (See the SAI for the full details on calculating NAV.)

--------------------------------------------------------------------------------
                                ...and Buy Shares
--------------------------------------------------------------------------------

YOU MUST INVEST AT LEAST THE MINIMUM AMOUNT

One of the following minimums will apply to you, depending upon how you are investing:

For a Group IRA:

If you are investing in an IRA offered through a group:

o First investment--at least $3,500 (at least $1,000 in each Fund in which you are investing)

o    Each investment after that--at least $100.

For a Group Account:

If you are a member of a group that participates in our Group IRA program:

o First investment--at least $25,000 (at least $1,000 in each Fund in which you are investing)

o    Each investment after that--at least $1,000.

For institutional investors:

o Initial combined investment--at least $250,000, which may be spread over a thirteen-month period after opening the account.

o    Each investment after that--at least $1,000.

MainStay Institutional Funds Inc. may also accept investments of smaller amounts at its discretion.

--------------------------------------------------------------------------------

For your convenience and to save money, certificates for shares will usually not be issued.

--------------------------------------------------------------------------------

================================================================================
--------------------------------------------------------------------------------
[ARROW] Take note:
--------------------------------------------------------------------------------
Tax deductible contributions to a regular IRA generally are limited to $2,000 a year ($4,000 in the case of a spousal IRA). An investor in certain qualified retirement plans may be able to open an account with a smaller minimum investment.

================================================================================

================================================================================
--------------------------------------------------------------------------------
[ARROW] Take note:
--------------------------------------------------------------------------------
MainStay Institutional Funds and NYLIFE Distributors also have sole discretion to reject your application or order if your application is incomplete or incorrect (particularly if you have failed to include your Taxpayer I.D. Information). MainStay Institutional Funds also has sole discretion to suspend offering shares or reject purchase orders when, in the management's judgment, it is in a Fund's best interests.

================================================================================

--------------------------------------------------------------------------------

What if you buy by check and then sell quickly? We can delay payment until we're sure your check clears, or for up to 15 days, whichever comes first.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Not on holidays

No wires are accepted on days when the New York Stock Exchange is closed or on Martin Luther King Day, Columbus Day or Veterans Day, because the bank that would receive your wire is closed.

--------------------------------------------------------------------------------


================================================================================

[GRAPHIC]      SENDING A CHECK OR MONEY ORDER

First call us at 1-800-695-2126 to place your order. Make your check or money order payable to MainStay Institutional Funds Inc. (Write your account number and the name of the appropriate Fund or Funds on the check or money order.) The check must be in U.S. dollars drawn on a U.S. bank. Mail it directly to:
MainStay Institutional Funds Inc., P.O. Box 8407, Boston, MA 02266-8407.

Mail the application separately to MainStay Institutional Funds Inc., P.O. Box 461, Parsippany, NJ 07054-0461.


[GRAPHIC]      WIRING MONEY

You may invest by wiring the money to us. You or your registered representative should call NYLIFE Distributors at 1-800-695-2126 for an account number and wiring instructions. Give them to your bank, which may charge a fee for wiring. The wire must include your name--exactly as it appears on your application--your account number and the name of the Fund or Funds in which you want to invest. NYLIFE Distributors must receive your money (and application, if it's your initial investment) within 3 business days of your placing an order.

--------------------------------------------------------------------------------
                              Know How to Sell ...
--------------------------------------------------------------------------------

Shares may be redeemed (sold) in a number of ways. If you are participating in a company plan, such as a 401(k), profit sharing, defined benefit or other employee-directed plan, check with your Human Resources Department for information on how your shares may be redeemed. For other investors, including those in a Group IRA or Group Account, shares may be redeemed by written request to NYLIFE Distributors or you can redeem your shares in any of the following ways:

OPTION 1

BY TELEPHONE OR WIRE        [GRAPHIC]

Place an order to sell your shares by calling NYLIFE Distributors at 1-800-695-2126. Or, if you prefer, you may wire your order. These options are not available if your shares are held in certificate form. (Please call us at the above number for further details.)

The price of each share will be the next NAV determined after receipt of your redemption request for the class of shares you own. There is no charge for selling your shares. The shares you sell may be worth more or less than the price you paid for them, depending on the market value of the investment securities held by the particular Fund at the time of your sale.

OR, OPTION 2

USE A SYSTEMATIC WITHDRAWAL PLAN        [GRAPHIC]

If you are a shareholder in a Group IRA or a Group Account, with at least $10,000 (based on the NAV per share) in your account, you may use our systematic withdrawal plan.

You may arrange to make monthly withdrawals of at least $100 from any Fund. Each withdrawal will be mailed to you by check or wired directly to your bank account, whichever you select on your application. These withdrawals, like any sale, may result in a gain or loss and, therefore, may be subject to taxation. Consult your tax adviser about possible tax consequences.

Also remember, these withdrawals are not dividends or income. If you withdraw more than your Fund is earning for you, eventually your account will be worth less than your original investment, and, ultimately, you will redeem all of your shares.

MainStay Institutional Funds may end this plan at any time after 30 days' written notice to you.

================================================================================
--------------------------------------------------------------------------------
[ARROW] Telephone redemption: convenient, yes...
        but not risk-free
--------------------------------------------------------------------------------

Telephone redemption privileges are convenient, but you give up some security. By making use of this convenience, you agree that neither MainStay Institutional Funds nor the manager will be liable for following instructions via the phone that they reasonably believe are genuine. You bear the risk of any loss, unless MainStay Institutional Funds or the manager fails to use established safeguards for your protection.

These safeguards are among those currently in place at MainStay Institutional
Funds:

o    All phone calls are tape recorded.

o Written confirmation of every transaction is sent to your address of record.

================================================================================

--------------------------------------------------------------------------------
                             ...and Exchange Shares
--------------------------------------------------------------------------------

FOR THE MONEY MARKET FUND

If you exchange all your shares in the Money Market Fund for shares in another Fund, any dividends that have been declared but not yet distributed will be credited to the new Fund account. If you exchange all your shares in the Money Market Fund for shares in more than one Fund, undistributed dividends will be credited to each of the new Funds according to the number of exchanged shares in each Fund.

MainStay Institutional Funds reserves the right to amend, restrict or end the exchange privilege.


HOW YOU WILL RECEIVE YOUR MONEY

Your sales proceeds will normally be wired directly to the bank named on your application within seven days after your redemption request is received (one business day for the Money Market Fund).

On days when the New York Stock Exchange is closed, or during other times specified by Federal securities law, you may not be able to redeem shares or your payment might be delayed.


DISTRIBUTIONS IN KIND

For shares of a Fund which you sell within any 90-day period, each Fund reserves the right to pay you a maximum of $250,000 in cash, or cash equal to 1% of the Fund's net assets, whichever is less. To protect the remaining shareholders in the Fund, anything you sell above this amount may not be paid to you in cash, but could be paid to you entirely, or in part, in the same kinds of securities held by the Fund. These securities would be valued at the same value that was assigned to them in calculating the net asset value of the shares you're selling.

Even though it is highly unlikely that shares would ever actually be redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, should such a distribution occur.

--------------------------------------------------------------------------------

USE THE EXCHANGE PRIVILEGE

Once you open an account, you may exchange shares of the same Class between MainStay Institutional Funds. An order to exchange shares is treated as a sale of the old shares followed by a purchase of the new shares. Exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request. You may request an exchange by calling NYLIFE Distributors at 1-800-695-2126, unless you've invested through a Group IRA or Group Account.


SET UP A SYSTEMATIC EXCHANGE PLAN

If you've invested through a Group IRA or Group Account, you may establish a Systematic Exchange Program to have a minimum of $100 exchanged periodically from any MainStay Institutional Fund to another MainStay Institutional Fund within the same Class of shares. The Fund from which exchanges are made must have an account value of at least $10,000 at the time the Systematic Exchange Program is established. For additional information, call 1-800-695-4451.

--------------------------------------------------------------------------------

================================================================================
--------------------------------------------------------------------------------
[ARROW] Take note: Your shares could be sold involuntarily
--------------------------------------------------------------------------------
To reduce expenses, we may redeem shares in any account valued at less than $10,000 ($1,000 for Group IRAs and Group Accounts), provided that the value is not based on fluctuations in market prices. We'll give you at least 30 days notice to give you time to add to your account and avoid the sale. We may also redeem your shares if you haven't given us the proper tax information.

================================================================================

--------------------------------------------------------------------------------
                       Decide How to Receive Your Earnings
--------------------------------------------------------------------------------

TWO KINDS OF EARNINGS


DIVIDENDS AND INTEREST

Most Funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends."

When the Funds pay

The Money Market Fund declares dividends daily; you're paid monthly. Each of the other Funds declares and pays you dividends at least once a year.

In the Money Market Fund, you begin earning dividends the business day after the transfer agent receives your investment in U.S. dollars by 4:00 p.m. Eastern time.


CAPITAL GAINS

The Funds will distribute all, or almost all, of their net capital gains at least once a year.


HOW TO TAKE YOUR EARNINGS

Your earnings will automatically be reinvested in the same Class of shares of the same Fund, unless you choose one of the following options:


REINVEST IN ANOTHER FUND

On the day your Fund pays the dividend, reinvest everything in another Fund of your choice.


TAKE CASH

Take your earnings in cash.

If you choose to receive your earnings in cash...
a check will be mailed to the address you have given us. If the check is not accepted and is returned to us, we will reinvest it in your account in the same Fund at the next net asset value computed after the transfer agent receives the check. Any additional distributions will automatically be reinvested at net asset value as of the ex-dividend date.

--------------------------------------------------------------------------------
                         Understand the Tax Consequences
--------------------------------------------------------------------------------

Each Fund intends to be treated as a regulated investment company under subchapter M of the Internal Revenue Code. As a regulated investment company, each MainStay Institutional Fund is required to distribute at least 90% of its:

o    net taxable income;

o    net short-term capital gains; and

o    net tax-exempt income.

"Net" means the amount remaining after tax deductible expenses (expenses reduce "gross" earnings; in other words, the amount the Fund can pay to you.)


YOUR DIVIDENDS AND CAPITAL GAINS MAY BE TAXABLE

If you are a tax-exempt shareholder, you won't pay Federal income tax on distributions unless applicable tax laws say otherwise. If you're not tax-exempt, you will have to pay taxes on dividends whether you receive them in cash or reinvest them in more shares. Redemptions also may be taxable.

Dividends, other than from capital gains, are ordinary income. Capital gain distributions are taxable as long-term capital gain, except to the extent provided by an applicable tax exemption. Some distributions may be a return of capital or, in some cases, capital gain. You will be advised each year about the amount and nature of dividends paid to you. If you are not a tax-exempt investor, purchasing shares shortly before the record date for dividend declarations can result in a taxable return to you of a portion of the price you paid for the shares.

A Fund may pay you in January for dividends declared in October, November, or December of the previous year. If you're not tax-exempt, you will be taxed on these dividends as if you had been paid on December 31 of the previous year.


TAXES ON FOREIGN INVESTMENT INCOME

A portion of income earned by a Fund from foreign securities may be withheld by those countries as income taxes. Under certain circumstances, the Fund may elect to pass along credits to you for foreign income taxes paid, although there are no assurances that the Fund will be able to do so.

================================================================================
--------------------------------------------------------------------------------
[ARROW] Don't forget...
--------------------------------------------------------------------------------
This page only tells you about Federal income tax. Other tax laws may be different. For additional information about the tax aspects of investing, please see the SAI. Consult your tax adviser on any additional questions you may have about the tax aspects of investing.

================================================================================

--------------------------------------------------------------------------------
                         Know Who You're Investing With
--------------------------------------------------------------------------------

WHO WORKS TO PROTECT YOUR INTERESTS?

The Board of Directors oversees the Funds. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Funds. Other than serving as Directors, most of the Board members have no affiliation with the Company or its service providers. Information relating to the Directors and officers appears under the heading "Management of the Company" in the SAI.

WHO RUNS THE FUND'S DAY-TO-DAY BUSINESS?

MainStay Management, Inc., 300 Interpace Parkway, Parsippany, NJ 07054, serves as manager for the Funds, handling business affairs for each Fund. ManiStay Management, Inc, is a corporation organized under the laws of the State of Delaware and is an indirect wholly owned subsidiary of New York Life Insurance Company. The manager, among other things, furnishes the Funds with office facilities and with ordinary clerical, bookkeeping and recordkeeping services. The manager has delegated its portfolio management responsibilities to the sub-advisers.

The manager pays the salaries and expenses of all personnel affiliated with the Funds and all the operational expenses that are not the responsibility of the Funds, including the fees that are paid to the sub-advisers. (See pg. 48, "Manager and Sub-Advisers", and the SAI for more details.)

For its services, each Fund pays the manager a monthly fee. (See pg. 48, "Manager and Sub-Advisers".)

================================================================================
                             WHO MANAGES YOUR MONEY?
================================================================================

Under the supervision of the Company's Directors and in accordance with each Fund's investment objective and investment policies, the sub-advisers are responsible for making the specific decisions about buying, selling and holding securities; selecting brokers and brokerage firms to trade for them; maintaining accurate records; and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms. (See pg. 48, "Manager and Sub-Advisers"--"The Sub-Advisers" for an explanation of the fees paid to the sub-advisers by the manager.)

================================================================================

MacKay-Shields Financial Corporation

9 West 57th Street
New York, New York 10019

MacKay-Shields manages the Bond Fund, Growth Equity Fund, International Bond Fund, International Equity Fund, Short-Term Bond Fund and Value Equity Fund. MacKay-Shields, formed in 1938, is an indirect wholly-owned, but autonomously managed subsidiary of New York Life Insurance Company. As of June 30, 1997, MacKay-Shields managed approximately $26.9 billion in assets.

================================================================================

================================================================================

New York Life Insurance Company

51 Madison Avenue
New York, New York, 10010

New York Life Insurance Company manages the Money Market Fund. The company is a mutual life insurance company organized under the laws of the State of New York. Authorized to conduct business as a life insurance company since 1845, it offers a complete line of life insurance policies and annuity contracts, as well as financial and retirement contracts. As of June 30, 1997, New York Life had total assets of approximately $86 billion and managed approximately $24 billion in assets for qualified retirement plans.

================================================================================

================================================================================

Monitor Capital Advisors, Inc.

504 Carnegie Center
Princeton, New Jersey 08540

Monitor Capital manages the EAFE Index Fund, Indexed Bond Fund, Indexed Equity Fund and the Multi-Asset Fund. Monitor Capital, formed in 1988, is a wholly-owned subsidiary of NYLIFE Inc. and an indirect wholly-owned subsidiary of New York Life Insurance Company. As of June 30, 1997, Monitor Capital managed approximately $2.2 billion in assets.

================================================================================

WHO DISTRIBUTES MAINSTAY INSTITUTIONAL FUNDS?

NYLIFE Distributors Inc.
300 Interpace Parkway
Parsippany, NJ 07054

NYLIFE Distributors Inc. is a corporation organized under New York laws and is an indirect wholly owned subsidiary of New York Life Insurance Company. NYLIFE Distributors acts as the principal underwriter and distributor of the Funds' shares. They pay the costs of printing and mailing prospectuses and sales literature to potential investors and any advertising expenses connected with distributing Fund shares.

New York Life Insurance Company, NYLIFE Distributors or MainStay Management, Inc. may pay, out of its own resources, additional compensation to third parties who provide services or through broker-dealer subsidiaries to certain agents or employees who sell shares of the Funds.


WHO PROVIDES CUSTOMER SERVICE AND MAINTAINS FINANCIAL RECORDS?

Boston Financial Data Services Inc. (BFDS) is the Funds' transfer and dividend disbursing agent. BFDS is responsible for statements, confirmations and sending checks and keeps certain financial and accounting records. BFDS is at 2 Heritage Drive, North Quincy, MA 02171.

New York Life Insurance Company also provides customer service and client statements. New York Life or an affiliate is paid by the Funds, and in turn, may pay unaffiliated third parties for providing shareholder services to participants in retirement plans or other beneficial owners of the Funds whose interests are held in an omnibus account. Such services may include receiving, collecting and processing orders, providing and maintaining check writing and wire transfer services, communicating with shareholders, maintaining account records, answering account-related questions and correspondence, issuing reports and confirming transactions and performing other accounting and recordkeeping services.

The Bank of New York (BONY) is custodian of the Funds' investments and has subcustodial agreements for holding the Funds' foreign investments. BONY is at 90 Washington Street, New York, NY 10286.

--------------------------------------------------------------------------------
                        Know Your Rights as a Shareholder
--------------------------------------------------------------------------------

YOU HAVE THE RIGHT TO ASK ANY QUESTIONS.

If you have a question about your account, you should:

o    call 1-800-695-2126 ext. 2055 (between 9:00 a.m. and 5:00 p.m. Eastern time), or

o    write to:

        MainStay Institutional Funds Inc.
        Box 461
        Parsippany, NJ 07054-0461

If you invest through a Group IRA or Group Account you should:

o    call 1-800-695-4451 (between 9:00 a.m. and 5:00 p.m. Eastern time), or

o    write to:

        MainStay Institutional Funds Inc.
        Box 424
        Parsippany, NJ 07054-0424


THE RIGHT TO RECEIVE INFORMATION ABOUT YOUR INVESTMENT

You will receive periodic statements covering the Funds you own, including the number and value of shares, dividends declared or paid and other information.

Confirmations.

Every time you buy, sell or exchange shares between Funds, you'll receive a confirmation in the mail shortly thereafter. It summarizes all the key information: what you bought and sold, what it cost and other important information.

Financial reports.

You will receive an annual financial statement for your Fund, audited by the Funds' independent accountants. You will also receive semiannual statements which are unaudited.

Each financial report shows:

o    the investments owned by the Fund,

o    the market value of each investment, and

o    other financial information.


THE RIGHT TO HAVE ONE SHARE, ONE VOTE

Every share issued by the Funds carries equal ownership rights. By owning shares, you're entitled to vote on certain issues and policies regarding the Fund or class of shares you own. You have one vote per share you own.

You also have a right to approve any changes in fundamental investment restrictions or objectives of your Funds, and you have the right to approve the adoption of any new investment advisory agreement or plan of distribution relating to your Funds.


THE RIGHT TO ATTEND MEETINGS

Although the Company doesn't intend to hold annual shareholder meetings, you have the right to call a meeting of shareholders for the purpose of voting on removing a Director for cause. Removing a Director requires the approval of a majority of the outstanding shares of the Company. Generally, shareholder meetings are only held when the Directors recommend an action which requires shareholder approval.


================================================================================
--------------------------------------------------------------------------------
[ARROW] Take note:
--------------------------------------------------------------------------------
Keep your statements. You may need them for tax reporting purposes.

Be alert: Mistakes can happen. Always review your confirmations and statements immediately.

================================================================================

--------------------------------------------------------------------------------
                               Tell Me The Details
--------------------------------------------------------------------------------

================================================================================
 THE COMPANY
================================================================================

The Company is registered with the SEC as an open-end management investment company under the 1940 Act. Registration involves no supervision of management of the Company by the SEC. The Company currently has eleven Funds.

Each Fund is a diversified investment company under the 1940 Act (other than the International Bond Fund) and has a different investment objective which it pursues through separate investment policies.

The Company offers Institutional Class and Institutional Service Class shares, which have different expenses that may affect performance. You may obtain a free copy of the prospectus which contains more information about the Institutional Class of shares by calling NYLIFE Distributors at 1-800-695-2126. (See pg. 48, "Manager and Sub-Advisers"--"Shareholder Services Plan" for more information.)

The Board of Directors may, at its discretion, classify and allocate shares to additional Funds or classify and allocate additional shares to the existing Funds without further action by the shareholders.

As of October 31, 1997, Trustees of the New York Life Insurance Company Retirement Plan and Pension Plan owned a controlling interest (as that term is defined under the 1940 Act) of the Value Equity, Bond, Indexed Bond and International Bond Funds; New York Life Insurance Company owned a controlling interest of the Multi-Asset Fund; and New York Life Trust Company owned a controlling interest of the Money Market Fund.

================================================================================
 OTHER INFORMATION ABOUT THE FUNDS
================================================================================

This section provides more information about how the Funds are managed. There is no additional information about the Money Market Fund in this section.

================================================================================
 EAFE INDEX FUND
================================================================================

The countries in the EAFE Index include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Not all EAFE Index companies within a country will be represented in the Fund's portfolio of securities at the same time. The Fund may not invest in certain stocks (numbering approximately 50) included in the EAFE Index because corporate charters have provisions prohibiting ownership by foreign investors.

The Fund is expected to invest in approximately 350 stocks so that the results fall within the targeted tracking error. Stocks are selected for inclusion in the Fund based on country of origin, market capitalization, yield, volatility and industry sector. Monitor Capital will manage the Fund using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the EAFE Index to the extent feasible. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the EAFE Index, but such changes should be infrequent.

The Fund believes the indexing approach described above is an effective method of duplicating percentage changes in the EAFE Index. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the EAFE Index in both rising and falling markets. The correlation between the EAFE Index Fund and the EAFE Index is expected to be at least 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the EAFE Index.

================================================================================
 GROWTH EQUITY FUND
================================================================================

Although it is not the Fund's policy generally to invest or trade for short-term profits, portfolio securities may be disposed of without regard to the length of time held whenever MacKay-Shields is of the opinion that a security no longer has an appropriate appreciation potential or has reached its anticipated level of performance, or when another security appears to offer relatively greater appreciation potential or a relatively greater anticipated level of performance. However, certain requirements that must be satisfied in order for the Fund to qualify as a regulated investment company for Federal income tax purposes may limit the extent to which the Fund can sell securities and other assets held for less than three months. (See "Tax Information" in the SAI.)

================================================================================
 INDEXED EQUITY FUND
================================================================================

The Fund will be managed using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500 to the extent feasible. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the S&P 500, but such changes should be infrequent. The correlation between the performance of the Indexed Equity Fund and the S&P 500 is expected to be at least 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500.

The Fund believes the indexing approach described above is an effective method of duplicating percentage changes in the S&P 500. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets.

================================================================================
 INTERNATIONAL EQUITY FUND
================================================================================

The Fund is actively managed and invests primarily in international (non-U.S.) stocks, but the Fund may acquire other securities including cash equivalents. Eligible investments for the Fund include any equity or equity-related investment, domestic or foreign, whether denominated in foreign currencies or U.S. dollars.

MacKay-Shields considers factors such as prospects for currency exchange and interest rates, and inflation in each country, relative economic growth, government policies influencing exchange rates and business conditions; and quality of individual issuers. MacKay-Shields will also determine, using good faith judgment, (1) country allocation among the international equity markets,
(2) currency exposure (asset allocation across currencies), and (3) diversified security holdings within each market.

The Fund may use futures and options contracts (1) in an effort to manage cash flow and remain fully invested in the stock and currency markets, instead of or in addition to buying and selling stocks and currencies, or (2) in an effort to hedge against a decline in the value of securities or currencies owned by it or an increase in the price of securities which it plans to purchase.

MacKay-Shields also believes that active currency management can enhance portfolio returns through opportunities arising from interest rate differentials between instruments denominated in different currencies and/or changes in value between currencies. Moreover, MacKay-Shields believes active currency management can be employed as an overall portfolio risk management tool. For example, in its view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies which may not involve the currency in which the foreign security is denominated.

================================================================================
 MULTI-ASSET FUND
================================================================================

To determine the best investment levels, Monitor Capital estimates risk, return and correlation for the three asset groups based on a rigorous, disciplined valuation methodology. Even if this method occasionally indicates that the Fund should be fully invested in only one asset group, Monitor Capital will still follow the constraints on the amount of assets which may be allocated to each of the three asset groups.

In managing the Fund, Monitor Capital uses a proprietary model as well as a non-proprietary model to estimate expected returns on domestic and foreign stock markets. The expected return on fixed income securities is the current yield to maturity of bonds as measured by the Salomon Brothers Broad Investment Grade Bond Index. The expected return for money market instruments is the current yield on three-month U.S. Treasury bills.

The Fund's allocation among the three asset groups is then structured to take advantage of perceived imbalances in relative pricing. Monitor Capital believes that short-term imbalances occur periodically but tend to be corrected fairly quickly. The models may from time to time cause significant shifts in the Fund's allocation among the asset groups which may in turn result in greater portfolio volatility.

The Fund may buy common stocks that the EAFE Index Fund and Indexed Equity Fund may buy, fixed income securities that the Indexed Bond Fund may buy and money market instruments that the Money Market Fund may buy.

================================================================================
 VALUE EQUITY FUND
================================================================================

In analyzing different securities to assess their relative attractiveness, MacKay-Shields' value investment process emphasizes such factors as low price to earnings and price to cash flow ratios, financial strength and earnings predictability. The Fund intends to purchase those securities which it believes to be undervalued in the market relative to comparable securities based on the foregoing analysis.

In assessing whether a stock is undervalued, MacKay-Shields considers, among other factors, a company's financial strength and earnings predictability. The Fund may provide some protection on the downside through its investment in companies whose current stock prices reflect, in MacKay-Shields' opinion, either unwarranted pessimism or unrecognized value.

================================================================================
 BOND FUND
================================================================================

MacKay-Shields manages the Fund by allocating the Fund's investments among different types of debt securities. MacKay-Shields conducts a continuing review of yields and other information derived from a data base which it maintains in managing fixed-income portfolios. Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by MacKay-Shields in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio.

Maturity shifts are based on a set of investment decisions that take into account a broad range of fundamental and technical indicators. More particularly, MacKay-Shields will alter the average maturity of the portfolio in accordance with the research and other methods described above.

================================================================================
 INDEXED BOND FUND
================================================================================

The correlation between the performance of the Indexed Bond Fund and the Salomon Brothers Broad Investment Grade Bond Index (the "Index") is expected to be at least 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund is expected to invest in approximately 50 or more securities so that results fall within the targeted tracking error. Bonds are selected for inclusion in the Fund based on credit quality, sector, maturity, coupon, current yield, yield to maturity, duration, and convexity. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the Index, but such changes should be infrequent.

Monitor Capital believes the indexing approach described above is an effective method of simulating percentage changes in the Index. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. Monitor Capital employs a stratified sampling method to track index performance. Using this method, the Fund invests in fixed income securities which in aggregate are expected to mirror the performance of the Index. The Fund invests primarily in a representative sample of the securities in the Index.

Monitor Capital may effect certain portfolio transactions involving when-issued, delayed delivery and other types of securities that may have the effect of increasing nominal portfolio turnover. (For further discussion of the effect of portfolio turnover on the Fund, see pg. 30, "General Investment Considerations--The Effects of Trading Costs on Your Total Return.") For further information about the Fund's transactions in when-issued securities and related portfolio practices, see the SAI.

================================================================================
 INTERNATIONAL BOND FUND
================================================================================

MacKay-Shields considers factors such as prospects for currency exchange and interest rates, and inflation in each country, relative economic growth, government policies influencing exchange rates and business conditions; and quality of individual issuers. MacKay-Shields will also determine, using good faith judgment, (1) country allocation, (2) currency exposure (asset allocation across currencies), and (3) diversified security holdings within each market.

Generally, the Fund's average maturity will be shorter when interest rates worldwide or in a particular country are expected to rise, and longer when interest rates are expected to fall. The Fund may use various techniques to shorten or lengthen the dollar-weighted average maturity of its portfolio, including transactions in futures and options on futures, interest rate swaps, caps, floors and short sales against the box.

================================================================================
 SHORT-TERM BOND FUND
================================================================================

MacKay-Shields manages the Fund by allocating the Fund's investments among different types of debt securities. MacKay-Shields conducts a continuing review of yields and other information derived from data bases which it maintains in managing fixed-income portfolios. Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by MacKay-Shields in determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. In seeking to achieve capital appreciation, as an integral component of total return, the Fund may use, among other research methods, historical yield spread analysis, economic analysis, fundamental credit analysis and technical (supply/demand) analysis.

The Fund may, to the extent permitted by law, invest in leveraged inverse floating rate debt instruments ("inverse floaters"). Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 10% limitation on investments in such securities. (See pg. 44, "Floaters and Inverse Floaters," for details.)

================================================================================
 DESCRIPTION OF INVESTMENTS AND
 INVESTMENT PRACTICES
================================================================================

For more information about the investments described in this section, please see the SAI.

================================================================================
 AMERICAN DEPOSITARY RECEIPTS ("ADRS")
================================================================================

ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities.

================================================================================
 BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS
================================================================================

Each Fund may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and, with the exception of the Money Market Fund, in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations.

================================================================================
 BORROWING
================================================================================

Each Fund may borrow from a bank up to a limit of 15% of its total assets, but only for temporary or emergency purposes. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). A Fund will repay any money borrowed from a bank in excess of 5% of its total assets prior to purchasing additional securities.

================================================================================
 BRADY BONDS
================================================================================

The International Bond Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings.

================================================================================
 CORPORATE DEBT SECURITIES
================================================================================

A Fund's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the particular Fund. The rate of return or return of principal on some debt obligations may be linked to indexes or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies.

Corporate debt securities with a rating lower than BBB by S&P, and corporate debt securities rated Baa or lower by Moody's, have speculative characteristics and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. Should any individual bond held by a Fund, other than the International Bond Fund or International Equity Fund, fall below a rating of BBB by S&P or Baa by Moody's, the Fund's sub-adviser will dispose of such bond as soon as reasonably practicable in light of then-existing market and tax considerations. (See "Appendix A--Description of Securities Ratings.") The International Bond Fund may invest up to 25%, and the International Equity Fund may, for temporary defensive purposes, invest up to 5%, of its net assets in debt securities which are rated below investment grade. (See pg. 44, "High Yield Securities ("Junk Bonds").")

================================================================================
 FIRM AND STANDBY COMMITMENT AGREEMENTS AND
 WHEN-ISSUED SECURITIES
================================================================================

New issues of certain debt securities are often offered on a when-issued basis. That is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm and standby commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities and firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

================================================================================
 FLOATERS AND INVERSE FLOATERS
================================================================================

Each Fund, other than the EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund and Value Equity Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate.

The Bond Fund, International Bond Fund, International Equity Fund and Short-Term Bond Fund may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. The leverage associated with inverse floaters may result in greater volatility in their market values. Certain inverse floaters may be determined to be illiquid securities.

================================================================================
 FOREIGN INDEX-LINKED INSTRUMENTS
================================================================================

The EAFE Index Fund, International Equity Fund, Multi-Asset Fund and International Bond Fund may invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index. In the case of foreign index-linked instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument, the performance of which determines the return for the instrument. Tax considerations may limit the Funds' ability to invest in foreign index-linked instruments.

================================================================================
 FOREIGN SECURITIES
================================================================================

All Funds may invest in foreign securities, although the Money Market Fund purchases only dollar-denominated securities. Except for the Growth Equity Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund and Value Equity Fund, the Funds' investment advisers place the Funds' investments only in developed countries. The Indexed Equity Fund and Indexed Bond Fund will invest in foreign securities to the extent such securities are included in the securities that comprise the Standard & Poor's 500 Composite Stock Price Index, and the Salomon Brothers Broad Investment Grade Bond Index, respectively.

Foreign investments could be more difficult to sell than U.S. investments and may involve risks different from investing in domestic securities. Investments in foreign securities involve risks of currency controls by governments, changes in currency rates and interest rates, difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. In addition, foreign securities may be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

Many of the foreign securities in which the Funds invest will be denominated in foreign currencies. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets. A Fund may, however, engage in foreign currency transactions (see "Risk Management Techniques") to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. Such foreign currency transactions may include forward foreign currency contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts.

The Growth Equity Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund and Value Equity Fund may invest in emerging market countries. Investment in emerging market countries generally presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

================================================================================
 GOVERNMENT SECURITIES
================================================================================

Government securities are obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities.

================================================================================
 HIGH YIELD SECURITIES ("JUNK BONDS")
================================================================================

Securities rated below BBB or Baa (sometimes called "junk bonds") are not considered "investment grade". There is more price volatility, more risk of losing your principal and interest, a greater possibility of the issuer going bankrupt, plus additional risks. These securities are considered speculative.

The International Bond Fund may invest up to 25% of its net assets in debt securities, including short-term instruments, which are rated below investment grade (i.e., below BBB by S&P or Baa by Moody's) or, if not rated, determined to be of equivalent quality by the sub-adviser. Under exceptional market conditions abroad or when it is believed that economic or market conditions warrant, the International Equity Fund may, for temporary defensive purposes, invest up to 5% of its net assets in short-term instruments rated below BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the sub-adviser. The lower the ratings of such securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment grade characteristics. The Funds may invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. (See "Appendix A--Description of Securities Ratings.")

Investors should be willing to accept the risks associated with investment in high yield/high risk securities. Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may under certain circumstances be less liquid than higher rated debt instruments.

================================================================================
 LENDING OF PORTFOLIO SECURITIES
================================================================================

A Fund may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income in accordance with guidelines adopted by the Board of Directors. The total market value of securities loaned will not at any time exceed 33% of the total assets of a Fund. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's sub-adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

================================================================================
 LOAN PARTICIPATION INTERESTS
================================================================================

The Funds may invest in participation interests in loans. Such participation interests, which may take the form of interests in, or assignments of, loans, are acquired from banks which have made loans or are members of lending syndicates. A Fund's investments in loan participation interests will be subject to its limitation on investments in illiquid securities and, to the extent applicable, its limitation on investments in securities rated below investment grade.

In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

The principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. A Fund may incur additional credit risk, however, when it is in the position of participant rather than a co-lender because the Fund must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Fund and the co-lender.

================================================================================
 MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
================================================================================

Mortgage-backed and asset-backed securities are securities which derive their value from underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's sub-adviser to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment.

================================================================================
 MUNICIPAL BONDS
================================================================================

The Bond Fund and Short-Term Bond Fund may purchase municipal bonds which are debt obligations of state and local governments, agencies and authorities. Municipal bonds are issued to obtain funds for various public purposes. The other Funds may purchase municipal bonds for temporary defensive purposes.

================================================================================
 REPURCHASE AGREEMENTS AND
 REVERSE REPURCHASE AGREEMENTS
================================================================================

Each Fund may enter into repurchase agreements, which entail the purchase of a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day).

Each Fund may enter into reverse repurchase agreements with banks or broker-dealers, which involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of liquid assets to cover its obligations under reverse repurchase agreements. Each Fund will limit its investments in reverse repurchase agreements and other borrowing to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases a Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

The Directors have reviewed and approved certain sellers who they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such sellers. If the other party to a repurchase agreement were to become bankrupt, a Fund could experience delays in recovering its investment or losses.

================================================================================
 RESTRICTED SECURITIES
================================================================================

To the extent that they invest in restricted securities, the Funds may be exposed to additional risks. "Restricted" securities are those securities which have not been registered under the Securities Act of 1933. Because they are unregistered, only a limited number of investors are qualified to invest in such securities. The smaller market may create undesirable delays in selling restricted securities. A Fund attempting to dispose of restricted securities may incur additional transaction costs in finding a buyer or, in an extreme case, the cost of registering the security.

================================================================================
 RISK MANAGEMENT TECHNIQUES
================================================================================

The Funds can use various techniques to increase or decrease their exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as forward foreign currency exchange contracts and options on foreign currencies) and purchasing or writing put or call options on securities and securities indexes.

The Funds can use these practices in an attempt to adjust the risk and return characteristics of their portfolios of investments. When a Fund uses such techniques in an attempt to reduce risk it is known as "hedging". If a Fund's sub-adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. (For more information on risk management techniques, see the SAI.)

================================================================================
 SHORT SALES AGAINST THE BOX
================================================================================

A short sale is a transaction in which a Fund sells through a broker a security it does not own in anticipation of a decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, a Fund owns or has the right to obtain securities equivalent in kind and amount. A Fund may enter into a short sale against the box, among other reasons, to hedge against a possible market decline in the value of a security owned. To effect a short sale against the box, the Fund borrows from a broker the securities which are sold short in the short sale, and the broker holds the proceeds until the borrowed securities are replaced. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. If a broker, with which the Fund has open short sales, were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. The Funds will only enter into short sales against the box with brokers the investment advisers believe are creditworthy. Short sales against the box will be limited to no more than 25% of a Fund's assets.

================================================================================
 SWAP AGREEMENTS
================================================================================

The International Bond Fund, International Equity Fund and Multi-Asset Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. The Indexed Bond Fund may enter into index and interest rate swap agreements, the EAFE Index Fund may enter into index and currency exchange rate swap agreements, and the Indexed Equity Fund may enter into index swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A sub-adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market and the laws relating to swaps, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements, or to enter into swap agreements or could have tax consequences. (See "Tax Information" in the SAI for information regarding the tax considerations relating to swap agreements.)

================================================================================
 ZERO COUPON BONDS
================================================================================

Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from the face value. Zero coupon bonds tend to be more volatile than conventional debt securities.


================================================================================
INVESTMENT RESTRICTIONS
================================================================================

The following restrictions, as well as the restrictions in the "Investment Restrictions" section in the SAI govern each Fund's investments. These investment restrictions may not be changed without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of that Fund. (See the "Investment Restrictions" section of the SAI for additional information on restrictions.)

Under these restrictions, a Fund may not:

1. invest in a security if, as a result of such investment, 25% or more of its total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and at such time that the 1940 Act is amended to permit a registered investment company to elect to be "periodically industry concentrated," (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry) the Funds elect to be so classified and the foregoing limitation shall no longer apply with respect to the Funds;

2. invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (this restriction is not applicable to the International Bond Fund);

3. invest in a security if, with respect to 75% of its assets, it would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. Government securities (this restriction is not applicable to the International Bond Fund);

4. borrow money or issue senior securities, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, but only if immediately after each borrowing there is asset coverage of 300%, and (ii) issue senior securities to the extent permitted under the 1940 Act; or

5. lend any funds or other assets, except that a Fund may, consistent with its investment objectives and policies: (i) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission and any guidelines established by the Company's Directors.

================================================================================
MANAGER AND SUB-ADVISERS
================================================================================

================================================================================
 THE MANAGER
================================================================================

MainStay Management, Inc. serves as the Funds' manager pursuant to a Management Agreement dated November 21, 1997 between MainStay Management, Inc. and the Company. Under the Management Agreement, the manager is responsible for the Company's business affairs, subject to the supervision of the Company's Directors. The manager, among other things, furnishes the Funds with office facilities and with ordinary clerical, bookkeeping and recordkeeping services. The manager may consult with or utilize the services of its subsidiary companies to assist the manager in carrying out its responsibilities to the Company.

In connection with its administration of the business affairs of the Funds, the manager bears the following expenses:

1. the salaries and expenses of all personnel of the Company and the manager, except the fees and expenses of Directors not affiliated with the manager or the Funds' sub-advisers; and

2. all expenses incurred by the manager in connection with administering the ordinary course of a Fund's business, other than those assumed by the Company.

As compensation for these services, each Fund has agreed to pay the manager a monthly fee calculated on the basis of the Fund's average daily net assets during the preceding month at an annual rate according to the following schedule:

EAFE Index Fund .......................................................    0.95%
Growth Equity Fund ....................................................    0.85%
Indexed Equity Fund ...................................................    0.50%
International Equity Fund .............................................    0.85%
Multi-Asset Fund ......................................................    0.65%
Value Equity Fund .....................................................    0.85%
Bond Fund .............................................................    0.75%
Indexed Bond Fund .....................................................    0.50%
International Bond Fund ...............................................    0.80%
Money Market Fund .....................................................    0.50%
Short-Term Bond Fund ..................................................    0.60%

================================================================================
 THE SUB-ADVISERS
================================================================================

As compensation for services, the manager, not the Fund, pays each Fund's respective sub-adviser a monthly fee calculated on the basis of the Fund's average daily net assets during the preceding month at an annual rate according to the following schedule:

EAFE Index Fund .......................................................    0.15%
Growth Equity Fund ....................................................    0.25%
Indexed Equity Fund ...................................................    0.10%
International Equity Fund .............................................    0.35%
Multi-Asset Fund ......................................................    0.15%
Value Equity Fund .....................................................    0.25%
Bond Fund .............................................................    0.20%
Indexed Bond Fund .....................................................    0.10%
International Bond Fund ...............................................    0.30%
Money Market Fund .....................................................    0.10%
Short-Term Bond Fund ..................................................    0.15%


================================================================================
 SHAREHOLDER SERVICES PLAN
================================================================================

The Company has adopted a Shareholder Services Plan with respect to the Institutional Service Class of shares of each Fund. Under the terms of the Plan, each Fund is authorized to pay to New York Life, as compensation for service activities rendered by New York Life, its affiliates or independent third-party service providers, to the shareholders of the Institutional Service Class of a Fund, a shareholder services fee at the rate of 0.25% on an annualized basis of the average daily net asset value of the Institutional Service Class of the Fund.

Each Fund may pay to service agents "service fees" as that term is defined in the rules of the National Association of Securities Dealers, Inc. (the "NASD") for services provided to shareholders of the Institutional Service Class of the Fund. These fees are for personal services, including assistance in establishing and maintaining shareholder accounts and assisting shareholders that have questions or other needs relating to their accounts. (For a more complete description of the Plan and its terms, see the SAI.)

================================================================================
 VOLUNTARY EXPENSE LIMITATION
================================================================================

The manager has voluntarily agreed to limit the total expenses (excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses and any class-specific expenses) of the Institutional Service Class of shares of certain Funds to an annual rate, as set forth in the schedule below, of average daily net assets until December 31, 1997 (December 31, 1998 for Indexed Equity Fund). The Funds listed below are subject to the following voluntary expense limitations:

EAFE Index Fund .....................................................      1.19%
Indexed Equity Fund .................................................      0.55%
International Equity Fund ...........................................      1.25%
Bond Fund ...........................................................      1.00%
Indexed Bond Fund ...................................................      0.75%
International Bond Fund .............................................      1.20%
Money Market Fund ...................................................      0.75%
Short-Term Bond Fund ................................................      0.85%

As long as these temporary expense limitations continue, they may lower the Funds' expenses and increase their respective yields. The voluntary expense limitations may be terminated or revised at any time after December 31, 1997 (December 31, 1998 for the Indexed Equity Fund), at which time the Funds' expenses may increase and their respective yields may be reduced, depending on the total assets of each of the Funds.

================================================================================
 PORTFOLIO TRANSACTIONS
================================================================================

Pursuant to each Fund's Sub-Advisory Agreement, a Fund's sub-adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of a Fund, the Fund's sub-adviser will seek the best price and execution of the Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Fund's sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the NASD and such other policies as the Directors may determine, the Funds' sub-advisers may consider sales of shares of the respective Funds as a factor in the selection of broker-dealers to execute each Fund's portfolio transactions. NYLIFE Securities Inc. may act as a broker for the Company in accordance with applicable regulation.

Some securities considered for investment by the Funds may also be appropriate for other clients served by the Funds' sub-advisers. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of the clients served by the Fund's sub-adviser is considered at or about the same time, transactions in such securities may be executed together and will, to the extent practicable, be allocated among the Fund and clients in a manner deemed equitable to the Funds and the clients by the Fund's sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Fund's sub-adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.



================================================================================
 APPENDIX A
================================================================================

================================================================================
 DESCRIPTION OF SECURITIES RATINGS
================================================================================

================================================================================
 MOODY'S INVESTORS SERVICE, INC.
================================================================================

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Designations Applicable to Municipal Bond Ratings

In its municipal bond rating system, Moody's designates those bonds within the Aa, A, Baa, Ba and B categories that it believes possess the strongest credit attributes with the symbols Aa1, A1, Baa1, Ba1 and B1.

Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

Issues that are subject to a periodic reoffer and resale in the secondary market in a "dutch auction" are assigned a long-term rating based only on Moody's assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody's expresses no opinion as to the ability of the holder to sell the security in a secondary market "dutch auction." Such issues are identified by the insertion of the words "dutch auction" into the name of the issue.

Municipal Short-Term Loan Ratings

Issues or the features associated with MIG, VMIG or SQ ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SQ: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Corporate Short-Term Debt Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protec-tion; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

================================================================================
 STANDARD & POOR'S
================================================================================

================================================================================
 CORPORATE AND MUNICIPAL DEBT RATINGS
================================================================================

Investment grade

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Note Rating Definitions

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Commercial Paper Rating Definitions

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security in as much as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

                       MAINSTAY INSTITUTIONAL FUNDS INC.
                               51 MADISON AVENUE
                           NEW YORK, NEW YORK 10010

                      STATEMENT OF ADDITIONAL INFORMATION
                           DATE:  NOVEMBER 21, 1997

      MainStay Institutional Funds Inc. (the "Company") is an open-end management investment company currently consisting of eleven separate investment portfolios: EAFE Index Fund, Growth Equity Fund, Indexed Equity Fund, International Equity Fund, Multi-Asset Fund, Value Equity Fund, Bond Fund, Indexed Bond Fund, International Bond Fund, Money Market Fund, and Short-Term Bond Fund (individually or collectively referred to as a "Fund" or the "Funds").

      This Statement of Additional Information supplements the information contained in the Company's Institutional Class and Institutional Service Class Prospectuses dated November 21, 1997 (collectively, the "Prospectus"), and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to MainStay Institutional Funds Inc., P.O. Box 461, Parsippany, New Jersey 07054-0461, or by calling 1-800-695-2126. This Statement of Additional Information, although not in itself a prospectus, is incorporated in its entirety by reference in and is made a part of each Class' Prospectuses.

      No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectuses, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Distributor. This Statement of Additional Information and the related Prospectuses do not constitute an offer by the Company or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

                               TABLE OF CONTENTS

      ADDITIONAL INVESTMENT POLICIES OF THE MONEY MARKET FUND..............  1

      INVESTMENT OBJECTIVES AND POLICIES...................................  3
            Arbitrage......................................................  3
            Borrowing......................................................  4
            Commercial Paper...............................................  4
            Repurchase Agreements..........................................  4
            Government Securities..........................................  5
            Lending of Portfolio Securities................................  6
            Municipal Bonds................................................  7
            Banking Industry and Savings and Loan Industry
            Obligations....................................................  7
            Floating and Variable Rate Securities..........................  8
            Foreign Securities.............................................  8
            American Depositary Receipts ("ADRs").......................... 10
            When-Issued and Firm or Standby Commitment Agreements.......... 10
            Mortgage-Related and Other Asset-Backed Securities............. 11
            Brady Bonds.................................................... 18
            Loan Participation Interests................................... 19
            Options on Securities.......................................... 21
            Options on Foreign Currencies.................................. 25
            Futures Transactions........................................... 27
            Swap Agreements................................................ 36
            Forward Foreign Currency Contracts............................. 39
            Foreign Index-Linked Instruments............................... 43
            Warrants....................................................... 43
            Short Sales Against the Box.................................... 44
            High Yield/High Risk Securities................................ 44
            Zero Coupon Bonds.............................................. 45

      INVESTMENT RESTRICTIONS.............................................. 46

      MANAGEMENT OF THE COMPANY............................................ 48
            Directors and Officers......................................... 48
            Compensation Table............................................. 51
            Management Agreement........................................... 52
            Sub-Advisory Agreements........................................ 53
            Distributor.................................................... 55
            Service Fees................................................... 56

      PURCHASES AND REDEMPTIONS............................................ 57

      PORTFOLIO TRANSACTIONS AND BROKERAGE................................. 57

      NET ASSET VALUE...................................................... 61

      TAX INFORMATION...................................................... 64

      PERFORMANCE INFORMATION.............................................. 73

      OTHER INFORMATION.................................................... 77
            Capitalization................................................. 77
            Effective Maturity............................................. 77
            Beneficial Ownership of the Funds.............................. 77
            Code of Ethics................................................. 80
            Independent Accountants........................................ 80
            Legal Counsel.................................................. 80
            Financial Statements........................................... 80
            Registration Statement......................................... 81

            ADDITIONAL INVESTMENT POLICIES OF THE MONEY MARKET FUND

      Each Fund has a separate investment objective or objectives which it pursues through separate investment policies, as described in the Prospectus. The following discussion elaborates on the presentation of the Money Market Fund's investment policies contained in the Prospectus.

      The Fund may invest its assets in U.S. dollar-denominated securities of U.S. or foreign issuers and in securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars). Since the portfolio of the Fund may contain such securities, an investment therein involves investment risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities held in the portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of the principal of and interest on securities in the portfolio.

      All of the assets of the Fund generally will be invested in obligations which mature in 397 days or less and substantially all of these investments will be held to maturity; however, securities collateralizing repurchase agreements may have maturities in excess of 397 days. The Fund will, to the extent feasible, make portfolio investments primarily in anticipation of or in response to changing economic and money market conditions and trends. The dollar-weighted average maturity of the Fund's portfolio may not exceed 90 days. Consistent with the provisions of a rule of the Securities and Exchange Commission ("SEC"), the Fund invests only in U.S. dollar-denominated money market instruments that present minimal credit risk and, with respect to 95% of its total assets, measured at the time of investment, that are of the highest quality. The Sub-Adviser shall determine whether a security presents minimal credit risk under procedures adopted by the Fund's Board of Directors. A money market instrument will be considered to be of the highest quality (1) if rated in the highest rating category (i.e., Aaa or Prime-1 by Moody's, AAA or A-1 by S&P's) by (i) any two nationally recognized statistical rating organizations ("NRSROs") or, (ii) if rated by only one NRSRO, by that NRSRO; (2) if issued by an issuer that has short-term debt obligations of comparable maturity, priority, and security, and that are rated in the highest rating category by (i) any two NRSRO's or, (ii) if rated by only one NRSRO, by that NRSRO; or (3) an unrated security that is of comparable quality to a security in the highest rating category as determined by the Sub-Adviser. With respect to 5% of its total assets, measured at the time of investment, the Fund may also invest in money market instruments that are in the second-highest rating category for short-term debt obligations (i.e., rated Aa or Prime-2 by Moody's or AA or A-2 by S&P).

      The Fund may not invest more than 5% of its total assets, measured at the time of investment, in securities of any one issuer that are of the highest quality, except that the Fund may exceed this 5% limitation with respect to 25% of its total assets for up to three business days after the purchase of a security of any one issuer and except that this limitation shall not apply to U.S. government securities or securities subject to certain puts. The Fund may not invest more than the greater of 1% of its total assets or one million dollars, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category, except that this limitation shall not apply to U.S. government securities or securities subject to certain puts. In the event that an instrument acquired by the Fund is downgraded or otherwise ceases to be of the quality that is eligible for the Fund, the Sub-Adviser, under procedures approved by the Board (or the Board itself if the Sub-Adviser becomes aware an unrated security is downgraded below high quality and the Sub-Adviser does not dispose of the security within five business days) shall promptly reassess whether such security presents minimal credit risk and determine whether or not to retain the instrument.

      Pursuant to the rule, the Fund uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Fund's per share net asset value at $1.00. The amortized cost method, which is normally used to value all of the Fund's portfolio securities, involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

      The Directors have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio by the Directors, at such intervals as they deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents (the determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost.

      The extent of deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Directors. If such deviation exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Directors have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

      The Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on the Fund's shares.

      The Fund may also, consistent with the provisions of the rule, invest in securities with a face maturity of more than 397 days, provided that the security is a variable or floating rate security that meets the guidelines of Rule 2a-7 with respect to maturity.

                      INVESTMENT OBJECTIVES AND POLICIES

      The Prospectuses discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies the Funds may utilize, and certain risks involved with those investments, policies and strategies.

ARBITRAGE

      Each Fund may sell in one market a security which it owns and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Funds do not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Fund at the time of the transaction, thus eliminating any risk to the assets of a Fund. Such transactions, which involve costs to a Fund, may be limited by the requirements imposed on each Fund to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has undertaken to a state securities commission that it will not engage in any arbitrage transactions, if as a result thereof, the aggregate amount invested in such transactions would exceed 5% of the Fund's net assets.

BORROWING

      A Fund may borrow from a bank up to a limit of 15% of its total assets, but only for temporary or emergency purposes. This borrowing may be unsecured. The Investment Company Act of 1940, as amended (the "1940 Act") requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company for Federal tax purposes. To avoid the potential leveraging effects of a Fund's borrowings, a Fund will repay any money borrowed in excess of 5% of its total assets prior to purchasing additional securities. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the market value of the Fund's portfolio securities. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

COMMERCIAL PAPER

      Each Fund may invest in commercial paper. Each Fund will invest in commercial paper only if rated at the time of investment Prime-1 by Moody's or A-1 by S&P, or, if not rated by Moody's or S&P, if the Fund's Sub-Adviser determines that the commercial paper is of comparable quality. Commercial paper represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies. (See "Appendix A Description of Securities Ratings" in the Prospectus).

REPURCHASE AGREEMENTS

      The Funds may enter into domestic or foreign repurchase agreements with certain sellers deemed to be creditworthy pursuant to guidelines adopted by the Directors. A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases securities (the

"Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Repurchase agreements with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by the Fund's Custodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

      In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. The Sub-Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. No Fund will invest more than 10% of its net assets (taken at current market value) (15% in the case of the International Equity and International Bond Funds) in repurchase agreements maturing in more than seven days.

GOVERNMENT SECURITIES

      Government securities are obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX

      The Indexed Equity Fund and the Multi-Asset Fund are managed in part to replicate the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). Because of the market-value weighing, the 20 largest companies in the S&P 500 currently account for approximately 28% of the Index. As of December 31, 1996, the five largest weightings in the S&P 500 as a percentage of net assets were:
General Electric Company (2.9%); Coca Cola Co. (2.3%); Exxon Corporation (2.2%); Intel Corporation (1.9%) and Microsoft Corporation (1.7%).

LENDING OF PORTFOLIO SECURITIES

      In accordance with guidelines adopted by the Board of Directors, each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash or U.S. Government securities maintained on a current basis at an amount at least equal to 100% of the current market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Company, on behalf of certain of the Funds, has entered into an agency agreement with Merrill Lynch Portfolio Services, Inc. which acts as the Fund's agent in making loans of portfolio securities and short-term money market investments of the cash collateral received, subject to the supervision and control of the Funds' Sub- Advisers.

      As with other extensions of credit there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by a Sub-Adviser to be creditworthy and approved by the Board, and when, in the judgment of a Sub-Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If a Sub-Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 33% of the value of the total assets of the lending Fund. Under the guidelines adopted by the Board of Directors, a Fund may not enter into a lending agreement with a counterparty which would cause the Fund to have loans outstanding to that counterparty for securities having a value greater than 5% of the Fund's total assets.

MUNICIPAL BONDS

      Municipal bonds are debt obligations of state and local governments, agencies and authorities, which are issued to obtain funds for various public purposes. Two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from the proceeds of a special excise or specific revenue source. Industrial development bonds or private activity bonds are issued by or on behalf of public authorities to obtain funds for privately operated facilities and are, in most cases, revenue bonds which do not generally carry the pledge of the full faith and credit of the issuer of such bonds, but depend for payment on the ability of the industrial user to meet its obligations (or any property pledged as security).

BANKING INDUSTRY AND SAVINGS AND LOAN INDUSTRY OBLIGATIONS

      Certificates of deposit are receipts from a bank or savings and loan association ("S&L"), for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. Each Fund may not invest in time deposits maturing in more than seven days which are subject to withdrawal penalties. Each Fund will limit it investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets.

      Each Fund will not invest in any obligation of a domestic or foreign bank unless (i) the bank has capital, surplus, and individual profits (as of the date of the most recently published financial statements) in excess of $100 million, or the equivalent in other currencies, and (ii) in the case of a U.S. bank, its deposits are insured by the Federal Deposit Insurance Corporation. These limitations do not prohibit investments in the securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FLOATING AND VARIABLE RATE SECURITIES

      Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

      The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well.

      The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be determined to be illiquid securities for purposes of a Fund's limitation on investments in such securities.

FOREIGN SECURITIES

      The EAFE Index Fund, International Bond Fund and International Equity Fund will, and the Bond Fund, Growth Equity Fund, Multi- Asset Fund, Short-Term Bond Fund and Value Equity Fund may invest in securities of foreign issuers. The Money Market Fund may purchase U.S. dollar-denominated securities of foreign issuers. The Indexed Equity Fund and Indexed Bond Fund will invest in foreign securities to the extent such securities are included in the securities that comprise the Standard & Poor's 500 Composite Stock Price Index and the Salomon Brothers Broad Investment Grade Bond Index, respectively. The International Bond Fund and International Equity Fund may invest, without limit, subject to the other investment policies applicable to the Fund, in U.S. dollar-denominated and non-dollar denominated foreign debt securities and in certificates of deposit issued by foreign banks and foreign branches of United States banks, to any extent deemed appropriate by MacKay-Shields. Securities acquired by the

International Bond Fund may be denominated in multinational currency units such as the European Currency Unit ("ECU"). Securities of issuers within a given country may be denominated in the currency of another country.

      Foreign investing involves the possibility of expropriation, nationalization or confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may be subject to higher brokerage and custodial costs than domestic securities transactions. In addition, the foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

      The Growth Equity Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund, Multi-Asset Fund and Value Equity Fund may invest in emerging market countries, which presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

      Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments.

      To different degrees, the Bond Fund, Indexed Bond Fund, International Bond Fund, International Equity Fund and Short-Term Bond Fund are permitted to invest in debt securities or obligations of foreign governments, agencies, and supranational organizations ("Sovereign Debt"). Investments in Sovereign Debt can involve greater risks than investing in U.S. Government Securities. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of default.

      The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the investment advisers intend to manage the Funds' portfolios in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

      ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. European Depositary Receipts and International Depositary Receipts are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

WHEN-ISSUED AND FIRM OR STANDBY COMMITMENT AGREEMENTS

      Each Fund, as specified for the Fund in the Prospectus, may from time to time purchase securities on a "when-issued" or "firm commitment" or "standby commitment" basis. Debt securities are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued, or firm or standby commitment securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, it is the Company's intention that each Fund will be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued, or firm or standby commitment securities may be sold prior to the settlement date, the Company intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

      At the time the Company makes the commitment on behalf of a Fund to purchase a security on a when-issued, or firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued, or firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Directors do not believe that a Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued or firm commitment basis. Each Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a when-issued, firm, or standby commitment basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

      The value of some mortgage-related or asset-backed securities in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of an investment adviser to forecast interest rates and other economic factors correctly. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

      A Fund will invest only in mortgage-related (or other asset- backed) securities either (i) issued by U.S. government-sponsored corporations (currently GNMA, FHLMC and FNMA), or (ii) privately issued securities rated Baa or better by Moody's or BBB by S&P or, if not rated, of comparable investment quality as determined by the Fund's investment adviser. In addition, if any such security is determined to be illiquid, a Fund will limit its investments in these and other illiquid instruments to not more than 10% of its net assets (15% in the case of the International Bond Fund and International Equity Fund).

      Mortgage Pass-Through Securities. Mortgage pass-through which are
      --------------------------------
securities interests in pools of mortgage-related securities, differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages.

      Government-related guarantors (i.e., not backed by the full faith and
                                     ----
credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government
                             ----
agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

      FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("Pcs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Pcs are not backed by the full faith and credit of the U.S. Government.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. No Fund will purchase mortgage-related securities or any other assets which in the opinion of the Fund's investment adviser are illiquid if, as a result, more than 10% of the value of the Fund's net assets will be illiquid (15% in the case of the International Bond or International Equity Funds).

      Collateralized Mortgage Obligations ("CMOs").  A CMO is a
      --------------------------------------------
hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages
                     --------
according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering
        ----
are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations
      -----------------------------------------
of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Pcs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of Federal Housing Administration ("FHA") prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC Pcs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

      Other Mortgage-Related Securities. The Funds' Sub-Advisers expect that
      ---------------------------------
governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, a Fund's investment adviser will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

      CMO Residuals. CMO residuals are derivative mortgage securities issued by
      -------------
agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a portfolio may fail to recoup fully its initial investment in a CMO residual.

      CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a portfolio's limitations on investment in illiquid securities. Each of the Funds limits its investment in CMO residuals to less than 5% of its net assets.

      Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities
      -----------------------------------
("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

      Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

      Risks Associated with Mortgage-Backed Securities. Like other fixed income
      ------------------------------------------------
securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of a Sub-Adviser to forecast interest rates and other economic factors correctly. If a Sub-Adviser incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Funds could be exposed to the risk of a loss.

      Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

      Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

      Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

      Other Asset-Backed Securities. The Funds' investment advisers expect that
      -----------------------------
other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivablessm ("CARSsm"). CARSsm represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSsm are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSsm may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

      Consistent with a Fund's investment objective and policies, a Fund's Sub-Adviser also may invest in other types of assetbacked securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-backed securities.

BRADY BONDS

      The International Bond Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds are not considered U.S. Government securities.

      Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

      Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

LOAN PARTICIPATION INTERESTS

      A Fund's investment in loan participation interests may take the form of participation interests in, assignments or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, a Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, a Fund may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, the Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan. A Fund also may purchase a Participation Interest in a portion of the rights of a lender in a corporate loan. In such a case, the Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather the Fund must rely on the lending institution for that purpose. A Fund will not act as an agent bank, a guarantor or sole negotiator or a structure with respect to a corporate loan.

      In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders which are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Company. A Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank monitors the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement a Fund has direct recourse against the borrower (which is unlikely), the Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given broad discretion in enforcing the corporate loan agreement, and is obligated to use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

      A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. A successor agent bank generally will be appointed to replace the terminated bank, and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of a Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

      When a Fund acts as co-lender in connection with a participation interest or when a Fund acquires a participation interest the terms of which provide that the Fund will be in privity of contract with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring participation interests a Fund will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meets the Fund's qualitative standards. There is a risk that there may not be a readily available market for loan participation interests and, in some cases, this could result in a Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When a Fund is required to rely upon a lending institution to pay the Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Fund will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Fund's portfolio. The Funds consider loan participation interests not subject to puts to be illiquid.

OPTIONS ON SECURITIES

      Writing Call Options. Each Fund, as specified for that Fund in the
      --------------------
Prospectus, may sell ("write") covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by a Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and the writer of the option--in return for a premium received--the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option on a stock or bond index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. A call option may be covered by, among other things, the writer's owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

      A Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. A Fund, in writing "American Style" call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, "European Style" options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

      A Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Fund makes a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option which it has previously written on any particular security. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. When a security is to be sold from the Fund's portfolio, the Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security.

      A closing purchase transaction may be made only on a national or foreign securities exchange (an "Exchange") which provides a secondary market for an option with the same exercise price and expiration date. There is no assurance that a liquid secondary market on an Exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange or otherwise may exist. If a Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an over-the-counter option may in many cases only be made with the other party to the option.

      Each Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call and put option writing transactions be covered, the International Bond Fund and International Equity Fund may, to the extent determined appropriate by the Sub-Adviser, engage without limitation in the writing of options on their portfolio securities.

      Writing Put Options. Each Fund, as specified for the Fund in the
      -------------------
Prospectus, may also write covered put options. A put option is a short-term contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. A put option written by the Fund is "covered" if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian. A put option is also "covered" if the Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

      The premium which the Funds receive from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

      The Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Fund is able to enter into a closing purchase transaction, the Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

      In addition, the Funds, as specified for the Fund in the Prospectus, may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Funds may write covered call options and enter into so-called "straddle" transactions involving put or call options may be limited by the requirements of the Code for qualification as a regulated investment company and the Company's intention that each Fund qualify as such.

      Purchasing Options. Each Fund, as specified for the Fund in the
      ------------------
Prospectus, may purchase put or call options which are traded on an Exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an Exchange. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Funds will engage in such transactions only with firms of sufficient creditworthiness so as to minimize these risks.

      The Funds may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the portfolio or related to such securities will enable a Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security.

      The Funds may also purchase call options on securities the Funds intend to purchase to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. In order to terminate an option position, the Funds may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

      Special Risks Associated With Options On Securities. There can be no
      ---------------------------------------------------
assurance that viable markets will develop or continue in the United States or abroad for options on securities. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Fund will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

OPTIONS ON FOREIGN CURRENCIES

      Each Fund, as specified for the Fund in the Prospectus, may purchase and write options on foreign currencies for hedging purposes in a manner similar to that of the Fund's transactions in currency futures contracts or forward contracts. A Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. A fund may also use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Fund's assets are or may be invested. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, that Fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Fund's securities denominated in that currency.

      Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable the Fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Fund intends to acquire. As in the case of other types of options transactions, however, the benefit a Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

      A Fund may also write options on foreign currencies for hedging purposes. For example, if a Fund anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received by the Fund.

      Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

      A call option written on foreign currency by a Fund is "covered" if that Fund owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or
(b) is greater than the exercise price of the call written if the amount of the difference is maintained by a Fund in liquid assets in a segregated account with its custodian.

      Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter. Exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to a Fund's position, a Fund may forfeit the entire amount of the premium plus related transaction costs.

FUTURES TRANSACTIONS

      Each Fund, as specified for the Fund in the Prospectus, may purchase and sell futures contracts on securities, interest rates, foreign currency and on indexes of securities, to hedge against anticipated changes in interest rates and other economic factors that might otherwise have an adverse effect upon the value of a Fund's portfolio securities. An interest rate or stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date. The Funds, as specified in the Prospectus, may also enter into such futures contracts in order to lengthen or shorten the average maturity or duration of the Fund's portfolio. For example, a Fund may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of a Fund's portfolio of fixed-income securities. A Fund may purchase and sell stock index futures to hedge its securities portfolio with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security).

      The Funds, as specified for the Fund in the Prospectus, may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of their portfolios. In addition, each Fund, as specified for the Fund in the Prospectus, may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Each of the Funds, as specified for the Fund in the Prospectus, may also purchase and write put and call options on futures contracts of the type into which such Fund is authorized to enter and may engage in related closing transactions. In the United States, all such futures on securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to compliance with applicable CFTC rules, the Funds also may enter into futures contracts traded on foreign futures exchanges as long as trading on the aforesaid foreign futures exchanges does not subject a Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges.

      A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts), for a set price in a future month. In the United States, futures contracts are traded on boards of trade which have been designated "contract markets" by the CFTC. Futures contracts trade on these markets through an "open outcry" auction on the exchange floor. Currently, there are futures contracts based on a variety of instruments, indexes and currencies.

      When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin") as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency or index fluctuates, the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

      A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

      Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

      Futures on Debt Securities. A futures contract on a debt security is a
      --------------------------
binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities--assuming a "short" position--it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Directors to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Directors.

      Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

      On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. A Fund may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Fund's portfolio.

      The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

      Securities Index Futures. A securities index futures contract does not
      ------------------------
require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

      Stock index futures may be used to hedge a Fund's securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. Similarly, the Funds, as specified for the Fund in the Prospectus, may enter into futures on debt securities indexes to the extent they have debt securities in their portfolios. By establishing an appropriate "short" position in securities index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. A Fund, as specified for the Fund in the Prospectus, may also purchase futures on debt securities or indexes as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Fund's debt portfolio.

      Currency Futures. A sale of a currency futures contract creates an
      -----------------
obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. A Fund, as specified for the Fund in the Prospectus, may sell a currency futures contract if a Sub-Adviser anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Fund's securities denominated in such currency. If a Sub-Adviser anticipates that exchange rates will rise, the Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by a Fund, the Fund purchases a currency futures contract for the same aggregate amount of currency and delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Fund, the Fund sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

      A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of a Fund's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that a Sub-Adviser could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

      Options on Futures. For bona fide hedging and other appropriate risk
      ------------------
management purposes, the Funds, as specified for the Fund in the Prospectus, also may purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

      Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a long futures position, in the case of a "call," or a short futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

      Options on futures contracts can be used by a Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

      The purchase of put options on futures contracts is a means of hedging a Fund's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Fund is not fully invested or of lengthening the average maturity or duration of a Fund's portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

      In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures.

      If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

      The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities or the currencies in which such securities are denominated.

      The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Fund writes a put option on a futures contract on debt securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to a Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

      While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Funds will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

      Limitations on Purchase and Sale of Futures Contracts and
      ---------------------------------------------------------
Options on Futures Contracts.  A Fund will only enter into futures
----------------------------
contracts or related options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. In general, the Funds will engage in transactions in futures contracts and related options only for bona fide hedging and other appropriate risk management purposes, and not for speculation. The Funds will not enter into futures contracts for which the aggregate contract amounts exceed 100% of the Fund's net assets. In addition, with respect to positions in futures and related options that do not constitute bona fide hedging positions, a Fund will not enter into a futures contract of futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

      When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

      When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

      When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

      When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

      The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures or futures options. See "Tax Information."

      Risks Associated with Futures and Futures Options. There are several risks
      -------------------------------------------------
associated with the use of futures contracts and futures options as hedging techniques. There can be no assurance that hedging strategies using futures will be successful. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract, which in some cases may be unlimited. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's securities being hedged. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not be attempted. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

      Additional Risks of Options on Securities, Futures Contracts, Options on
      ------------------------------------------------------------------------
Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon.
------------------------------------------------------------------------------
Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

SWAP AGREEMENTS

      The International Bond Fund, International Equity Fund and Multi-Asset Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes. The

EAFE Index Fund may enter into index and currency exchange rate swap agreements, the Indexed Bond Fund may invest up to 10% of its total assets in interest rate and index swap agreements and the Indexed Equity Fund may enter into index swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount
         ----
invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net" basis. Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to avoid any potential leveraging of the Fund's portfolio. The International Bond Fund and International Equity Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets. The EAFE Index Fund, Indexed Bond Fund, Indexed Equity Fund and Multi-Asset Fund may enter into swap agreements only to the extent that obligations under such agreements represent not more than 10% of the Fund's total assets.

      Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-

Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Sub-Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

      Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission ("CFTC") effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act of 1940, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

      This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

FORWARD FOREIGN CURRENCY CONTRACTS

      A forward foreign currency contract (a "forward contract") is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.

      While a Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

      A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency.

      A Fund will hold liquid assets in a segregated account with its custodian in an amount equal (on a daily marked-to-market basis) to the amount of the commitments under these contracts. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. A Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case the Fund may suffer a loss.

      Normally, consideration of the prospect for currency parities will be incorporated in a longer term investment decision made with regard to overall diversification strategies. However, each Sub- Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of a Fund will be served. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although a Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement" hedge or "transaction" hedge.

      When a Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position hedge") will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency ("proxy" hedge). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position" hedges (including "proxy" hedges), a Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a "proxy" hedge).

      Finally, a Fund may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-currency" hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. "Cross-currency" hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

      At the consummation of the forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

      A Fund's dealing in forward contracts will be limited to the transactions described above. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by a Sub-Adviser. A Fund generally will not enter into a forward contract with a term of greater than one year.

      In cases of transactions which constitute "transaction" or "settlement" hedges or "position" hedges (including "proxy" hedges) or "cross-currency" hedges that involve the purchase and sale of two different foreign currencies directly through the same forward foreign currency contact, a Fund may deem its forward currency hedge position to be covered by underlying Fund portfolio securities or may establish a Segregated Account with its Custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the subject hedge. The Segregated Account will consist of liquid assets. In the case of "anticipatory" hedges and "cross-currency" hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, the Fund will establish a Segregated Account with its Custodian as described above. In the event a Fund establishes a Segregated Account, the

Fund will mark-to-market the value of the assets in the Segregated Account. If the value of the assets placed in the Segregated Account declines, additional liquid assets will be placed in the account by the Fund on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

      It should be realized that this method of protecting the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

      The Sub-Advisers believe that active currency management can enhance portfolio returns through opportunities arising from interest rate differentials between securities denominated in different currencies and/or changes in value between currencies. Moreover, the Sub-Advisers believe active currency management can be employed as an overall portfolio risk management tool. For example, in their view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities and the market risks by currency strategies which may not involve the currency in which the foreign security is denominated.

      Forward contracts are intended to minimize the risk of loss to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. Such contracts do not eliminate fluctuations in the underlying prices of securities held by the Funds. Although such contracts tend to minimize the risk of loss due to a decline in the value of a currency that has been sold forward, and the risk of loss due to an increase in the value of a currency that has been purchased forward, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase.

      The Funds cannot assure that their use of forward contracts will always be successful. Successful use of forward contracts depends on the Sub-Adviser's skill in analyzing and predicting relative currency values. Forward contracts alter a Fund's exposure to currency exchange rate activity and could result in losses to the Fund if currencies do not perform as the Sub-Adviser anticipates. A Fund may also incur significant costs when converting assets from one currency to another.

      A Fund's foreign currency transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

FOREIGN INDEX-LINKED INSTRUMENTS

      As part of its investment program, and to maintain greater flexibility, the EAFE Index Fund, International Equity Fund, Multi- Asset Fund and International Bond Fund may invest in instruments which have the investment characteristics of particular securities, securities indexes, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. For example, a Fund may, subject to compliance with its respective limitations applicable to its investment in debt securities, invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("foreign index-linked instruments"). A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest components to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument, the performance of which determines the return for the instrument. Tax considerations may limit the Funds' ability to invest in foreign index-linked instruments.

WARRANTS

      With the exception of the International Bond Fund and International Equity Fund, a Fund's investments in warrants (not including those that have been acquired in units or attached to other securities) will be limited to no more than 5% of its net assets measured at the time of the acquisition. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. The International Bond Fund and International Equity Fund may not invest more than 5% of the Fund's net assets, nor exceed 2% of assets if a warrant's underlying securities are not traded on a principal domestic or foreign exchange.

      The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such warrant.

SHORT SALES AGAINST THE BOX

      A short sale is a transaction in which a Fund sells through a broker a security it does not own in anticipation of a decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, a Fund owns or has the right to obtain securities equivalent in kind and amount. Each of the Funds will only enter into short sales against the box. A Fund may enter into a short sale against the box among other reasons, to hedge against a possible market decline in the value of a security owned or to defer recognition of a gain or loss for federal income tax purposes on the security owned by the Fund. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. The proceeds of the short sale are retained by the broker pursuant to applicable margin rules. In addition, the Fund may segregate assets, equal in value to 50% of the value of the short sale, in a special account with the Fund's custodian. The segregated assets are pledged to the broker pursuant to applicable margin rules. If a broker, with which the Fund has open short sales, were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. The Funds will only enter into short sales against the box with brokers they believe are creditworthy. Short sales against the box will be limited to no more than 25% of a Fund's total assets.

HIGH YIELD/HIGH RISK SECURITIES

      Analysis of the creditworthiness of issuers of high yield/high risk bonds may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investment in high yield/high risk bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds.

      High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield/high risk bonds defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield/high risk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes and, therefore, tend to be more volatile than securities which pay interest periodically and in cash.

      The secondary market on which high yield/high risk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield/high risk bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield/high risk bonds, especially in a thinly traded market.

      Legislation designed to limit the use of high yield/high risk bonds in corporate transactions may have a material adverse effect on the International Bond Fund's net asset value and investment practices. In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts which have accrued each year are required to be distributed to shareholders and, such amounts will be taxable to shareholders. Therefore, the Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund's assets and may thereby increase its expense ratios and decrease its rate of return.

      The use of credit ratings as the sole method for evaluating high yield/high risk bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield/high risk bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events.

ZERO COUPON BONDS

      Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from the face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Cash to pay dividends representing unpaid, accrued interest may be obtained from sales proceeds of portfolio securities and Fund shares and from loan proceeds. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year.

                            INVESTMENT RESTRICTIONS

      The Funds' investment objectives, and investment restrictions set forth in the Prospectus under "Investment Restrictions," and below, are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund without a majority vote of the outstanding shares of that Fund. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectus and this Statement of Additional Information, all other investment policies and practices described may be changed by the Board of Directors without the approval of shareholders.

      Unless otherwise indicated, all of the percentage limitations below, and in the fundamental investment restrictions recited in the Prospectus, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation.

      In addition to the fundamental restrictions set forth in the Prospectus, each Fund has adopted a fundamental restriction that it may not:

      (1) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

      (2) purchase or sell commodities or commodities contracts, except that, subject to restrictions described in the Prospectus and in this Statement of Additional Information, (i) a Fund may enter into futures contracts on securities, currencies or on indexes of such securities or currencies, or any other financial instruments and options on such futures contracts; (ii) a Fund may enter into spot or forward foreign currency contracts and foreign currency options; or

      (3) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Federal securities laws.

                            ADDITIONAL RESTRICTIONS

      Each Fund has adopted the following additional restrictions which are not fundamental and which may be changed without stockholder approval, to the extent permitted by applicable law, regulation or regulatory policy.

      Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation.

      Under these restrictions, a Fund may not:

      (1) (except for the International Bond Fund and International Equity Fund) purchase puts, calls, straddles, spreads and any combination thereof if, as a result, the value of its aggregate investment in such classes of securities would exceed 5% of its total assets;

      (2) purchase securities that may not be sold without first being registered under the Securities Act of 1933, as amended ("restricted securities") other than Rule 144A securities determined to be liquid pursuant to guidelines adopted by the Company's Board of Directors; enter into repurchase agreements having a duration of more than seven days; purchase loan participation interests that are not subject to puts; purchase instruments lacking readily available market quotations ("illiquid instruments"); or purchase or sell over-the-counter options, if as a result of the purchase or sale, the Fund's aggregate holdings of restricted securities, repurchase agreements having a duration of more than seven days, loan participation interests that are not subject to puts, illiquid instruments, and over-the-counter options purchased by the Fund and the assets used as cover for over-the-counter options written by the Fund exceed 10% of the Fund's net assets (15% of net assets in the case of the International Bond Fund and International Equity Fund);

      (3) invest in other companies for the purpose of exercising control;

      (4) purchase the securities of other investment companies, except to the extent permitted by the 1940 Act or in connection with a merger, consolidation, acquisition or reorganization;

      (5) a Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute the purchase of securities on margin;

      (6) a Fund may not sell securities short, except for covered short sales or unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, futures and forward contracts are deemed not to constitute short sales of securities.

                           MANAGEMENT OF THE COMPANY

DIRECTORS AND OFFICERS

      The Directors and Officers of the Company, their addresses, ages and their principal occupations during the past five years are as follows (unless otherwise indicated, the address of all persons below is 51 Madison Avenue, New York, NY 10010):


     Name              Position(s) with                                          Principal Occupation(s)
Address and Age          the Company                                               During Past 5 Years
---------------        ----------------                                          -----------------------
Alice T. Kane, 49      Director and Chairperson       Executive Vice President, New York Life Insurance Company, 1992 to present;
                       of the Board of Directors*     General Counsel, New York Life Insurance Company, 1992 to 1995; Senior Vice
                                                      President and General Counsel, New York Life Insurance Company, 1986 to 1992;
                                                      Corporate Secretary, New York Life Insurance Company, 1989-1994; Vice
                                                      President and General Counsel, New York Life Insurance Company, 1985 to 1986;
                                                      Trustee and Chairperson, The MainStay Funds, 1994 to present; Director, New
                                                      York Life Foundation, 1992 to 1995; Director, New York Life International
                                                      Investment Inc., 1988 to present; Director, NYLIFE Inc., 1990 to present; Vice
                                                      President, NYLIFE Inc., 1989 to present; and Secretary, NYLIFE Inc., 1989 to
                                                      1994; Director, MacKay-Shields Financial Corporation, 1994 to present;
                                                      Director, New York Life Benefit Services, Inc., (pension consultant and third party administrator), 1994 to present; Director, NYLIFE Securities Inc.
                                                      (registered broker-dealer), 1994 to present; Director, Eagle Strategies Corp.
                                                      (registered investment adviser), 1994 to present; Director, NYLIFE
                                                      Distributors Inc., 1994 to present; Director, Greystone Realty Corporation,
                                                      1994 to present; Director, Monitor Capital Advisors, Inc., 1994 to present;
                                                      Director, NYL Management Limited, 1995 to present; Director, Sanus Corp.
                                                      Health Systems; 1984 to 1995; Director, NYLCare Health Plans, Inc. (formerly
                                                      Sanus Corp. Health Systems); November 1995 to present; Director, New York Life
                                                      Trust Company, (a limited purpose trust company), 1995 to present;


     Name                     Position(s) with                                   Principal Occupation(s)
Address and Age                  the Company                                     During Past 5 Years
---------------               ----------------                                   --------------------
                                                       Director, Japan Gamma Asset Management Limited, 1995 to present; Director,
                                                       New York Life Worldwide Holding, Inc., 1995 to present; Director, New York
                                                       Life and Health Insurance Company, 1996 to present; Director, NYLINK
                                                       Insurance Agency Incorporated, 1996 to present; Director, MainStay
                                                       Shareholder Services Inc., 1997 to present; Director, NASD Regulation, Inc.,
                                                       1996 to present; Member, Board of Governors of the National Association of
                                                       Securities Dealers, Inc., 1994 to 1996; Member, American Council of Life
                                                       Insurance Deputies Solvency Oversight Committee, 1991 to 1995; Board of
                                                       Governors, Association of Life Insurance Counsel, 1992 to 1996.

Patrick G. Boyle, 43            Director*              Senior Vice President, Pension Department, New York Life Insurance Company,
                                                       1991 to present; Vice President, Pension Department, New York Life Insurance
                                                       Company, 1988-1991; Pension Vice President, Pension Department, New York Life
                                                       Insurance Company, 1986-1988; Assistant Vice President, Pension Department,
                                                       New York Life Insurance Company, 1985-1986; Director, NYLIFE Distributors
                                                       Inc., 1993 to 1996; Chairman, Monitor Capital Advisors, Inc., 1996 to
                                                       present, and Director, 1991 to present; Director, New York Life Benefit
                                                       Services, Inc., 1994 to present; Director, New York Life International
                                                       Investment Inc., 1995 to present; Director, New York Life Trust Company, 1995 to present; Director, NYL Capital Management Limited, 1994 to present;
                                                       Member, American Council of Life Insurance Pension Committee, 1992 to
                                                       present.

Lawrence Glacken, 69            Director               Retired, 1987 to present; Vice President,
353 Canterbury Drive                                   Investment Banking, The First  Boston Corporation, 1964-1987.
Ramsey, NJ  07446

Robert P. Mulhearn, 50          Director               Private Investor, 1987 to present; Managing
60 Twin Brooks Road                                    Director, Morgan Stanley, 1979-1987.
Saddle River, NJ  07458

Susan B. Kerley, 45             Director               President, Global Research Associates, 1990 to present; Manager,
P.O. 9572                                              Special Investments, Rockefeller & Co., 1988-1990; Director of Research,
New Haven, CT 06535                                    Rogers, Casey  and Barksdale, 1983-1988; Director, Landmark Funds, 1991 to
                                                       present.

Linda M. Livornese, 45          President              Vice President, Pension Department, New York Life Insurance Company, 1990 to
                                                       present; Pension Vice President, Pension Department, New York Life Insurance
                                                       Company, 1988-1990; Assistant Vice President, Pension Department, New York
                                                       Life Insurance Company, 1986-1988; Vice President, NYLIFE Distributors Inc.,
                                                       1993 to present; Vice President, NYLIFE Securities Inc., 1992 to present.



     Name                     Position(s) with                                      Principal Occupation(s)
Address and Age                 the Company                                         During Past 5 Years
---------------               ----------------                                      -------------------
Jefferson C. Boyce, 40         Senior Vice President                     Senior Vice President, New York Life Insurance Company,
                                                                         1994 to present; Senior Vice President, The MainStay Funds,
                                                                         1995 to present; Director, Monitor Capital Advisors, Inc.,
                                                                         1991 to present and Senior Vice President, 1996 to present;
                                                                         Director, MSC Holding, Inc., 1992 to present and Secretary,
                                                                         1994 to present; Director, Eagle Strategies Corp., 1993 to present; Director, NYLIFE Equity, Inc., 1993 to present;
                                                                         President and Chief Executive Officer, NYLIFE Distributors
                                                                         Inc., 1996 to present and Director, 1993 to present;
                                                                         Director, NYLIFE Inc., 1993 to present; Director, NYLIFE
                                                                         Structured Asset Management Company Ltd., 1993 to present;
                                                                         Director, CNP Realty Investments, Inc., 1994 to present;
                                                                         Director New York Life Benefit Services, Inc., 1994 to
                                                                         present; Director, NYLIFE Depositary Corporation, 1994 to
                                                                         present; Director, NYLIFE Realty Inc., 1994 to present;
                                                                         Director, NYLIFE SFD Holding Inc. (formerly NAFCO, Inc.),
                                                                         1994 to present; Director, President and Chief Executive
                                                                         Officer, NYLIFE Securities Inc., 1996 to present; Chairman and Director, MainStay Shareholder Services Inc., 1997 to
                                                                         present; Chief Administrative Officer, Pension, Mutual
                                                                         Funds, Structured Finance, Corporate Quality, Human
                                                                         Resources and Employees' Health Departments, New York Life
                                                                         Insurance Company, 1992 to 1994; Vice President, Pension
                                                                         Department, New York Life Insurance Company, 1989 to 1992.

Robert S. Fenster, 47          Vice President                            Vice President, Pension Department, New York Life Insurance
                                                                         Company, 1988 to present; Director New York Life Trust
                                                                         Company, 1995 to present.

Richard W. Zuccaro, 47         Tax Vice President                        Vice President, New York Life Insurance Company, 1995 to
                                                                         present; Vice President-- Tax, New York Life Insurance
                                                                         Company, 1986 to 1995; Tax Vice President, NYLIFE
                                                                         Securities Inc., 1987 to present; Tax Vice President,
                                                                         NYLIFE SFD Holding Inc., 1990 to present; Tax Vice
                                                                         President, NYLIFE Depositary Inc., 1990 to present; Tax
                                                                         Vice President, NYLIFE Inc., 1990 to present; Tax Vice
                                                                         President, NYLIFE Insurance Company of Arizona, 1990 to
                                                                         present; Tax Vice President, NYLIFE Realty Inc., 1991 to
                                                                         present; Tax Vice President, NYLICO Inc., 1991 to present;
                                                                         Tax Vice President, New York Life Fund Inc., 1991 to
                                                                         present; Tax Vice President, New York Life International
                                                                         Investment, Inc., 1991 to present; Tax Vice President
                                                                         NYLIFE Funding Inc., 1991 to present; Tax Vice President,
                                                                         NYLCO, 1991 to present; Tax Vice President, NYLIFE Equity
                                                                         Inc., 1991 to present; Tax Vice President, MainStay VP
                                                                         Series Fund, Inc., 1991 to present; Tax Vice President, CNP
                                                                         Realty Investments, Inc., 1991 to present; Tax Vice
                                                                         President, New York Life Worldwide Holding, Inc., 1992 to
                                                                         present; Tax Vice President, NYLIFE Structured Asset
                                                                         Management Company Ltd., 1992 to present; Tax Vice
                                                                         President, The MainStay Funds, 1991 to present; Tax Vice
                                                                         President, Eagle Strategies Corp. (registered investment
                                                                         adviser), 1993 to present; Tax Vice President, NYLIFE
                                                                         Distributors Inc., 1993 to present; Vice President &
                                                                         Assistant Controller, New York Life Insurance and Annuity
                                                                         Corp., 1995 to present, and Assistant Controller, 1991 to
                                                                         1995; Vice President, NYLCare Health Plans, Inc., 1995


     Name                     Position(s) with                                       Principal Occupation(s)
Address and Age                   the Company                                        During Past 5 Years
---------------               ----------------                                       -------------------
                                                                             to present; Vice President - Tax, New York Life and
                                                                             Health Insurance Co., 1996 to present; Tax Vice
                                                                             President, New York Life Trust Company, 1996 to
                                                                             present; Tax Vice President, Monitor Capital Advisors,
                                                                             Inc., 1996 to present; Tax Vice President, NYLINK
                                                                             Insurance Agency Incorporated, 1996 to present; Tax
                                                                             Vice President, MainStay Shareholder Services Inc.,
                                                                             1997 to present.

Anthony W. Polis, 53          Treasurer (Principal Financial and             Vice President, New York Life Insurance Company, 1988
                              Accounting Officer)                            to present; Director, Vice President and Chief
                                                                             Financial Officer, NYLIFE Securities Inc., 1988 to
                                                                             present; Vice President and Chief Financial Officer,
                                                                             NYLIFE Distributors Inc., 1993 to present; Vice
                                                                             President and Chief Financial Officer, Eagle Strategies
                                                                             Corp., 1993 to present; Vice President and Chief
                                                                             Financial Officer, MainStay Shareholder Services Inc.,
                                                                             1997 to present; Vice President and Chief Financial
                                                                             Officer, The MainStay Funds, 1990 to present;
                                                                             Treasurer, MainStay VP Series Fund, Inc., 1993 to
                                                                             present; Assistant Treasurer, MainStay VP Series Fund,
                                                                             Inc., 1992 to 1993; Vice President and Treasurer,
                                                                             Eclipse Financial Asset Trust, 1992 to present; Vice
                                                                             President, Drexel Burnham Lambert Incorporated, DBL
                                                                             Tax-Free Fund Inc., DBL Cash Fund Inc., The Drexel
                                                                             Burnham Fund, Drexel Series Trust, Fenimore
                                                                             International Fund Inc., BT Investment Trust and BT Tax
                                                                             Free Investment Trust, 1983 to 1988; Assistant
                                                                             Treasurer, Drexel Bond-Debenture Trading Fund, 1983-
                                                                             1988.

Sara L. Badler, 37            Secretary                                      Assistant General Counsel, New York Life Insurance
                                                                             Company, 1996 to present; Associate Counsel, New York
                                                                             Life Insurance Company, 1994 to 1996; Secretary,
                                                                             MainStay VP Series Fund, Inc., 1997 to present;
                                                                             Assistant Secretary, the MainStay Funds, 1994 to
                                                                             present; Assistant Secretary, Eclipse Financial Asset
                                                                             Trust, 1994 to present; Teacher, New York City Board of
                                                                             Education, 1993 to 1994; and Vice President and
                                                                             Associate Counsel and Consulting Attorney; Oppenhyeimer
                                                                             Management Corporation, 1987 to 1993

* Mr. Boyle and Ms. Kane are Directors who are "interested persons" of the Company as that term is defined in the 1940 Act.

COMPENSATION TABLE

      The following table sets forth information regarding compensation received by the Directors of the Company for the year ended December 31, 1996.

                                           Aggregate Compensation
                 Name and Position             from Company/1/

                  Lawrence Glacken              $ 30,000
                  Director

                  Robert P. Mulhearn            $ 30,000
                  Director

                  Susan B. Kerley               $ 30,000
                  Director

/1/ Directors, other than those affiliated with New York Life Insurance Company, MainStay Management, Inc., MacKay-Shields Financial Corporation, Monitor Capital Advisors, Inc. or NYLIFE Distributors Inc. are paid an annual fee of $24,000 and $1,000 for each Board of Directors meeting and Committee meeting attended plus reimbursement for travel and out-of-pocket expenses.


MANAGEMENT AGREEMENT

      Pursuant to the Management Agreement for the Funds dated November 21, 1997, MainStay Management, Inc. (the "Manager"), subject to the supervision of the Directors of the Company and in conformity with the stated policies of the Funds, administers the Funds' business affairs and investment advisory responsibilities.

      The Directors, including the Independent Directors, approved the Management Agreement at an in-person meeting held on September 9, 1997. On November 17, 1997, the shareholders of each of the Funds approved the Management Agreement. The Management Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Directors or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case by a majority of the Directors who are not "interested persons" of the Company or of the Manager (as the term is defined in the 1940 Act).

      The Manager has authorized any of its directors, officers and employees who have been elected or appointed as Directors of the Company to serve in the capacities in which the have been elected or appointed.

      The Management Agreement provides that the Manager shall not be liable to a Fund for any error or judgment by the Manager or for any loss sustained by a Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

      In connection with its administration of the business affairs of each of the Funds, and except as indicated in the Prospectus under the heading "Manager and Sub-Advisers," the Manager bears the following expenses:

      (a) the salaries and expenses of all personnel of the Company and the Manager, except the fees and expenses of the Directors not affiliated with the Manager or the Sub-Adviser;

      (b) the fees to be paid to the Sub-Advisers pursuant to the Sub-Advisory Agreements; and

      (c) all expenses incurred by the Manager in connection with administering the ordinary course of the Funds' business, other than those assumed by the Company.

      For its services, each Fund pays the Manager a monthly fee.
(See page 48 of the Prospectus, "Manager and Sub-Advisers.")

SUB-ADVISORY AGREEMENTS

      Pursuant to the Sub-Advisory Agreements between the Manager and MacKay-Shields Financial Corporation ("MacKay-Shields"), between the Manager and Monitor Capital Advisors, Inc. ("Monitor") and between the Manager and New York Life Insurance Company ("New York Life") on behalf of each Fund (each a "Sub-Adviser" and collectively the "Sub-Advisers"), MacKay-Shields, Monitor and New York Life, subject to the supervision of the Directors of the Company and the Manager in conformity with the stated policies of each of the Funds and the Company, manage the Funds' portfolios, including the purchase, retention, disposition and loan of securities.

      The Directors, including the Independent Directors, approved the Sub-Advisory Agreements at an in-person meeting held September 9, 1997. On November 17, the shareholders of each of the Funds approved the Sub-Advisory Agreements with MacKay-Shields, Monitor and New York Life. The Sub-Advisory Agreements will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Directors or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case by a majority of the Directors who are not

"interested persons" of the Company, the Manager, or any Sub- Adviser (as the term is defined in the 1940 Act).

      The Sub-Advisory Agreements provide that the Sub-Advisers shall not be liable to a Fund for any error of judgment by a Sub- Adviser or for any loss sustained by a Fund except in the case of the Sub-Adviser's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Sub-Advisory Agreements also provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

      In previous years, prior to a change in management structure, each Fund paid an advisory fee directly to New York Life, MacKay- Shields or Monitor. For the fiscal years ended December 31, 1996, 1995 and 1994, the amount of the advisory fee paid by each Fund to New York Life, MacKay-Shields or Monitor was as follows:

                               Year Ended     Year Ended      Year Ended
Fund                           12/31/96        12/31/95        12/31/94
----                           --------        --------        --------

EAFE Index Fund             $   124,284        $ 115,497      $ 106,887
Growth Equity Fund            1,186,388          879,351        676,347
Indexed Equity Fund             502,686          295,487        238,454
International Equity Fund       395,717          290,777            N/A
Multi-Asset Fund                461,408          372,064        374,026
Value Equity Fund             1,768,836        1,275,060        890,814
Bond Fund                       355,167          378,811        427,182
Indexed Bond Fund               123,798          168,137        167,785
International Bond Fund         141,296          121,813            N/A
Money Market Fund               100,230           59,918         63,676
Short-Term Bond Fund             98,265           79,193        156,983


      In previous years, prior to a change in management structure, each Fund paid an administrative fee directly to New York Life as administrator. For the fiscal years ended December 31, 1996, 1995 and 1994, the amount of the administration fee paid by each Fund to New York Life was as follows:

                              Year Ended     Year Ended      Year Ended
Fund                           12/31/96       12/31/95        12/31/94
----                           --------       --------        --------

EAFE Index Fund              $  662,846       $  615,986     $  570,064
Growth Equity Fund            2,847,330        2,110,442      1,623,233
Indexed Equity Fund           2,010,753        1,181,947        953,814
International Equity Fund       565,311          415,395            N/A
Multi-Asset Fund              1,538,025        1,240,213      1,246,753
Value Equity Fund             4,245,206        3,060,145      2,137,952
Bond Fund                       976,711        1,041,729      1,174,749
Indexed Bond Fund               495,190          672,553        671,140
International Bond Fund         235,493          203,021            N/A
Money Market Fund               400,921          239,673        254,704
Short-Term Bond Fund            294,794          237,578        470,949


      Also prior to the above-referenced change in management structure and in connection with the voluntary expense limitation, New York Life, as administrator, assumed the following expenses for the Funds for the fiscal years ended December 31, 1996, 1995 and 1994.

                              Year Ended    Year Ended      Year Ended
Fund                            12/31/96      12/31/95        12/31/94
----                            --------      --------        --------

EAFE Index Fund                $238,764     $ 165,321(1)      $  N/A(2)
Growth Equity Fund               N/A(2)           N/A(2)         N/A(2)
Indexed Equity Fund          753,575(3)         272,396        194,838
International Equity Fund       82,203           60,652            N/A
Multi-Asset Fund             164,519(4)         167,833        130,798
Value Equity Fund                N/A(2)           N/A(2)         N/A(2)
Bond Fund                      188,561          198,399        148,020
Indexed Bond Fund              189,996          225,553        177,755
International Bond Fund         61,961           31,528            N/A
Money Market Fund              170,221          136,576        116,556
Short-Term Bond Fund           122,335          114,433        121,241

1     Fund expense limitation resumed April 1, 1995.
2     Fund had no expense limitation during period.
3     New York Life assumed $676,954, Monitor assumed $76,621.
4     Fund expense limitation expired December 31, 1996.

      As of November 21, 1997, the Manager has limited certain Funds' expenses as discussed in the Prospectus. As long as temporary expense limitations continue, they may lower the Funds' expenses and increase their respective yields. After December 31, 1997, (December 31, 1998 for the Indexed Equity Fund) the voluntary expense limitations may be terminated or revised at any time, at which time the Funds' expenses may increase and their respective yields may be reduced, depending on the total assets of each of the Funds.

DISTRIBUTOR

      NYLIFE Distributors Inc. serves as the Company's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement, dated January 1, 1994. Prior to that time, NYLIFE Securities Inc. ("NYLIFE Securities") an affiliated company, had acted as principal underwriter. NYLIFE Securities sells shares of the Funds pursuant to a dealer agreement with the Distributor. The Distributor is not obligated to sell any specific amount of the Company's shares, and receives no compensation from the Company pursuant to the Distribution Agreement. The Company anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time. The Distribution Agreement was most recently approved by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor, on March 4, 1997. After an initial two-year period, the Distribution Agreement is subject to annual approval by the Board of Directors. The Distribution Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Company's Directors who are not

"interested persons" (as defined in the 1940 Act) of the Company, upon 60 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of that Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon 60 days' written notice to the Company. The Distribution Agreement will terminate in the event of its assignment.

SERVICE FEES

      The Company has adopted a Shareholder Services Plan with respect to the Institutional Service Class of each Fund. Under the terms of the Plan, the Company is permitted to pay, out of the Institutional Service Class assets of each Fund, in the amount of 0.25% on an annual basis of the average daily net assets attributable to that class, New York Life Insurance Company, its affiliates or independent third party service providers, for providing services in connection with the administration of plans or programs that use Fund shares as their funding medium.

      Under the terms of the Shareholder Services Plan, each Fund may pay to service agents "service fees" as that term is defined in the rules of the National Association of Securities Dealers for services provided to shareholders of the Institutional Service Class of the Fund. These fees are for personal services, including assistance in establishing and maintaining shareholder accounts and assisting shareholders that have questions or other needs relating to their accounts.

      The Plan provides that it may not be amended to materially increase the costs which holders of Institutional Service Class of a Fund may bear under the Plan without the approval of a majority of both (i) the Directors of the Company and (ii) those Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Directors"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

      The Plan provides that it may not take effect until approved by vote of a majority of both (i) the Directors of the Company and (ii) the Plan Directors. The Plan was approved by the Directors, including the Plan Directors, at a meeting held on September 13, 1994 and amended at a meeting held on March 4, 1997.

      The Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Directors and the Plan Directors. The Plan provides that New York Life shall provide to the Directors, and the Board shall review at least quarterly, a written report of the amounts expended in connection with the performance of service activities, and the purposes for which such expenditures were made.

                           PURCHASES AND REDEMPTIONS

      Purchases and redemptions are discussed in the Prospectus under the headings "Tell Me The Key Facts -- Open an Account and Buy Shares", and "Know How to Sell and Exchange Shares", and that information is incorporated herein by reference.

      Certain clients of the Company's Sub-Advisers may purchase shares of a Fund with liquid assets with a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on a bona fide domestic or foreign exchange and which would be eligible for purchase by the Fund (consistent with such Fund's investment policies and restrictions). These transactions will be effected only if the Fund's Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of the purchase. The Fund reserves the right to amend or terminate this practice at any time.

      The Company determines the net asset value per share of each Fund on each day the New York Stock Exchange is open for trading.

      The Company reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Company not reasonably practicable.

      Certain of the Funds have entered into a committed line of credit with The Bank of New York, as agent, and various other lenders, from whom a Fund may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized in periods when the Funds experience unusually large redemption requests.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

      Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities (i.e., municipal bonds and other debt securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      In effecting purchases and sales of portfolio securities for the account of a Fund, the Fund's Sub-Adviser will seek the best execution of the Fund's orders. The Sub-Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and its other clients on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

      NYLIFE Securities (the "Affiliated Broker") may act as broker for the Funds. In order for the Affiliated Broker to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Funds will not deal with the Affiliated Broker in any portfolio transaction in which the Affiliated Broker acts as principal.

      Some securities considered for investment by the Funds may also be appropriate for other clients served by the Funds' Sub- Advisers. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of the clients served by the Fund's Sub-Adviser is considered at or about the same time, transactions in such securities will, to the extent practicable, be allocated among the Fund and clients in a manner deemed equitable to the Fund and the clients by the Fund's Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by a Fund's Sub-Adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.

      It has for many years been a common practice in the investment advisory business for advisers (or sub-advisers) of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser for a Fund may receive research services from many broker-dealers with which the Sub-Adviser places the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Sub-Adviser in advising its various clients (including the Fund), although not all of these services are necessarily useful and of value in managing a Fund. The management fee paid by the Fund and the sub-advisory fee paid by the Manager are not reduced because the Sub-Adviser and its affiliates receive such services.

      As permitted by Section 28(e) of the Securities Exchange Act of 1934, an investment adviser (or sub-adviser) may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in that Act) to the investment adviser (or sub-adviser) an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction.

      For the years ended December 31, 1996, 1995 and 1994 each of the following Funds paid brokerage commissions as follows:



                                              Total Brokerage         Total Brokerage Commissions
                                              Commissions Paid        Paid to Affiliated Persons
                                              ----------------        --------------------------

                             Year ended   Year ended    Year ended   Year ended  Year ended   Year ended
                              12/31/96     12/31/95      12/31/94     12/31/96     12/31/95    12/31/94
                              --------     --------      --------     --------     --------    --------
EAFE Index Fund                 $ N/A   $  44,798   $  79,676        0(0%)(1)       0(0%)(1)       0(0%)(1)
Growth Equity Fund            296,284     306,776     254,728        0(0%)(1)       0(0%)(1)   1,490(0%)(1)*
Indexed Equity Fund         N/A25,484      45,597           0             (0%)      0(0%)(1)       0(0%)(1)
International Equity Fund     290,329     330,914         N/A        0(0%)(1)       0(0%)(1)           N/A
Multi-Asset Fund                  N/A      12,451      87,112        0(0%)(1)       0(0%)(1)       0(0%)(1)
Value Equity Fund           1,042,205     945,310     588,653        0(0%)(1)       0(0%)(1)     720(0%)(1)*
Bond Fund                         768      15,608      13,436        0(0%)(1)       0(0%)(1)       0(0%)(1)
Short-Term Bond Fund              106         523       1,939        0(0%)(1)       0(0%)(1)       0(0%)(1)



                                                                                             Total Brokerage
                                      Total Amount of Transaction                            Commissions Paid
                                         Where Commissions Paid                               to Brokers that
                                                                                                 Provided
                                                                                                 Research
                              Year ended      Year ended            Year ended                  Year ended
                               12/31/96        12/31/95              12/31/96                    12/31/94
                            --------------  --------------       ---------------           -------------------
EAFE Index Fund..........$            N/A   $ 10,362,714(0%)(2) $  56,509,039(0%)(2)               $    N/A
Growth Equity Fund.......     182,941,279    173,585,053(0%)(2)   134,977,896(2%)(2)                290,265
Indexed Equity Fund......      70,163,300     20,707,836(0%)(2)   339,976,251(0%)(2)                    N/A
International Equity Fund             N/A     79,632,317(0%)(2)                  N/A                290,329
Multi-Asset Fund.........             N/A      9,523,672(0%)(2)    72,654,644(0%)(2)                    N/A
Value Equity Fund.......     .656,491,378    490,519,118(0%)(2)   306,971,001(0%)(2)*             1,037,247
Bond Fund................      17,690,332    200,756,257(0%)(2)   179,145,860(0%)(2)                    768
Short Term Bond Fund.....       1,533,460      7,828,803(0%)(2)    25,030,765(0%)(2)                    106


(1) Percent of total commissions paid.
(2) Percent of total transactions involving the payment of commissions effected through affiliated persons. * Less than one percent

     The Indexed Bond Fund, International Bond Fund and Money Market Fund paid no brokerage commissions during the years ended December 31, 1996, 1995 and 1994.
      As of December 31, 1996, the following Funds held securities in issuers with whose broker-dealer subsidiaries or affiliates of the Funds regularly conduct business:

Fund                    Broker-Dealer                              Market Value
----                    -------------                              ------------

Growth Equity Fund      American Express Credit Corp.           $ 17,315,000(1)
                        Schwab (Charles) Corp.                    12,960,000(2)
Indexed Equity Fund     Alexander & Alexander Services, Inc.          86,892(2)
                        American Express Company                   2,925,344(2)
                        Dean Witter Discover & Company             1,164,476(2)
                        Morgan (J.P.) & Co. Inc.                   2,009,709(2)
                        Marsh & McLennan Companies, Inc.             838,032(2)
                        Merrill Lynch & Co., Inc.                  1,462,354(2)
                        Morgan Stanley Group, Inc.                   951,474(2)
                        Salomon Inc.                                 571,061(2)
Multi-Asset Fund        Alexander & Alexander Services, Inc.          30,736(2)
                        American Express Company                   1,045,193(2)
                        Dean Witter Discover & Company               418,104(2)
                        Morgan (J.P.) & Co. Inc.                     731,895(2)
                        Marsh & McLennan Companies, Inc.             299,416(2)
                        Merrill Lynch & Co., Inc.                    527,876(2)
                        Morgan Stanley Group, Inc.                   338,237(2)
                        Salomon Inc.                                 198,679(2)
                        Bear Stearns Cos., Inc. (The)                489,375(3)
                        Morgan (J.P.) & Co. Inc.                     545,625(3)
                        PaineWebber Group, Inc.                      412,500(3)
Value Equity Fund       American Express Credit Corp.             26,386,000(1)
                        Prudential Funding Corp.                  19,940,000(1)

Bond Fund               American Express Credit Corp.                420,000(1)
                        Lehman Brothers Holdings, Inc.             2,061,660(3)
                        Merrill Lynch & Co., Inc.                  1,889,794(3)
                        Morgan Stanley Group, Inc.                 1,665,285(3)
                        PaineWebber Group, Inc.                    1,961,826(3)
                        Salomon Inc.                               1,643,265(3)
Indexed Bond Fund       Donaldson, Lufkin & Jenrette
                          Securities Corp.                         2,925,000(3)
Money Market Fund       Dean Witter Discover & Company             4,984,512(1)

                        Morgan Stanley Group, Inc.                 2,991,133(1)

Short-Term Bond Fund    American Express Credit Corp.              1,420,000(1)

(1) Represents investment in commercial paper.
(2) Represents investment in common stock.
(3) Represents investment in corporate bond.

      A Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less.

      The turnover rate for a Fund will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions or other transactional expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund's shareholders. High portfolio turnover may result in increased brokerage commissions and in the realization of a substantial increase in net short-term capital gains by the Fund which, when distributed to non-tax-exempt shareholders, will be treated as dividends (ordinary income).

      Moreover, certain requirements that must be satisfied in order for the Fund to qualify as a regulated investment company for Federal income tax purposes may limit the extent to which the Fund can sell securities held for less than three months.

                                NET ASSET VALUE

      The Company determines the net asset value per share of each class of each Fund on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated as of the close of the first session of the New York Stock Exchange (currently 4:00 p.m., New York City time) for each class of shares of each Fund (except the Money Market Fund, which is determined at noon), by dividing the current market value (amortized cost, in the case of the Money Market Fund) of the total assets attributable to a class, less liabilities attributable to that class, by the total number of outstanding shares of that class.

      Portfolio securities of the Money Market Fund are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat than that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

      Portfolio securities of each of the other Funds are valued (a) by appraising common and preferred stocks which are traded on the New York Stock Exchange at the last sale price of the first session on that day or, if no sale occurs, the stock is valued at the mean between the closing bid price and asked price; (b) by appraising other common and preferred stocks as nearly as possible in the manner described in clause (a) if traded on any other exchange, including the National Association of Securities Dealers National Market System and foreign securities exchanges; (c) by appraising over-the-counter common and preferred stocks quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the bid price supplied through such system; (d) by appraising over-the-counter common and preferred stocks not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a pricing agent selected by a Fund's Sub-Adviser if the prices are deemed to be representative of market values at the close of the first session of the New York Stock Exchange; (e) by appraising debt securities at prices supplied by a pricing agent or, determined using pricing procedures selected by a Fund's Sub-Adviser, which prices reflect broker/dealer-supplied valuations or electronic data processing techniques and/or matrix pricing if those prices are deemed by a Fund's Sub-Adviser to be representative of market values at the close of the first session of the New York Stock Exchange; (f) by appraising options and futures contracts at the last sale price on the market where any such option or futures contract is principally traded, and (g) by appraising all other securities and other assets, including over-the-counter common and preferred stocks not quoted on the NASDAQ system, securities not listed or traded on foreign exchanges whose operations are similar to the U.S. over-the-counter market and debt securities for which prices are supplied by a pricing agent but are not deemed by a

Fund's Sub-Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotation is available, at fair value in accordance with procedures approved by and determined in good faith by the Directors, although the actual calculations may be done by others. Money Market instruments held by the Funds with a remaining maturity of sixty days or less are valued by the amortized cost method unless such method does not represent fair value.

      Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined on the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values, using the W.M. Company exchange rates that have been adopted as the standard for exchange rate valuations by major indices. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Company's Directors. For financial accounting purposes, the Company recognizes dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities are recognized as soon as the Company is informed on or after the ex-dividend date.

      Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset values unless a Fund's Sub-Adviser determines that the particular event may materially affect net asset value, in which case an adjustment will be made.

      To the extent that any newly organized fund or class of shares receives, on or before December 31, any seed capital, the net asset value of such fund(s) or class(es) will be calculated as of December 31.

                                TAX INFORMATION

      While it is anticipated that many shareholders of the Funds will be tax-exempt institutions, the following discussion may be of general interest to these shareholders as well as for those shareholders of the Funds who do not have tax-exempt status. Although the discussion below refers in certain instances to distributions and other transactions as being taxable to a shareholder, tax-exempt shareholders will, of course, not be taxed to the extent provided by applicable tax exemptions. The discussion herein relating to taxes is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult tax advisers regarding investment in a Fund.

      Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies and elects, it generally will not be subject to Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to its shareholders.

      Each Fund intends to distribute, at least annually, to its shareholders substantially all of its investment company taxable income and its net capital gains. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

      To qualify for treatment as a regulated investment company, a Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

      The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) may be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

      A Fund's deduction for interest expense may be restricted where the Fund invests in obligations the interest on which is exempt in whole or in part from Federal income tax.

      Distributions of investment company taxable income generally are characterized as ordinary income. If a Fund's income consists in whole or in part of dividends paid by U.S. corporations, a portion of the dividends paid by a Fund may be eligible for the corporate dividends-received deduction. The dividends-received deduction is reduced to the extent shares of a Fund or the underlying company paying dividends to a Fund are treated as debt-financed under the Code and is eliminated if shares are deemed to have been held for less than 46 days. In addition, dividends (including the deducted portion) are includable in the corporate shareholder's alternative minimum taxable income. A portion of the dividends paid by the Growth Equity Fund, Indexed Equity Fund, Multi-Asset Fund, and Value Equity Fund, may qualify for the dividends-received deduction available to corporations. The dividends paid by the other Funds are not expected to so qualify. The alternative minimum tax and environmental tax applicable to corporations may reduce the value of the dividends-received deduction.

      Distributions of net capital gains, if any, designated by a Fund as capital gain dividends, are taxable to shareholders as long-term capital gain, regardless of the length of time the Fund's shares have been held by a shareholder and are not eligible for the dividends-received deduction. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

      A Fund's distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

      Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

      Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending generally upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of a Fund on the reinvestment date.

      Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that a Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for Federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

      Foreign investing involves the possibility of confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation.

      Income received by a Fund from sources within a foreign country may be subject to withholding and other income or similar taxes imposed by that country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to the Funds' current investment policies and practices, only the EAFE Index Fund and the International Equity Fund are expected to invest in foreign securities sufficient in amount to be eligible to permit this election to be made. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by a Fund, and will be entitled either to claim a deduction (as an itemized deduction) for his pro rata share of such foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income taxes, subject to limitations. Foreign taxes may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from sources within each such country.

      Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of a Fund's income flows through to its shareholders. With respect to the Funds, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains generally will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including foreign source passive income received from a Fund. In addition, the foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals. If a Fund is not eligible to make the election described above, the foreign income and similar taxes it pays generally will reduce investment company taxable income and distributions by a Fund will be treated as United States source income.

      The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

      A Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). Pursuant to the Funds' current investment policies and practices, the EAFE Index Fund, Growth Equity Fund, International Equity Fund, Multi-Asset Fund and Value Equity Fund are expected to invest in shares of foreign corporations. In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Funds could, in limited circumstances, incur nondeductible interest charges. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

      Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

      A Fund may invest in municipal bonds or obligations issued or guaranteed by a state, the interest on which may be exempt from Federal income tax. It is expected that shareholders will be subject to tax on dividends distributed by a Fund that are derived from tax-exempt interest income.

      Some of the debt securities that may be acquired by a Fund may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

      Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security acquired after April 30, 1993 or any taxable debt security acquired prior to May 1, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

      If a Fund holds zero coupons bonds in its portfolio it will recognize income currently for Federal tax purposes in the amount of the unpaid, accrued interest (determined under tax rules) and generally will be required to distribute dividends representing such income to shareholders currently, even through funds representing such income have not been received by the Fund.

      Certain of the options, futures contracts, and forward contracts in which the Funds may invest may be "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss generally is treated as 60/40 gain or loss. These contracts also may be marked-to-market at other times during the year under rules prescribed pursuant to the Code.

      The transactions undertaken by the Funds involving options, futures and forward contracts may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of transactions involving options, futures and forward contracts are not entirely clear. These transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

      The Funds may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

      Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds eligible to enter into swap agreements intend to account for such transactions in a manner deemed to be appropriate, the Internal Revenue Service ("IRS") might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could have tax consequences. The Funds intend to monitor developments in this area.

      Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, forward contracts, and swaps.

      If a Fund sells short "against the box," it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. Were that to occur, the affected security would again have to be held for the requisite period before its disposition to avoid treating that security as having been sold within the first three months of its holding period.

      Each Fund is required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distribution and redemption proceeds generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number, (2) the IRS notifies the Fund or shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

      The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of

30% (or at a lower rate under a tax treaty).

                            PERFORMANCE INFORMATION

      The Company may, from time to time, include the yield and effective yield of its Money Market Fund, the yield of the other Funds or Classes, and the total return of all Funds or Classes in advertisements, sales literature, or reports to shareholders or prospective investors. Due to the deduction of the shareholder service fee, performance of the Institutional Service Class of each Fund will be lower than the performance of the Institutional Class of the Fund.

      Each of the Funds began offering Institutional Service Class shares on January 1, 1995. Thus, the performance figures for Institutional Service Class shares prior to that date have been calculated based on the historical performance of the Funds' Institutional Class shares from inception through December 31, 1994.

      Current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over
                                    --- ----
that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 366/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)366/7] - 1

      The current and effective seven-day average yields as of June 30, 1997 for the Money Market Fund were 5.33% and 5.47%, respectively, for the Institutional Class, and were 5.08% and 5.21%, respectively, for the Institutional Service Class. Had certain expenses not been assumed by New York Life, the Fund's administrator at that time, these yields would have been 5.26% and 5.40%, respectively, for the Institutional Class, and 5.01% and 5.14%, respectively, for the Institutional Service Class.

      Quotations of yield for the other Funds will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                        2[(a - b + 1)to the 6th power - 1]
                           -----
                            cd

where       a     =     dividends and interest earned during the
                        period,
            b     =     expenses accrued for the period (net of
                        reimbursements),
            c     =     the average daily number of shares outstanding during
                        the period that were entitled to receive dividends, and
            d     =     the maximum offering price per share on the
                        last day of the period.

      For the 30-day period ended June 30, 1997, the yield for the Short-Term Bond Fund was 6.11% for the Institutional Class, and was 5.87% for the Institutional Service Class.

      Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or Class over certain periods that will include a period of one year (or, if less, up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Fund or Class expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods.

      The average annual total return of the following Funds for the one-year and five-year periods ended June 30, 1997 and the period from inception to June 30, 1997 were as follows:


                                                   Five Years    Average Annual
                                    Year Ended       Ended       Total Return
      Fund                           6/30/97        6/30/97     Since Inception
      ----                           -------        -------     ---------------

EAFE Index Fund

   Institutional Class (1)........    12.51%        11.70%            8.65%
   Institutional Service Class(2).    12.29%        11.56%            8.55%

Growth Equity Fund

   Institutional Class (1)........   24.07%        20.43%            21.73%
   Institutional Service Class(2).   23.77%        20.26%            21.60%

Indexed Equity Fund
      Institutional Class (1).......    34.32%        19.25%            19.03%
      Institutional Service Class(2).   33.96%        19.12%            18.93%
International Equity Fund
      Institutional Class (3)........   15.74%          N/A             11.73%*
      Institutional Service Class(3)    15.49%          N/A             11.56%*
Multi-Asset Fund
      Institutional Class (1)........   25.41%        14.48%            13.99%
      Institutional Service Class(2).   25.15%        14.37%            13.91%
Value Equity Fund
      Institutional Class (1)........   26.27%        18.18%            20.57%
      Institutional Service Class(2).   25.91%        18.07%            20.48%
Bond Fund
      Institutional Class (1)........   7.69%         6.61%              7.54%
      Institutional Service Class(2).   7.40%         6.47%              7.43%
Indexed Bond Fund
      Institutional Class (1)........   7.33%         6.59%              7.68%
      Institutional Service Class(3).   7.11%         6.51%              7.62%
International Bond Fund
      Institutional Class (3)........   9.64%       10.53%*             10.11%*
      Institutional Service Class(3).   9.39%       10.41%*             10.03%*
Short-Term Bond Fund
      Institutional Class (1)........   6.25%         5.27%              6.23%
      Institutional Service Class(2).   6.01%         5.14%              6.13%

(1)   The inception date of these Institutional Class shares is 1/2/91.

(2) Performance figures for the Institutional Service Class, first offered to the public on 1/1/95, include the historical performance of the Institutional Class from the Funds' inception (1/2/91) up to 12/31/94.

(3) The inception date of the International Equity Fund and International Bond Fund shares is 1/1/95.

* Performance figures include the historical performance of the Separate Accounts for the period prior to commencement of operations of the International Bond Fund and the International Equity Fund on January 1, 1995. MacKay-Shields Financial Corporation, the current sub-adviser to both the International Bond Fund and the International Equity Fund, served as investment adviser to both corresponding Separate Accounts, and the objectives, policies, restrictions, guidelines and management styles of the Separate Accounts were materially equivalent to those of their corresponding Funds. Performance figures for the period prior to January 1, 1995, have been calculated by measuring the change in value of a unit in the Separate Account from the time period indicated to January 1, 1995 using the expense structure of each Separate Account, which generally was higher than the expense structure of its corresponding Fund. Neither Separate Account was registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed under the 1940 Act. If the Separate Accounts had been registered under the 1940 Act, their performance may have been adversely affected. The International Equity Fund's predecessor Separate Account commenced operations on July 31, 1992; the International Bond Fund's predecesor Separate Account commenced operations on January 31, 1990.

      In addition, advertising for a Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss current or past business, political, economic or financial conditions, including events as they relate to those conditions, such as any U.S. monetary or fiscal policies and the current rate of inflation. In addition, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders, shareholder accounts and Fund assets.

      From time to time, advertising and sales literature for a Fund may discuss the investment philosophy, personnel and assets under management of the Fund's Sub-Adviser, and other pertinent facts relating to the management of the Fund by the Sub-Adviser.

      From time to time any of the Funds may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Spot Market Prices, Barron's, BusinessWeek, Kiplinger's
                                       --------  ------------  -----------
Personal Finance, Financial World, Forbes, Money, Morningstar, Personal
----------------  ---------------  ------  -----  -----------  --------
Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.
--------  --------------------------------      -----------------------

      In addition, performance information for a Fund may be compared, in advertisements, sales literature, and reports to shareholders, to: (i) unmanaged indexes, such as the Standard & Poor's 500 Composite Stock Price Index, the Salomon Brothers Broad Investment Grade Bond Index, the Morgan Stanley Capital International indexes; the Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, the Merrill Lynch 1 to 3 Year Treasury Index, the Salomon Brothers World Government Benchmark Bond Index, the Salomon Brothers non-U.S. Dollar World Government Bond Index, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Government Corporate Index; (ii) other groups of mutual funds tracked by Morningstar Inc. or Lipper Analytical Services, widely used independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Funds. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

      From time to time, advertisements for the Funds may include general information about the services and products offered by the Funds, The MainStay Funds and New York Life Insurance Company and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, directors and employees.

                               OTHER INFORMATION

CAPITALIZATION

      The Funds are separate portfolios of the Company, an open-end management investment company, incorporated under the laws of Maryland on September 21, 1990. The Company was formerly known as New York Life Institutional Funds Inc. On January 3, 1995 the name of the Company was changed to its present form. The Board of Directors may establish additional portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Company's shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable.

EFFECTIVE MATURITY

      Certain Funds may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage prepayments, in addition to the maturity dates of the securities in the portfolio.

BENEFICIAL OWNERSHIP OF THE FUNDS

      The following table sets forth the information concerning beneficial ownership, as of October 31, 1997, of the Funds' shares by each person who beneficially owned more than 5% of the voting securities of any Fund:








                                                                               Percentage of
                                                                                Outstanding
 NAME AND ADDRESS OF SHAREHOLDER            Fund               Shares Owned/1/    Shares/2/
TRUSTEES OF THE NEW YORK LIFE INSURANCE  BOND                    5,731,200          32.0%
COMPANY RETIREMENT PLAN AND PENSION      GROWTH EQUITY           4,825,445          18.6%
PLAN (COMPANY PLAN)                      INDEXED BOND            3,714,205          33.2%
51 MADISON AVENUE                        INDEXED EQUITY          6,253,056          18.2%
NEW YORK, NY  10010                      INTERNATIONAL BOND      3,140,707          73.3%
                                         INTERNATIONAL EQUITY    1,275,171          12.4%
                                         VALUE EQUITY           17,100,865          31.9%

TRUSTEES OF THE NEW YORK LIFE INSURANCE  BOND                    1,939,637          10.8%
COMPANY RETIREMENT PLAN (AGENTS)         GROWTH EQUITY           3,293,924          12.7%
51 MADISON AVENUE                        INDEXED BOND            1,407,656          12.6%
NEW YORK, NY 10010                       INDEXED EQUITY          6,090,693          17.7%
                                         INTERNATIONAL BOND        894,825          20.9%
                                         INTERNATIONAL EQUITY    2,337,654          22.7%
                                         VALUE EQUITY           10,707,828          20.0%

NEW YORK LIFE INSURANCE COMPANY          EAFE INDEX                892,964          23.5%
51 MADISON AVENUE                        INDEXED EQUITY          3,828,817          11.1%
NEW YORK, NY 10010                       MULTI-ASSET             7,604,406          29.9%


THE PENSION BOARD OF THE UNITED FOO      BOND                    1,877,135          10.5%
AND COMMERCIAL WORKERS INTERNATIONAL
UNION RETIREMENT PLAN FOR EMPLOYEES
1775 K STREET, N.W.

WASHINGTON, D.C. 20006

TRUSTEES OF THE LONE STAR HOURLY         MONEY MARKET           15,893,419           6.5%
RETIREMENT PLAN, DAY & ZIMMERMAN, INC.   SHORT-TERM BOND           289,533           5.7%

1818 MARKET STREET
PHILADELPHIA, PA  19103

SCAPA GROUP INC. SALARIED                EAFE INDEX                195,372           5.1%
EMPLOYEES TRUST
5400 GLENWOOD AVE., SUITE 115
RALEIGH, NC 27612

TRUSTEES OF THE NEW YORK LIFE INSURANCE  GROWTH EQUITY           5,644,686          21.8%
COMPANY EMPLOYEE PROGRESS SHARING        INDEXED EQUITY          2,273,692           6.6%
INVESTMENT PLAN TRUST                    MULTI-ASSET             1,898,770           7.5%
51 MADISON AVENUE                        SHORT-TERM BOND           386,986           7.7%
NEW YORK, NY 10010

TRUSTEES OF THE NEW YORK LIFE INSURANCE  GROWTH EQUITY           2,927,236          11.3%
COMPANY AGENTS PROGRESS SHARING

INVESTMENT PLAN TRUST
51 MADISON AVENUE
NEW YORK, NY  10010

NEW YORK LIFE INSURANCE COMPANY          EAFE INDEX                485,908          12.8%
EMPLOYEES' HEALTH AND LIFE BENEFIT
TRUST - (HEALTH BENEFITS)
51 MADISON AVENUE
NEW YORK, NEW YORK 10010

                                                                              Percentage of
                                                                                Outstanding
 NAME AND ADDRESS OF SHAREHOLDER            Fund               Shares Owned/1/    Shares/2/

NEW YORK LIFE INS. CO EMPLOYEES'       HEEAFE INDEX                198,366           5.2%
AND LIFE BENEFIT TRUST
(LIFE BENEFITS)
51 MADISON AVENUE
NEW YORK, NY  10010

NEW YORK LIFE INS. CO. AGENTS'         HEALEAFE INDEX              419,009          11.0%
AND LIFE BENEFIT TRUST -
  (HEALTH BENEFITS)
51 MADISON AVENUE
NEW YORK, NY 10010

FRANK G. AND FRIEDA K. BROTZ           INDEXED BOND                867,484           7.7%
FAMILY FOUNDATION INC.
3518 LAKESHORE ROAD
SHEBOYGAN, WI 53083

PLASTICS ENGINEERING COMPANY           EAFE INDEX                  544,648          14.3%
P.O. BOX 758
SHEBOYGAN, WI 53082-0758

MERRILL LYNCH TRUST COMPANY            INDEXED EQUITY            2,511,194           7.3%
TTBE FBO CHRYSLER 401(K) PLAN

265 DAVIDSON AVENUE
SOMERSET, NJ 08873

NEW YORK LIFE TRUST COMPANY            BOND                      1,626,153           9.1%
51 MADISON AVENUE, ROOM 117A           EAFE INDEX                  313,269           8.3%
NEW YORK, NY 10010                     GROWTH EQUITY             4,053,353          15.6%
                                       INDEXED BOND              2,438,397          21.8%
                                       INDEXED EQUITY            5,828,158          16.9%
                                       MONEY MARKET            108,659,517          44.5%
                                       MULTI-ASSET               4,868,953          19.2%
                                       SHORT-TERM BOND             675,825          13.4%
                                       VALUE EQUITY             10,059,704          18.8%

TRUSTEES OF THE HARVEST STATES         INTERNATIONAL EQUITY        747,555           7.3%
COOPERATIVE COMBINED RETIREMENT FUND
P.O. BOX 64594
ST. PAUL, MN 55164

METHODIST HOME ENDOWMENT FUND          INTERNATIONAL EQUITY        685,751           6.7%
1111 HERRING AVENUE
WACO, TX 76708

MACKAY-SHIELDS FINANCIAL CORPORATIO    SHORT-TERM BOND           1,028,983          20.3%
9 WEST 57TH STREET
NEW YORK, NY 10019

BHC SECURITIES INC. CORP.              MONEY MARKET             58,152,704          23.8%
2005 MARKET STREET
1 COMMERCE SQUARE
PHILADELPHIA, PA 19103-7042

----------------------------


      (1) This information, not being within the knowledge of the Company, has been furnished by each of the above persons. Beneficial ownership is as defined under Section 13(d) of the

Securities Exchange Act of 1934. Fractional shares have been omitted.

      (2) Only the ownership of at least one-tenth of one percent is listed.

      As of October 31, 1997, the Directors and officers of the Company as a group owned less than 1% of the shares of any Fund.

CODE OF ETHICS

      The Company has adopted a Code of Ethics governing personal trading activities of all Directors, officers of the Company and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Company or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Company or the Manager or a Sub-Adviser unless such power is the result of their position with the Company or Manager or Sub-Adviser. Such persons are generally required to preclear all security transactions with the Company's Compliance Officer or his designee and to report all transactions on a regular basis. The Company has developed procedures for administration of the Code.

INDEPENDENT ACCOUNTANTS

      Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of the Company.

LEGAL COUNSEL

      Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, passes upon certain legal matters in connection with the shares offered by the Company, and also acts as counsel to the Company.

FINANCIAL STATEMENTS

      The Company's financial statements for the Funds, including the Statements of Assets and Liabilities, the Portfolios of Investments and the Statements of Operations for the year ended December 31, 1996, and the Statements of Changes in Net Assets for the years ended December 31, 1996 and December 31, 1995, the notes to the Financial Statements, and the Report of the Independent Accountants, all of which are included in the 1996 Annual Report to Shareholders, are hereby incorporated by reference into this Statement of Additional Information. In addition, unaudited financial statement of each of the Funds including the Portfolio of Investments as of June 30, 1997, the Statement of Assets and

Liabilities as of June 30, 1997, the Statement of Operations for the six months ended June 30, 1997, the Statement of Changes in Net Assets for the six months ended June 30, 1997 and the Notes to the Financial Statements are hereby incorporated by reference into the Statement of Additional Information.

REGISTRATION STATEMENT

      This Statement of Additional Information and the Prospectus do not contain all the information included in the Company's registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                       MAINSTAY INSTITUTIONAL FUNDS INC.

                           PART C.  OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a.  Financial Statements:

    Included in Part A of this Registration Statement:

          Financial Highlights for the period January 2, 1991 (commencement of operations) through December 31, 1991, for the years ended December 31, 1992, 1993, 1994, 1995 and 1996 and for the six months ended June 30, 1997 (unaudited).

     Incorporated by reference in Part B of this Registration Statement:

          Statement of Assets and Liabilities at December 31, 1996 and as of June 30, 1997 (unaudited);

          Statement of Operations for the year ended December 31, 1996 and six months ended June 30, 1997 (unaudited);

          Statement of Changes in Net Assets for the years ended December 31, 1995 and 1996 and six months ended June 30, 1997 (unaudited);

          Notes to Financial Statements;

          Portfolio of Investments at December 31, 1996 and at June 30, 1997 (unaudited).

          All other financial statements and schedules are not required, not applicable or the required information is shown in financial statements or the notes thereto.

b.   Exhibits:

     1.    (a)  Articles of Incorporation/1/
           (b)  Articles Supplementary/2/
           (c)  Articles of Amendment/5/
           (d)  Form of Articles Supplementary/7/
           (e)  Articles of Amendment/8/

     2.  By-laws/1/

     3.  Inapplicable

     4.  Specimen Certificates for Common Stock/3/

     5. (a) Form of (composite) Management Agreement between MainStay Institutional Funds, Inc., on behalf of the Bond Fund, EAFE Index Fund, Growth Equity Fund, Indexed Bond Fund, Indexed Equity Fund, International Bond Fund, International Equity Fund, Money Market Fund, Multi-Asset Fund, Short-Term Bond Fund and Value Equity Fund, and MainStay Management, Inc.

          (b) Form of (composite) Sub-Advisory Agreement between MainStay Management, Inc., on behalf of the Bond Fund, Growth Equity Fund, International Bond Fund, International Equity Fund, Short-Term Bond Fund and Value Equity Fund, and MacKay-Shields Financial Corporation.

          (c) Form of (composite) Sub-Advisory Agreement between MainStay Management, Inc., on behalf of the EAFE Index Fund, Indexed Bond Fund, Indexed Equity Fund and Multi-Asset Fund, and Monitor Capital Advisors, Inc.

          (d) Form of (composite) Sub-Advisory Agreement between MainStay Management, Inc., on behalf of the Money Market Fund and New York Life Insurance Company.

     6.   Distribution Agreement/6/

     7.   Inapplicable

     8.   Form of Custodian Contract/7/

     9.   (a)  Form of Transfer Agency and Service Agreement/2/
          (b)  Form of License Agreement/2/
          (c)  Form of Service Agreement with New York Life Benefit Services,
               Inc.
          (d)  Form of Service Agreement with New York Life Insurance Company

     10.  Opinion and Consent of Counsel/4/

     11.  Consent of Independent Accountants

     12.  Inapplicable

     13.  Initial Subscription Agreement/3/

     14.  Inapplicable

     15.  (a)  Form of Account Application/3/

          (b)  Shareholder Services Plan/11/

     16.  Inapplicable

     17.  Financial Data Schedules/12/

     18.  Amended and Restated Multiple Class Plan

---------------------

1.   Filed with Registration Statement No. 33-36962 on September 21, 1990.

2. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-36962 on November 19, 1990.

3. Filed with Pre-Effective Amendment No. 2 to Registration Statement No. 33-36962 on December 26, 1990.

4.   Previously filed with Rule 24f-2 Notice.

5. Filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-36962 on November 2, 1992.

6. Filed with Post-Effective Amendment No. 6 to Registration Statement No. 33-36962 on April 29, 1994.

7. Filed with Post-Effective Amendment No. 7 to Registration Statement No. 33-36962 on October 14, 1994.

8. Filed with Post-Effective Amendment No. 8 to Registration Statement No. 33-36962 on December 29, 1994.

9. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-36962 on April 28, 1995.

10. Filed with Post-Effective Amendment No. 12 to Registration Statement No. 33-36962 on February 28, 1996.

11. Filed with Post-Effective Amendment No. 14 to Registration Statement No. 33-36962 on May 1, 1997.




ITEM 25.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The following chart indicates the persons controlled by New York Life:

                                                Jurisdiction of  Percent of Voting
     Name+                                      Organization     Securities Owned
     ----                                       ---------------  ------------------

Eagle Strategies Corporation                    Arizona               100%

Greystone Realty Corporation which owns 100%    Delaware              100%
of the shares of:
  Greystone Realty Management, Inc.             Delaware

NYLIFE Administration Corp.                     Texas                 100%
(doing business as NYLACOR)

MacKay-Shields Financial Corporation            Delaware              100%

MSC Holding, Inc. (formerly Magnus Software     Georgia                85.43%
 Corporation)

MainStay Institutional Funds Inc.               Maryland              ***

MainStay Management, Inc.                       Delaware              100%

MainStay Shareholder Services, Inc.             Delaware              100%

Monitor Capital Advisors, Inc.                  Delaware              100%

NYLIFE SFD Holding, Inc.                        Delaware              100%
  which owns 83.33% of NYLIFE
    Structured Asset Management Company Ltd.    Texas

New York Life Capital Corporation               Delaware              100%

New York Life Fund, Inc.                        New York              *

New York Life Insurance and Annuity             Delaware              100%
  Corporation

New York Life International Investment Inc.     Delaware              100%
which owns 100% of the shares of:
  Monetary Research Ltd.                        Bermuda
  and 100% of the shares of:
  NYL Management Limited                        England

MainStay VP Series Fund, Inc.                   Maryland              *

New York Life Worldwide Holding, Inc., which    Delaware              100%
  owns 100% of the shares of:
  New York Life Worldwide Capital, Inc.         Delaware
  New York Life Worldwide Development, Inc.     Delaware
  New York Life Worldwide (Bermuda) Ltd.        Bermuda
  New York Life Insurance Worldwide Ltd.        Bermuda
  and owns 99.97% of the shares of

                                                Jurisdiction of  Percent of Voting
     Name+                                      Organization     Securities Owned
     ----                                       ---------------  ------------------

  New York Life (U.K.) Ltd., which owns         United Kingdom
  100% of the shares of:
     Windsor Construction Company Limited       England
     and owns 31.3% of the shares of:
     Life Assurance Holding Corporation         England
     Limited, which owns 100% of the shares
       of:
       Windsor Life Assurance Company Limited   England
       and which owns 51% of the shares of:
         KOHAP New York Life Insurance Ltd.     South Korea
       and which owns 50.2% of the shares of:
         P.T. Asuransi Jiwa Sewu-New York       Indonesia
       and which owns 49% of the shares of:
         GEO New York Life, S.A.                Mexico

NYLIFE Depositary Corporation which owns        Delaware       100%
 16.67% of NYLIFE Structured Asset              Texas
 Management Company Ltd.


New York Life Benefit Services, Inc. which owns Massachusetts  100%
 100% of ADQ Insurance Agency Inc.              Massachusetts


New York Life Trust Company                     New York       100%

NYLIFE Distributors Inc.                        Delaware       100%

NYLIFE Equity Inc.                              Delaware       100%

NYLIFE Funding Inc.                             Delaware       100%

NYLIFE Healthcare Management Inc., which        Delaware
owns 54% of total combined stock and 89.6%
of the voting rights of:
  Express Scripts, Inc., which owns 100% of     Delaware
  the shares of:
     Great Plains Reinsurance Company           Arizona
     Practice Patterns Science, Inc.            Delaware
     ESI Canada Holdings, Inc., which owns      Canada
     100% of the shares of:
       ESI Canada, Inc.                         Canada
     IVTx of Houston, Inc.                      Texas

                                                Jurisdiction of  Percent of Voting
     Name+                                      Organization     Securities Owned
     ----                                       ---------------  ------------------

     IVTx of Dallas, Inc.                       Texas
     PhyNet, Inc.                               Delaware
     Express Scripts Vision Corporation         Delaware
  NYLCare Health Plans, Inc.                    Delaware
  (formerly Sanus Corp. Health Systems),
  which owns 100% of the shares of:
     New York Life and Health Insurance Company Delaware
     Avanti Corporate Health Systems Inc.       Delaware
     100% of the shares of:
       Avanti Health Systems of Texas, Inc.     Texas
       Avanti of the District, Inc.             Maryland
       Avanti of Illinois, Inc.                 Illinois
       Avanti of New York, Inc.                 New York
       which owns 100% of MBS IPA,Inc.          New York
       Avanti of New Jersey, Inc.               New Jersey
     and owns 80% of the shares of:
     NYLCare Health Plans of the Mid-           Maryland
     Atlantic, Inc., which owns 100% of the
     shares of:
       Physicians Health Services               Maryland
       Foundation, Inc.
     Lonestar Holding Company, which owns 90%   Delaware
     of the shares of:
       Lone Star Health Plan, Inc., which       Texas
       owns 100% of the shares of:
          NYLCare Health Plans of the           Texas
          Gulf Coast, Inc.
     Prime Provider Corp., which owns 100%
     of the shares of:                          New York
       Prime Provider Corp. of Texas            Texas
     NYLCare of Connecticut, Inc.               Connecticut
     Sanus Dental Plan of NJ, Inc.              New Jersey
     NYLCare Dental Plans of the
     Southwest, Inc.                            Texas
     NYLCare Health Plans of New York,          New York
     Inc.
     NYLCare Health Plans of Connecticut,       Connecticut
     Inc.
     NYLCare Health Plans of the Midwest,       Illinois
     Inc.
     NYLCare Health Plans of New Jersey,        New Jersey
      Inc.
     NYLCare of Texas, Inc., which owns         Texas
      100% of the shares of:
      NYLCare Passport PPO of the               Texas
      Southwest, Inc.
     NYLCare Preferred Services,Inc.            Maryland
     Sanus Preferred Providers West, Inc.       California
     Sanus Preferred Services of Illinois,      Illinois
      Inc.

                                                Jurisdiction of  Percent of Voting
     Name+                                      Organization     Securities Owned
     ----                                       ---------------  ------------------
     NYLCare Health Plans of the                 Oklahoma
     Southwest (Oklahoma), Inc.
     NYLCare Health Plans of the                 Texas
     Southwest, Inc.
     WellPath of Arizona Reinsurance             Arizona
     Company
     and owns 99.8% of the shares of:
     NYLCare Health Plans of Louisiana,          Louisiana
      Inc.
     NYLCare of New England, Inc.                Delaware
     Sanus - Northeast, Inc.                     Delaware
     NYLCare Health Plans of Maine, Inc.         Maine
     NYLCare NC Holdings, Inc. which owns
     50% of the shares of:                       Delaware
     WellPath Community Health Plans L.L.C.      North Carolina
     which owns 100% of the shares of WPCHP
     Holdings, Inc. and 99.9% of the shares of:  Delaware
          WellPath Preferred Services, L.L.C.    North Carolina
          and
          WellPath Select Holdings, L.L.C.       North Carolina
          which owns 100% of:
     WellPath Select, Inc.                       North Carolina
     WellPath of Carolina, Inc.                  Delaware
     Sanus of New York and New Jersey, Inc.      New York
     NYLCare Health Plans of Pennsylvania,       Pennsylvania
     Inc.
     Docservo, Inc.                              New York
     The ETHIX Corporation, which owns           Delaware
     100% of the shares of:
          ETHIX Great Lakes, Inc.                Michigan
          ETHIX Mid-Atlantic, Inc.               Pennsylvania
          ETHIX Midlands, Inc.                   Delaware
          ETHIX Mid-Rivers, Inc.                 Missouri
          ETHIX Northwest Public Services,       Washington
          Inc.
          ETHIX Northwest, Inc.,                 Washington
          which owns 100% of:
            NYLCare Health Plans Northwest,      Washington
            Inc.
            ETHIX Pacific, Inc.                  Oregon
            ETHIX Risk Management, Inc.          Oregon
            ETHIX Southeast, Inc.                North Carolina
            ETHIX Southwest, Inc.                Texas
            which owns 50% of the shares of
              Benefit Panel Services, Inc.       California
              which owns 100% of:
                VivaHealth, Incorporated and     California
                BPS Healthplan Administrators    California
One Liberty Plaza Holdings, Inc.                 Delaware

NYLIFE Inc.                                      New York        100%

NYLIFE Insurance Company of Arizona              Arizona         100%

                                                Jurisdiction of  Percent of Voting
     Name+                                      Organization     Securities Owned
     ----                                       ---------------  ------------------

NYLIFE Realty Inc. which owns 100% of the        Delaware               100%
shares of:  CNP Realty Investments, Inc.         Delaware
NYLIFE Refinery, Inc.                            Delaware               100%

NYLIFE Resources Inc.                            Delaware               100%

NYLIFE Securities Inc.                           New York               100%

NYLINK Insurance Agency Incorporated             Delaware               100%
which owns 100% of the shares of:
        NYLINK Insurance Agency of Alabama       Alabama
        Incorporated
        NYLINK Insurance Agency of New Mexico    New Mexico
        Incorporated


NYLINK Insurance Agency of Hawaii, Incorporated  Hawaii
NYLINK Insurance Agency of Massachusetts,        Massachusetts
Incorporated
NYLTEMPS Inc.                                    Delaware               100%

_____________________

+ By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A.

* New York Life serves as investment adviser to these entities, the shares of which are held of record by separate accounts of New York Life (for the New York Life Fund, Inc.) and NYLIAC (for the MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of these entities.

**   New York Life Foundation does not issue voting securities.

*** MacKay-Shields Financial Corporation and Monitor Capital Advisors, Inc. serve as sub-advisers to this entity.


Item 26.  Number of Holders of Securities.

  As of October 31, 1997, the number of record holders of each class of securities of the Registrant were as follows:

                                                      (2)
     (1)                                           NUMBER OF
TITLE OF CLASS                                  RECORD HOLDERS
--------------                                 ----------------
Shares of Common Stock:

Bond Fund
                    Institutional Class              145
                    Institutional Service Class       58
EAFE Index Fund
                    Institutional Class               92
                    Institutional Service Class       44


Growth Equity Fund
                    Institutional Class                 257
                    Institutional Service Class         185
Indexed Bond Fund
                    Institutional Class                  50
                    Institutional Service Class          43
Indexed Equity Fund
                    Institutional Class                 153
                    Institutional Service Class         115
International Bond Fund
                    Institutional Class                  20
                    Institutional Service Class          12
International Equity Fund
                    Institutional Class                  50
                    Institutional Service Class          29
Money Market Fund
                    Institutional Class                 163
                    Institutional Service Class          83
Multi-Asset Fund
                    Institutional Class                 261
                    Institutional Service Class         102
Short-Term Bond Fund
                    Institutional Class                 137
                    Institutional Service Class          22
Value Equity Fund
                    Institutional Class                 369
                    Institutional Service Class         159

ITEM 27.  INDEMNIFICATION

     Reference is made to Article VI of the Registrant's By-Laws (Exhibit 2), and Article VII, Section 2 of the Registrant's Articles of Incorporation (Exhibit 1), which are incorporated by reference herein.

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISERS

     The business of MainStay Management, Inc. is summarized under "Know Who You're Investing With" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of MainStay Management, Inc. is currently listed in the investment adviser registration on Form ADV for MainStay Management, Inc. (File No. 801-54912) and is hereby incorporated herein by reference thereto.

     The business of MacKay-Shields Financial Corporation is summarized under "Who Manages Your Money" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business of Monitor Capital Advisors, Inc. is summarized under "Who Manages Your Money?" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of Monitor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Monitor Capital Advisors, Inc. (File No. 801-34412) and is hereby incorporated herein by reference thereto.

     The business of New York Life Insurance Company is summarized under "Who Manages Your Money?" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

     The business or other connections of each director and officer of New York Life Insurance Company is currently listed in the investment adviser registration on Form ADV for New York Life Insurance Company (File No. 801-19525) and is hereby incorporated herein by reference thereto.

ITEM 29.  PRINCIPAL UNDERWRITERS

a. NYLIFE Distributors Inc. also acts as the principal underwriter for The MainStay Funds (File No. 33-2610) and NYLIAC Variable Universal Life Separate Accounts I and II.

b.                                                                      (3)
           (1)                            (2)                     Position(s) and
  Name and principal           Position(s) and office(s)           office(s) with
   business address          with NYLIFE Distributors Inc.           registrant
  ------------------         -----------------------------      --------------------
Mistero, Frank               Director, President and Chief        None
  300 Interpace Parkway      Executive Officer
  Parsippany, NJ 07054
Brady, Robert E.             Director and Vice President          None
  260 Cherry Hill Road
  Parsippany, NJ 07054


                                                                        (3)
           (1)                            (2)                     Position(s) and
  Name and principal           Position(s) and office(s)           office(s) with
   business address          with NYLIFE Distributors Inc.           registrant
  ------------------         -----------------------------      --------------------
Boyce, Jefferson C.          Director                             Senior Vice President
  51 Madison Avenue
  New York, NY  10010
Kane, Alice T.               Director                             Chairperson and
  51 Madison Avenue                                               Director
  New York, NY  10010
Gallo, Michael G.            Director                             None
  51 Madison Avenue
  New York, NY  10010
Rock, Robert D.              Director                             None
  51 Madison Avenue
  New York, NY  10010
Boccio, Frank M.             Director                             None
  51 Madison Avenue
  New York, NY  10010
Hildebrand, Phillip J.       Director                             None
  51 Madison Avenue
  New York, NY  10010
Sheila Davidson              Chief Compliance Officer             None
  51 Madison Avenue
  New York, NY 10010
Adasse, Louis H.             Corporate Vice President             None
  51 Madison Avenue,
  New York, NY 10010
Polis, Anthony W.            Vice President and Chief             Treasurer, Chief
  300 Interpace Parkway      Financial Officer                    Financial and
  Parsippany, NJ  07054                                           Accounting Officer
Calhoun, Jay S.              Vice President and Treasurer         None
  51 Madison Avenue
  New York, NY 10010
Ubl, Walter W.               Director and Senior Vice President   None
  260 Cherry Hill Road
  Parsippany, NJ 07054
Warga, Thomas J.             Senior Vice President and General    None
  51 Madison Avenue          Auditor
  New York, NY  10010
Livornese, Linda M.          Vice President                       President
  51 Madison Avenue
  New York, NY  10010
Zuccaro, Richard W.          Tax Vice President                   Tax Vice President
 51 Madison Avenue
  New York, NY 10010
Krystel, David J.            Vice President                       None
  51 Madison Avenue
  New York, NY  10010

                                                                        (3)
           (1)                            (2)                     Position(s) and
  Name and principal           Position(s) and office(s)           office(s) with
   business address          with NYLIFE Distributors Inc.           registrant
  ------------------         -----------------------------      --------------------
O'Byrne, John H.             Vice President and Chief             None
  51 Madison Avenue          Compliance Officer
  New York, NY 10010
Daoust, George R.            Assistant Vice President             None
  300 Interpace Parkway
  Parsippany, NJ 07054
Arizmendi, Arphiela          Assistant Vice President             Assistant Treasurer
  300 Interpace Parkway
  Parsippany, NJ 07054
Cirillo, Antoinette B.       Assistant Vice President             Assistant Treasurer
  300 Interpace Parkway
  Parsippany, NJ 07054
Lorito, Geraldine            Assistant Vice President             Assistant Treasurer
  300 Interpace Parkway
  Parsippany, NJ  07054
Brenner, Nancy               Secretary                            Assistant Secretary
  51 Madison Avenue
  New York, NY  10010
Murray, Thomas J.            Corporate Vice President             None
  51 Madison Avenue
  New York, NY  10010
Zwarick, Phyllis             Corporate Vice President             None
  51 Madison Avenue
  New York, NY  10010
Gomez, Mark A.               Assistant Secretary                  None
  51 Madison Avenue
New York, NY  10010

c.  Inapplicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, and New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, at the offices of MainStay Management, Inc. and NYLIFE Distributors Inc., 300 Interpace Parkway, Parsippany NJ 07054, at the offices of Monitor Capital Advisors, Inc., 504 Carnegie Center, Princeton, NJ 08540-6242, and at the offices of MacKay-Shields Financial Corporation, 9 West 57th Street, New York, NY 10019. Records relating to the duties of the custodian for the Funds are maintained by The Bank of New York, 90 Washington Street, New York, NY 10286. Records relating to the duties of the Registrant's transfer agent are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

ITEM 31.  MANAGEMENT SERVICES.

     Inapplicable.

ITEM 32.  UNDERTAKINGS.

c. The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 17 to the Registraton Statement meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia, on the 21st day of November, 1997.

                                MAINSTAY INSTITUTIONAL FUNDS INC.



                                By:  _________________________________
                                     Linda M. Livornese*
                                     President



*By:  /s/ Jeffrey L. Steele
      -----------------------------
      Jeffrey L. Steele
      as Attorney-in-Fact


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature               Title                   Date
---------               -----                   ----

____________________    Director            November 21, 1997
Alice T. Kane*


____________________    Director            November 21, 1997
Patrick G. Boyle*


____________________    Director            November 21, 1997
Lawrence Glacken*


____________________    Director            November 21, 1997
Robert P. Mulhearn*


____________________    Director            November 21, 1997
Susan B. Kerley*

Signature                    Title              Date
---------                    -----              ----

____________________     President            November 21, 1997
Linda M. Livornese*      (Principal
                         Executive
                         Officer)


____________________     Treasurer            November 21, 1997
Anthony W. Polis*        (Principal
                         Financial
                         and Accounting
                         Officer)


*By:  /s/ Jeffrey L. Steele
      -------------------------------
      Jeffrey L. Steele
      as Attorney-in-Fact



* Powers of Attorney filed with the initial Registration Statement No. 33-36962 on September 21, 1990, with Pre-Effective Amendment No. 2 to the Registration Statement on December 26, 1990, and with Post-Effective Amendment No. 7 to the Registration Statement on October 14, 1994, incorporated by reference within.

                                 EXHIBIT INDEX


        EXHIBIT                                           ITEM
        -------                                           ----

Form of Composite Management Agreement                    5(a)

Form of Composite Sub-Advisory Agreement                  5(b)

Form of Composite Sub-Advisory Agreement                  5(c)

Form of Sub-Advisory Agreement                            5(d)

Consent of independent accountants                        11(a)

Financial Data Schedules                                  17

Amended and Restated Multiple Class Plan                  18